Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	GUGGENHEIM FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000088525
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 31, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jan. 31, 2019
Prospectus Date	rr_ProspectusDate	Jan. 31, 2019
GUGGENHEIM FUNDS TRUST | Guggenheim Floating Rate Strategies Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Guggenheim Floating Rate Strategies Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Guggenheim Floating Rate Strategies Fund (the “Fund”) seeks to provide a high level of current income while maximizing total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay a commission to your financial intermediary for effecting transactions in a class of shares of the Fund without any initial sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution. These commissions are not reflected in the fee and expense table or expense example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Family of Funds, as defined on page 150 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 101 of the Fund’s prospectus and the “How to Purchase Shares” section on page 80 of the Fund’s Statement of Additional Information. Different intermediaries and financial professionals may impose different sales charges or offer different sales charge waivers or discounts.  These variations are described in Appendix A to the Fund’s prospectus (Intermediary-Specific Sales Charge Waivers and Discounts).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Family of Funds, as defined on page 150 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 101 of the Fund’s prospectus and the “How to Purchase Shares” section on page 80 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the current duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund will, under normal circumstances, invest at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in floating rate senior secured syndicated bank loans, floating rate revolving credit facilities (“revolvers”), floating rate unsecured loans, floating rate asset backed securities (including floating rate collateralized loan obligations (“CLOs”)), other floating rate bonds, loans, notes and other securities (which may include, principally, senior secured, senior unsecured and subordinated bonds), fixed income instruments with respect to which the Fund has entered into derivative instruments to effectively convert the fixed rate interest payments into floating rate income payments, and derivative instruments (based on their notional value for purposes of this 80% strategy) that provide exposure (i.e., economic characteristics similar) to floating rate or variable rate loans, obligations or other securities. The loans in which the Fund will invest, generally made by banks and other lending institutions, are made to (or issued by) corporations, partnerships and other business entities. Floating rate loans feature rates that reset regularly, maintaining a fixed spread over the London InterBank Offered Rate (“LIBOR”) or the prime rates of large money-center banks. The interest rates for floating rate loans typically reset quarterly, although rates on some loans may adjust at other intervals.
The Fund invests in other fixed-income instruments of various maturities which may be represented by bonds, debt securities, commercial paper, forwards, derivatives or other similar instruments that Guggenheim Partners Investment Management, LLC, also known as Guggenheim Investments (the "Investment Manager"), believes provide the potential to deliver a high level of current income. Securities in which the Fund invests also may include corporate bonds, convertible securities (including those that are deemed to be “busted” because they are trading well below their equity conversion value), agency and non-agency mortgage-backed securities, asset-backed securities (including collateralized mortgage-backed securities) and CLOs. The Fund may invest in a variety of investment vehicles, such as closed-end funds, exchange-traded funds (“ETFs”) and other mutual funds.
The Fund may hold securities of any quality, rated or unrated, including, those that are rated below investment grade, or, if unrated, determined to be of comparable quality (also known as “high yield securities” or “junk bonds”). The Fund may hold below investment grade securities with no limit. The Fund may hold non-registered or restricted securities (consisting of securities originally issued in reliance on Rule 144A and Regulation S securities). The Fund may also invest in securities of real estate investment trusts (“REITs”) and other real estate companies.
The Fund will principally invest in U.S. dollar denominated loans and other securities of U.S. companies, but may also invest in securities of non-U.S. companies, non-U.S. dollar denominated loans and securities (e.g., denominated in Euros, British pounds, Swiss francs or Canadian dollars), including loans and securities of emerging market countries, sovereign debt securities and Eurodollar bonds and obligations. The Investment Manager may attempt to reduce foreign currency exchange rate risk by entering into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”).
The Fund also may seek certain exposures through derivative transactions, including: foreign exchange forward contracts; futures on securities, indices, currencies and other investments; Eurodollar futures; options; interest rate swaps; cross-currency swaps; total return swaps; and credit default swaps, which may also create economic leverage in the Fund. The Fund may engage in derivative transactions for speculative purposes to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies. The Fund may use leverage to the extent permitted by applicable law by entering into reverse repurchase agreements and transactions equivalent to a borrowing for investment purposes.
The Fund also may engage, without limit, in repurchase agreements, forward commitments, short sales and securities lending. The Fund may, without limitation, seek to obtain exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as dollar rolls).
The Investment Manager’s investment philosophy is predicated upon the belief that thorough research and independent thought are rewarded with performance that has the potential to outperform benchmark indexes with both lower volatility and lower correlation of returns as compared to such benchmark indexes.
The Investment Manager may determine to sell a security for several reasons, including but not limited to the following: (1) to adjust the portfolio’s average maturity or duration, or to shift assets into or out of higher-yielding securities; (2) if a security’s credit rating has been changed, our credit outlook has changed, or for other similar reasons; (3) to meet redemption requests; (4) to take gains; or (5) due to relative value. The Fund generally will not invest in securities that are in default at the time of purchase. If a security defaults subsequent to purchase by the Fund, the Investment Manager will determine in its discretion whether to hold or dispose of such security. Under adverse or unstable market conditions or abnormal circumstances (for example, in the event of credit events, where it is deemed opportune to preserve gains, or to preserve the relative value of investments or in the case of large cash inflows or anticipated large redemptions), the Fund can make temporary investments and may not be able to pursue or achieve its investment objective.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any governmental agency. There is no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund are summarized below.
Asset-Backed Securities Risk—Investors in asset-backed securities, including residential mortgage-backed securities, commercial mortgage-backed securities and other structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, causing their prices to be volatile. These instruments are particularly subject to interest rate, credit and liquidity and valuation risks.
Residential Mortgage-Backed Securities—Residential mortgage-backed securities may be particularly sensitive to changes in interest rates given that rising interest rates tend to extend the duration of fixed-rate mortgage-backed securities. As a result, a rising interest rate environment can cause the prices of mortgage-backed securities to be increasingly volatile, which may adversely affect the Fund’s holdings of mortgage-backed securities.  In light of the current interest rate environment, the Fund’s investments in these securities may be subject to heightened interest rate risk. Investments in non-agency residential mortgage-backed securities are subject to increased interest rate risk and other risks, such as credit and liquidity and valuation risks.
Commercial Mortgage-Backed Securities—Investments in commercial mortgage-backed securities (“CMBS”) are backed by commercial mortgage loans that may be secured by office properties, retail properties, hotels, mixed use properties or multi-family apartment buildings and are particularly subject to the credit risk of the borrower and the tenants of the properties securing the commercial mortgage loans.  CMBS are subject to the risks of asset-backed securities generally and particularly subject to credit risk, interest rate risk, and liquidity and valuation risk.
Collateralized Loan Obligations and Collateralized Debt Obligations Risk—Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.
Collateralized debt obligations (“CDOs”) are structured similarly to CLOs and bear the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities (such as other asset-backed securities), synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.
Commercial Paper Risk—The value of the Fund’s investment in commercial paper, which is an unsecured promissory note that generally has a maturity date between one and 270 days and is issued by a U.S. or foreign entity, is susceptible to changes in the issuer’s financial condition or credit quality. Investments in commercial paper are usually discounted from their value at maturity. Commercial paper can be fixed-rate or variable rate and can be adversely affected by changes in interest rates.
Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Counterparty Credit Risk—The Fund makes investments in financial instruments and over-the-counter ("OTC")-traded derivatives involving counterparties to gain exposure to a particular group of securities, index, asset class or other reference asset without actually purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease.
Credit Risk—The Fund could lose money if the issuer or guarantor of a fixed-income instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time or defaults. The issuer, guarantor or counterparty could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the instrument. Credit ratings may not be an accurate assessment of liquidity or credit risk.
Currency Risk—Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Fund. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad.
Derivatives Risk—Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Some of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened credit, liquidity and valuation risks.
Dollar Roll Transaction Risk—The Fund may enter into dollar roll transactions, in which the Fund sells a mortgage-backed or other security for settlement on one date and buys back a substantially similar security for settlement at a later date. Dollar rolls involve a risk of loss if the market value of the securities that the Fund is committed to buy declines below the price of the securities the Fund has sold.
Emerging Markets Risk—Investments in or exposure to emerging markets are generally subject to a greater level of those risks associated with investing in or being exposed to developed foreign markets, as emerging markets are considered to be less developed than developing countries. Furthermore, investments in or exposure to emerging markets are generally subject to additional risks, including the risks associated with trading in smaller markets, lower volumes of trading, and being subject to lower levels of government regulation and less extensive accounting, financial and other reporting requirements.
Extension Risk—Certain debt instruments, including mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur at a slower rate or later than expected.  In this event, the expected maturity could lengthen and the Fund’s investment may sharply decrease in value and the Fund’s income from the investment may quickly decline.  These types of instruments are particularly subject to extension risk, and offer less potential for gains, during periods of rising interest rates. In addition, the Fund may be delayed in its ability to reinvest income or proceeds from these instruments in potentially higher yielding investments, which would adversely affect the Fund.
Foreign Securities and Currency Risk—Foreign securities carry unique or additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity and more volatility, limited legal recourse and higher transactional costs.
High Yield and Unrated Securities Risk—High yield, below investment grade and unrated high risk debt securities (which also may be known as “junk bonds”) may present additional risks because these securities may be less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, and present more credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.
Interest Rate Risk—Investments in fixed-income instruments and other debt instruments are subject to the possibility that interest rates could rise sharply, which may cause the value of the Fund’s holdings and share price to decline. Changes in interest rates may also affect the liquidity of the Fund's investments in fixed-income instruments. The risks associated with rising interest rates are heightened given the recent near historically low interest rate environment and, as of the date of this prospectus, increasing interest rate environment. Interest rates may continue to rise in the future, possibly suddenly and significantly, with unpredictable effects on the financial markets and the Fund’s investments. Fixed-income instruments with longer durations are subject to more volatility than those with shorter durations. During periods of rising interest rates, because changes in interest rates on adjustable rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.
Investment in Investment Vehicles Risk—Investing in other investment vehicles, including ETFs, closed-end funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF's shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF's shares.
Investment in Loans Risk—The Fund may invest in loans through assignments, participations or directly. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The Fund’s investments in loans can also be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Fund is also subject to the risk that the value of any collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments, become insolvent, or otherwise default. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the issuer of the participation (or an agent acting on its behalf). Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations.
Leverage Risk—The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if it had not been leveraged.
Liquidity and Valuation Risk—It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. These risks may be heightened for fixed-income instruments because of the near historically low interest rate environment as of the date of this prospectus. Based on its investment strategies, a significant portion of the Fund's investments can be difficult to value and potentially less liquid and thus particularly prone to the foregoing risks.
Management Risk—The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing the Fund to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active and frequent trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active and frequent trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active and frequent trading may also result in adverse tax consequences.
Market Risk—The value of, or income generated by, the securities held by the Fund may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world. The performance of these investments may underperform the general securities markets or other types of securities.
Prepayment Risk—Certain debt instruments, including loans and mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur more quickly or earlier than expected.  In this event, the Fund might be forced to forego future interest income on the principal repaid early and to reinvest income or proceeds at generally lower interest rates, thus reducing the Fund’s yield.  These types of instruments are particularly subject to prepayment risk, and offer less potential for gains, during periods of declining interest rates.
Real Estate Securities Risk—The Fund may invest in securities of real estate companies and companies related to the real estate industry, including real estate investment trusts (“REITs”), which are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns.
Regulatory and Legal Risk—U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.
Repurchase Agreements and Reverse Repurchase Agreements Risk—In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.
Restricted Securities Risk—Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Fund.
Securities Lending Risk—Securities lending involves a risk that the borrower may fail to return the securities or deliver the proper amount of collateral, which may result in a loss to the Fund. In the event of bankruptcy of the borrower, the Fund could experience losses or delays in recovering the loaned securities.
Short Sale Risk—Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.
Sovereign Debt Risk—The debt securities issued by sovereign entities may decline as a result of default or other adverse credit event resulting from a sovereign debtor's unwillingness or inability to repay principal and pay interest in a timely manner, which may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.
Special Situations/Securities in Default Risk—Investments in the securities and debt of distressed issuers or issuers in default involve far greater risk than investing in issuers whose debt obligations are being met and whose debt trade at or close to its “par” or full value because the investments are highly speculative with respect to the issuer’s ability to make interest payments and/or to pay its principal obligations in full and/or on time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Class A share calendar year performance from year to year and average annual returns for the one, five and ten year or since inception periods (if shorter), as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.
The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return Q1 2012 4.58%	Lowest Quarter Return Q4 2018 -3.13%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary. The returns shown below reflect applicable sales charges, if any.

GUGGENHEIM FUNDS TRUST | Guggenheim Floating Rate Strategies Fund | Credit Suisse Leveraged Loan Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Credit Suisse Leveraged Loan Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.15%
5 Years	rr_AverageAnnualReturnYear05	3.32%
Since Inception	rr_AverageAnnualReturnSinceInception	4.60%
GUGGENHEIM FUNDS TRUST | Guggenheim Floating Rate Strategies Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GIFAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.24%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.15%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.03%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 402
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	643
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	903
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,645
Annual Return 2012	rr_AnnualReturn2012	11.43%
Annual Return 2013	rr_AnnualReturn2013	6.77%
Annual Return 2014	rr_AnnualReturn2014	2.45%
Annual Return 2015	rr_AnnualReturn2015	1.08%
Annual Return 2016	rr_AnnualReturn2016	7.44%
Annual Return 2017	rr_AnnualReturn2017	3.36%
Annual Return 2018	rr_AnnualReturn2018	(0.32%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.13%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.29%)
5 Years	rr_AverageAnnualReturnYear05	1.78%
Since Inception	rr_AverageAnnualReturnSinceInception	3.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011
GUGGENHEIM FUNDS TRUST | Guggenheim Floating Rate Strategies Fund | Class A | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(5.00%)
5 Years	rr_AverageAnnualReturnYear05	(0.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011
GUGGENHEIM FUNDS TRUST | Guggenheim Floating Rate Strategies Fund | Class A | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(1.93%)
5 Years	rr_AverageAnnualReturnYear05	0.53%
Since Inception	rr_AverageAnnualReturnSinceInception	2.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011
GUGGENHEIM FUNDS TRUST | Guggenheim Floating Rate Strategies Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GIFCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.21%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.87%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.78%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 281
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	579
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,003
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,183
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	181
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	579
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,003
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,183
Label	rr_AverageAnnualReturnLabel	Class C
1 Year	rr_AverageAnnualReturnYear01	(2.01%)
5 Years	rr_AverageAnnualReturnYear05	2.00%
Since Inception	rr_AverageAnnualReturnSinceInception	3.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011
GUGGENHEIM FUNDS TRUST | Guggenheim Floating Rate Strategies Fund | Institutional
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GIFIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.18%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.79%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	263
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	461
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,033
Label	rr_AverageAnnualReturnLabel	Institutional Class
1 Year	rr_AverageAnnualReturnYear01	(0.08%)
5 Years	rr_AverageAnnualReturnYear05	3.01%
Since Inception	rr_AverageAnnualReturnSinceInception	4.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011
GUGGENHEIM FUNDS TRUST | Guggenheim Floating Rate Strategies Fund | Class P
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GIFPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.24%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.15%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.03%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	621
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,387
Label	rr_AverageAnnualReturnLabel	Class P
1 Year	rr_AverageAnnualReturnYear01	(0.32%)
5 Years	rr_AverageAnnualReturnYear05	2.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015
GUGGENHEIM FUNDS TRUST | Guggenheim High Yield Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Guggenheim High Yield Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Guggenheim High Yield Fund (the “Fund”) seeks high current income. Capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay a commission to your financial intermediary for effecting transactions in a class of shares of the Fund without any initial sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution. These commissions are not reflected in the fee and expense table or expense example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Family of Funds, as defined on page 150 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 101 of the Fund’s prospectus and the “How to Purchase Shares” section on page 80 of the Fund’s Statement of Additional Information. Different intermediaries and financial professionals may impose different sales charges or offer different sales charge waivers or discounts.  These variations are described in Appendix A to the Fund’s prospectus (Intermediary-Specific Sales Charge Waivers and Discounts).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Family of Funds, as defined on page 150 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 101 of the Fund’s prospectus and the “How to Purchase Shares” section on page 80 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the current duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes), under normal circumstances, in a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), to be of comparable quality (also known as “junk bonds”). If nationally recognized statistical rating organizations assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality. These debt securities may include, without limitation: corporate bonds and notes, convertible securities, agency and non-agency mortgage-backed securities and other asset-backed securities (including collateralized debt obligations), participations in and assignments of loans (such as senior floating rate loans, syndicated bank loans, secured or unsecured loans, bridge loans and other loans), floating rate revolving credit facilities (“revolvers”), debtor-in-possession loans (“DIPs”) and other loans, and sovereign debt securities and Eurodollar bonds and obligations. These securities may pay fixed or variable rates of interest. These securities also may be restricted securities, including Rule 144A securities that are eligible for resale to qualified institutional buyers. The Fund also may invest in a variety of investment vehicles, principally, closed-end funds, exchange-traded funds (“ETFs”) and other mutual funds. The Fund may invest up to 10% of its net assets in securities that are in default at the time of purchase. The debt securities in which the Fund invests will primarily be domestic securities, but may also include foreign securities. Such securities may be denominated in foreign currencies. The Fund may also invest in preferred securities.
The Fund also may seek certain exposures through derivative transactions, including: foreign exchange forward contracts; futures on securities, indices, currencies and other investments; Eurodollar futures; options; interest rate swaps; cross-currency swaps; total return swaps; and credit default swaps, which may also create economic leverage in the Fund. The Fund may engage in derivative transactions for speculative purposes to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies.
The Fund also may engage, without limit, in repurchase agreements, forward commitments, short sales and securities lending. The Fund may, without limitation, seek to obtain exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as dollar rolls).
The Investment Manager selects securities and other investments for purchase and sale based on intensive credit research involving extensive due diligence on each issuer, region and sector. The Investment Manager also considers macroeconomic outlook and geopolitical issues.
The Investment Manager may determine to sell a security for several reasons, including but not limited to the following: (1) to adjust the portfolio’s average maturity or duration, or to shift assets into or out of higher-yielding securities; (2) if a security’s credit rating has been changed, our credit outlook has changed, or for other similar reasons; (3) to meet redemption requests; (4) to take gains; or (5) due to relative value. Under adverse or unstable market conditions or abnormal circumstances (for example, in the event of credit events, where it is deemed opportune to preserve gains, or to preserve the relative value of investments or in the case of large cash inflows or anticipated large redemptions), the Fund can make temporary investments and may not be able to pursue or achieve its investment objective.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any governmental agency. There is no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund are summarized below.
Asset-Backed Securities Risk—Investors in asset-backed securities, including residential mortgage-backed securities, commercial mortgage-backed securities and other structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, causing their prices to be volatile. These instruments are particularly subject to interest rate, credit and liquidity and valuation risks.
Collateralized Loan Obligations and Collateralized Debt Obligations Risk—Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.
Collateralized debt obligations (“CDOs”) are structured similarly to CLOs and bear the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities (such as other asset-backed securities), synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.
Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Counterparty Credit Risk—The Fund makes investments in financial instruments and over-the-counter ("OTC")-traded derivatives involving counterparties to gain exposure to a particular group of securities, index, asset class or other reference asset without actually purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease.
Credit Risk—The Fund could lose money if the issuer or guarantor of a fixed-income instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time or defaults. The issuer, guarantor or counterparty could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the instrument. Credit ratings may not be an accurate assessment of liquidity or credit risk.
Currency Risk—Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Fund. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad.
Derivatives Risk—Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Some of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened credit, liquidity and valuation risks.
Dollar Roll Transaction Risk—The Fund may enter into dollar roll transactions, in which the Fund sells a mortgage-backed or other security for settlement on one date and buys back a substantially similar security for settlement at a later date. Dollar rolls involve a risk of loss if the market value of the securities that the Fund is committed to buy declines below the price of the securities the Fund has sold.
Equity Securities Risk—Equity securities include common stocks and other equity and equity-related securities (and securities convertible into stocks). The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.
Extension Risk—Certain debt instruments, including mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur at a slower rate or later than expected.  In this event, the expected maturity could lengthen and the Fund’s investment may sharply decrease in value and the Fund’s income from the investment may quickly decline.  These types of instruments are particularly subject to extension risk, and offer less potential for gains, during periods of rising interest rates. In addition, the Fund may be delayed in its ability to reinvest income or proceeds from these instruments in potentially higher yielding investments, which would adversely affect the Fund.
Foreign Securities and Currency Risk—Foreign securities carry unique or additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity and more volatility, limited legal recourse and higher transactional costs.
High Yield and Unrated Securities Risk—High yield, below investment grade and unrated high risk debt securities (which also may be known as “junk bonds”) may present additional risks because these securities may be less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, and present more credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.
Interest Rate Risk—Investments in fixed-income instruments and other debt instruments are subject to the possibility that interest rates could rise sharply, which may cause the value of the Fund’s holdings and share price to decline. Changes in interest rates may also affect the liquidity of the Fund's investments in fixed-income instruments. The risks associated with rising interest rates are heightened given the recent near historically low interest rate environment and, as of the date of this prospectus, increasing interest rate environment. Interest rates may continue to rise in the future, possibly suddenly and significantly, with unpredictable effects on the financial markets and the Fund’s investments. Fixed-income instruments with longer durations are subject to more volatility than those with shorter durations. During periods of rising interest rates, because changes in interest rates on adjustable rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.
Investment in Investment Vehicles Risk—Investing in other investment vehicles, including ETFs, closed-end funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF's shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF's shares.
Investment in Loans Risk—The Fund may invest in loans through assignments, participations or directly. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The Fund’s investments in loans can also be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Fund is also subject to the risk that the value of any collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments, become insolvent, or otherwise default. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the issuer of the participation (or an agent acting on its behalf). Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations.
Leverage Risk—The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if it had not been leveraged.
Liquidity and Valuation Risk—It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. These risks may be heightened for fixed-income instruments because of the near historically low interest rate environment as of the date of this prospectus. Based on its investment strategies, a significant portion of the Fund's investments can be difficult to value and potentially less liquid and thus particularly prone to the foregoing risks.
Management Risk—The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing the Fund to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active and frequent trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active and frequent trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active and frequent trading may also result in adverse tax consequences.
Market Risk—The value of, or income generated by, the securities held by the Fund may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world. The performance of these investments may underperform the general securities markets or other types of securities.
Preferred Securities Risk—A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.
Prepayment Risk—Certain debt instruments, including loans and mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur more quickly or earlier than expected.  In this event, the Fund might be forced to forego future interest income on the principal repaid early and to reinvest income or proceeds at generally lower interest rates, thus reducing the Fund’s yield.  These types of instruments are particularly subject to prepayment risk, and offer less potential for gains, during periods of declining interest rates.
Regulatory and Legal Risk—U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.
Repurchase Agreements and Reverse Repurchase Agreements Risk—In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.
Restricted Securities Risk—Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Fund.
Securities Lending Risk—Securities lending involves a risk that the borrower may fail to return the securities or deliver the proper amount of collateral, which may result in a loss to the Fund. In the event of bankruptcy of the borrower, the Fund could experience losses or delays in recovering the loaned securities.
Short Sale Risk—Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.
Sovereign Debt Risk—The debt securities issued by sovereign entities may decline as a result of default or other adverse credit event resulting from a sovereign debtor's unwillingness or inability to repay principal and pay interest in a timely manner, which may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.
Special Situations/Securities in Default Risk—Investments in the securities and debt of distressed issuers or issuers in default involve far greater risk than investing in issuers whose debt obligations are being met and whose debt trade at or close to its “par” or full value because the investments are highly speculative with respect to the issuer’s ability to make interest payments and/or to pay its principal obligations in full and/or on time.
When Issued, Forward Commitment and Delayed-Delivery Transactions Risk—When-issued, forward-commitment and delayed-delivery transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. When purchasing securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. However, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Class A share calendar year performance from year to year and average annual returns for the one, five and ten year or since inception periods (if shorter), as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.
The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return Q2 2009 32.56%	Lowest Quarter Return Q3 2011 -11.82%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary. The returns shown below reflect applicable sales charges, if any.

GUGGENHEIM FUNDS TRUST | Guggenheim High Yield Fund | Bloomberg Barclays U.S. Corporate High Yield Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Corporate High Yield Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.08%)
5 Years	rr_AverageAnnualReturnYear05	3.83%
10 Years	rr_AverageAnnualReturnYear10	11.12%
GUGGENHEIM FUNDS TRUST | Guggenheim High Yield Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	SIHAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[4]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.23%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.27%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.36%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.36%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 533
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	814
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,115
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,970
Annual Return 2009	rr_AnnualReturn2009	70.53%
Annual Return 2010	rr_AnnualReturn2010	14.92%
Annual Return 2011	rr_AnnualReturn2011	(3.49%)
Annual Return 2012	rr_AnnualReturn2012	16.88%
Annual Return 2013	rr_AnnualReturn2013	11.09%
Annual Return 2014	rr_AnnualReturn2014	1.29%
Annual Return 2015	rr_AnnualReturn2015	(2.33%)
Annual Return 2016	rr_AnnualReturn2016	16.46%
Annual Return 2017	rr_AnnualReturn2017	6.88%
Annual Return 2018	rr_AnnualReturn2018	(3.22%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.82%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(7.11%)
5 Years	rr_AverageAnnualReturnYear05	2.56%
Since Inception	rr_AverageAnnualReturnSinceInception	10.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 05, 1996
GUGGENHEIM FUNDS TRUST | Guggenheim High Yield Fund | Class A | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(9.52%)
5 Years	rr_AverageAnnualReturnYear05	(0.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 05, 1996
GUGGENHEIM FUNDS TRUST | Guggenheim High Yield Fund | Class A | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(4.17%)
5 Years	rr_AverageAnnualReturnYear05	0.69%
Since Inception	rr_AverageAnnualReturnSinceInception	7.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 05, 1996
GUGGENHEIM FUNDS TRUST | Guggenheim High Yield Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	SIHSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[6]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.23%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.28%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.12%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 315
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	664
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,139
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,452
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	215
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	664
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,139
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,452
Label	rr_AverageAnnualReturnLabel	Class C
1 Year	rr_AverageAnnualReturnYear01	(4.85%)
5 Years	rr_AverageAnnualReturnYear05	2.80%
Since Inception	rr_AverageAnnualReturnSinceInception	10.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2000
GUGGENHEIM FUNDS TRUST | Guggenheim High Yield Fund | Institutional
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	SHYIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.23%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.27%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.11%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.11%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,352
Label	rr_AverageAnnualReturnLabel	Institutional Class
1 Year	rr_AverageAnnualReturnYear01	(3.02%)
5 Years	rr_AverageAnnualReturnYear05	3.84%
Since Inception	rr_AverageAnnualReturnSinceInception	11.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 11, 2008
GUGGENHEIM FUNDS TRUST | Guggenheim High Yield Fund | Class P
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	SIHPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.23%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.34%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.43%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	449
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	779
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,710
Label	rr_AverageAnnualReturnLabel	Class P
1 Year	rr_AverageAnnualReturnYear01	(3.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015
GUGGENHEIM FUNDS TRUST | Guggenheim Investment Grade Bond Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Guggenheim Investment Grade Bond Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Guggenheim Investment Grade Bond Fund (the “Fund”) seeks to provide current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay a commission to your financial intermediary for effecting transactions in a class of shares of the Fund without any initial sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution. These commissions are not reflected in the fee and expense table or expense example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Family of Funds, as defined on page 150 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 101 of the Fund’s prospectus and the “How to Purchase Shares” section on page 80 of the Fund’s Statement of Additional Information. Different intermediaries and financial professionals may impose different sales charges or offer different sales charge waivers or discounts.  These variations are described in Appendix A to the Fund’s prospectus (Intermediary-Specific Sales Charge Waivers and Discounts).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Family of Funds, as defined on page 150 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 101 of the Fund’s prospectus and the “How to Purchase Shares” section on page 80 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the current duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In pursuit of its objective, the Fund will invest, under normal circumstances, at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in investment grade fixed-income securities (i.e., rated in the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), to be of comparable quality). If nationally recognized statistical rating organizations assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality. Such fixed-income securities may include corporate bonds and other corporate debt securities, commercial paper, securities issued by the U.S. government or its agencies and instrumentalities (including those not backed by the full faith and credit of the U.S. government), sovereign debt securities, Eurodollar bonds and obligations, agency and non-agency mortgage-backed securities and other asset-backed securities (such as corporate, consumer and commercial asset-backed securities) including collateralized debt, loan and mortgage obligations, participations in and assignments of loans (such as senior floating rate loans, syndicated bank loans, secured or unsecured loans, bridge loans and other loans), zero-coupon bonds, municipal bonds, payment-in-kind debt securities (such as payment-in-kind bonds), convertible fixed-income securities, non-registered or restricted securities (including securities originally issued in reliance on Rule 144A and Regulation S securities), certain preferred securities and step-up securities (such as step-up bonds). These securities may pay fixed or variable rates of interest. Although the Fund will invest at least 80% of its assets in investment grade fixed-income securities, such securities (especially those in the lowest of the top four long-term rating categories) may have speculative characteristics. The Fund may, without limitation, seek to obtain exposure to the securities in which it primarily invests through a variety of investment vehicles, principally closed-end funds, exchange-traded funds (“ETFs”) and other mutual funds. The Fund may invest up to 20% of its assets in preferred stock. While the Fund will principally invest in securities listed, traded or dealt in developed markets countries globally, it may also invest without limitation in securities listed, traded or dealt in other countries, including emerging markets countries. Such securities may be denominated in foreign currencies.
Consistent with its investment objective and principal investment strategies, the Fund also may invest in debt securities or loans that are not investment grade (also known as “high yield/high risk securities” or “junk bonds”). The Fund also may seek certain exposures through derivative transactions, principally, foreign exchange forward contracts, futures on securities, indices, currencies and other investments, Eurodollar futures, options, interest rate swaps, cross-currency swaps, total return swaps, and credit default swaps, which may also create economic leverage in the Fund. The Fund may engage in derivative transactions for speculative purposes to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency rates, to change the effective duration of its portfolio, to manage certain investment risks, as a substitute for the purchase or sale of securities or currencies and/or to obtain or replicate market exposure. The Fund may use leverage to the extent permitted by applicable law by entering into reverse repurchase agreements and transactions equivalent to a borrowing for investment purposes. The Fund may also seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as “To Be Announced” (“TBA”) transactions and/or dollar rolls). In a TBA transaction, a seller agrees to deliver a mortgage-backed security to the Fund at a future date, but the seller does not specify the particular security to be delivered. Instead, the Fund agrees to accept or sell any security that meets specified terms.
The Investment Manager selects securities and other investments for purchase and sale based on intensive credit research involving extensive due diligence on each issuer, region and sector. The Investment Manager also considers macroeconomic outlook and geopolitical issues. The Investment Manager may employ a tactical sector allocation strategy to seek to capitalize on total return potential created by changing market and economic conditions.
The Investment Manager may determine to sell a security for several reasons, including but not limited to the following: (1) to adjust the portfolio’s average maturity or duration, or to shift assets into or out of higher-yielding securities; (2) if a security’s credit rating has been changed, our credit outlook has changed, or for other similar reasons; (3) to meet redemption requests; (4) to take gains; or (5) due to relative value. Under adverse or unstable market conditions or abnormal circumstances (for example, in the event of credit events, where it is deemed opportune to preserve gains, or to preserve the relative value of investments or in the case of large cash inflows or anticipated large redemptions), the Fund can make temporary investments and may not be able to pursue or achieve its investment objective.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any governmental agency. There is no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund are summarized below.
Asset-Backed Securities Risk—Investors in asset-backed securities, including residential mortgage-backed securities, commercial mortgage-backed securities and other structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, causing their prices to be volatile. These instruments are particularly subject to interest rate, credit and liquidity and valuation risks.
Residential Mortgage-Backed Securities—Residential mortgage-backed securities may be particularly sensitive to changes in interest rates given that rising interest rates tend to extend the duration of fixed-rate mortgage-backed securities. As a result, a rising interest rate environment can cause the prices of mortgage-backed securities to be increasingly volatile, which may adversely affect the Fund’s holdings of mortgage-backed securities.  In light of the current interest rate environment, the Fund’s investments in these securities may be subject to heightened interest rate risk. Investments in non-agency residential mortgage-backed securities are subject to increased interest rate risk and other risks, such as credit and liquidity and valuation risks.
Commercial Mortgage-Backed Securities—Investments in commercial mortgage-backed securities (“CMBS”) are backed by commercial mortgage loans that may be secured by office properties, retail properties, hotels, mixed use properties or multi-family apartment buildings and are particularly subject to the credit risk of the borrower and the tenants of the properties securing the commercial mortgage loans.  CMBS are subject to the risks of asset-backed securities generally and particularly subject to credit risk, interest rate risk, and liquidity and valuation risk.
Collateralized Loan Obligations and Collateralized Debt Obligations Risk—Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.
Collateralized debt obligations (“CDOs”) are structured similarly to CLOs and bear the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities (such as other asset-backed securities), synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.
Commercial Paper Risk—The value of the Fund’s investment in commercial paper, which is an unsecured promissory note that generally has a maturity date between one and 270 days and is issued by a U.S. or foreign entity, is susceptible to changes in the issuer’s financial condition or credit quality. Investments in commercial paper are usually discounted from their value at maturity. Commercial paper can be fixed-rate or variable rate and can be adversely affected by changes in interest rates.
Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Counterparty Credit Risk—The Fund makes investments in financial instruments and over-the-counter ("OTC")-traded derivatives involving counterparties to gain exposure to a particular group of securities, index, asset class or other reference asset without actually purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease.
Credit Risk—The Fund could lose money if the issuer or guarantor of a fixed-income instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time or defaults. The issuer, guarantor or counterparty could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the instrument. Credit ratings may not be an accurate assessment of liquidity or credit risk.
Currency Risk—Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Fund. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad.
Derivatives Risk—Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Some of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened credit, liquidity and valuation risks. Certain risks also are specific to the derivatives in which the Fund invests.
Swap Agreements Risk—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be exchange-traded through a futures commission merchant and/or cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory exchange trading and central clearing. Exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity but exchange trading and central clearing do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps.
Futures Contracts Risk—Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Investment Manager, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures are also subject to leverage risks and to liquidity risk.
Options Risk—Options or options on futures contracts give the holder of the option the right, but not the obligation, to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Investment Manager’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Investment Manager, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.
Dollar Roll Transaction Risk—The Fund may enter into dollar roll transactions, in which the Fund sells a mortgage-backed or other security for settlement on one date and buys back a substantially similar security for settlement at a later date. Dollar rolls involve a risk of loss if the market value of the securities that the Fund is committed to buy declines below the price of the securities the Fund has sold.
Emerging Markets Risk—Investments in or exposure to emerging markets are generally subject to a greater level of those risks associated with investing in or being exposed to developed foreign markets, as emerging markets are considered to be less developed than developing countries. Furthermore, investments in or exposure to emerging markets are generally subject to additional risks, including the risks associated with trading in smaller markets, lower volumes of trading, and being subject to lower levels of government regulation and less extensive accounting, financial and other reporting requirements.
Extension Risk—Certain debt instruments, including mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur at a slower rate or later than expected.  In this event, the expected maturity could lengthen and the Fund’s investment may sharply decrease in value and the Fund’s income from the investment may quickly decline.  These types of instruments are particularly subject to extension risk, and offer less potential for gains, during periods of rising interest rates. In addition, the Fund may be delayed in its ability to reinvest income or proceeds from these instruments in potentially higher yielding investments, which would adversely affect the Fund.
Foreign Securities and Currency Risk—Foreign securities carry unique or additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity and more volatility, limited legal recourse and higher transactional costs.
High Yield and Unrated Securities Risk—High yield, below investment grade and unrated high risk debt securities (which also may be known as “junk bonds”) may present additional risks because these securities may be less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, and present more credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.
Interest Rate Risk—Investments in fixed-income instruments and other debt instruments are subject to the possibility that interest rates could rise sharply, which may cause the value of the Fund’s holdings and share price to decline. Changes in interest rates may also affect the liquidity of the Fund's investments in fixed-income instruments. The risks associated with rising interest rates are heightened given the recent near historically low interest rate environment and, as of the date of this prospectus, increasing interest rate environment. Interest rates may continue to rise in the future, possibly suddenly and significantly, with unpredictable effects on the financial markets and the Fund’s investments. Fixed-income instruments with longer durations are subject to more volatility than those with shorter durations. During periods of rising interest rates, because changes in interest rates on adjustable rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.
Investment in Investment Vehicles Risk—Investing in other investment vehicles, including ETFs, closed-end funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF's shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF's shares.
Investment in Loans Risk—The Fund may invest in loans through assignments, participations or directly. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The Fund’s investments in loans can also be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Fund is also subject to the risk that the value of any collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments, become insolvent, or otherwise default. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the issuer of the participation (or an agent acting on its behalf). Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations.
Leverage Risk—The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if it had not been leveraged.
Liquidity and Valuation Risk—It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. These risks may be heightened for fixed-income instruments because of the near historically low interest rate environment as of the date of this prospectus. Based on its investment strategies, a significant portion of the Fund's investments can be difficult to value and potentially less liquid and thus particularly prone to the foregoing risks.
Management Risk—The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing the Fund to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active and frequent trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active and frequent trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active and frequent trading may also result in adverse tax consequences.
Market Risk—The value of, or income generated by, the securities held by the Fund may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world. The performance of these investments may underperform the general securities markets or other types of securities.
Municipal Securities Risk—Municipal securities are subject to a variety of risks, including credit, interest, prepayment, liquidity, and valuation risks. In addition, municipal securities can be adversely affected by (i) unfavorable legislative, political or other developments or events, including natural disasters, and (ii) changes in the economic and fiscal conditions of state and municipal issuers or the federal government in case it provides financial support to such issuers. To the extent a Fund invests a substantial portion of its assets in securities issued by a particular state or municipality, the Fund will be particularly sensitive to developments and events adversely affecting such issuer. Certain sectors of the municipal bond market have special risks that can affect them more significantly than the market as a whole. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the overall municipal market. Municipal securities that are insured by an insurer may be adversely affected by developments relevant to that particular insurer, or more general developments relevant to the market as a whole. Municipal securities can be difficult to value and be less liquid than other investments, which may affect performance or the ability to meet fund redemption requests.
Preferred Securities Risk—A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.
Prepayment Risk—Certain debt instruments, including loans and mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur more quickly or earlier than expected.  In this event, the Fund might be forced to forego future interest income on the principal repaid early and to reinvest income or proceeds at generally lower interest rates, thus reducing the Fund’s yield.  These types of instruments are particularly subject to prepayment risk, and offer less potential for gains, during periods of declining interest rates.
Regulatory and Legal Risk—U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.
Repurchase Agreements and Reverse Repurchase Agreements Risk—In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.
Restricted Securities Risk—Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Fund.
Sovereign Debt Risk—The debt securities issued by sovereign entities may decline as a result of default or other adverse credit event resulting from a sovereign debtor's unwillingness or inability to repay principal and pay interest in a timely manner, which may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.
To-Be-Announced (“TBA”) Transactions Risk—The Fund may enter into “To Be Announced” (“TBA”) transactions to purchase or sell mortgage-backed securities for a fixed price at a future date. TBA purchase commitments involve a risk of loss if the value of the securities to be purchased declines prior to settlement date or if the counterparty may not deliver the securities as promised. Selling a TBA involves a risk of loss if the value of the securities to be sold goes up prior to settlement date. Recently finalized FINRA rules include mandatory margin requirements that will require the Fund to post collateral in connection with its TBA transactions, which could increase the cost of TBA transactions to the Fund and impose added operational complexity.
U.S. Government Securities Risk—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate risk and credit risk.
Zero Coupon and Payment-In-Kind Securities Risk—Zero coupon and payment-in-kind securities pay no cash interest income and usually are sold at substantial discounts from their value at maturity. Zero coupon and payment-in-kind securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities, which make current cash-pay interest payments.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Class A share calendar year performance from year to year and average annual returns for the one, five and ten year or since inception periods (if shorter), as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.
Effective January 28, 2013, the Fund changed its name and principal investment strategies. Performance information prior to that date reflects the Fund’s prior principal investment strategies.
The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Class A share calendar year performance from year to year and average annual returns for the one, five and ten year or since inception periods (if shorter), as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return	Lowest Quarter Return
Q3 2009 4.63%	Q4 2016 -1.53%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary. The returns shown below reflect applicable sales charges, if any.

GUGGENHEIM FUNDS TRUST | Guggenheim Investment Grade Bond Fund | Bloomberg Barclays U.S. Aggregate Bond Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.52%
10 Years	rr_AverageAnnualReturnYear10	3.48%
GUGGENHEIM FUNDS TRUST | Guggenheim Investment Grade Bond Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	SIUSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[7]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%	[8]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.27%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.92%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 478
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	670
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	878
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,475
Annual Return 2009	rr_AnnualReturn2009	10.63%
Annual Return 2010	rr_AnnualReturn2010	6.11%
Annual Return 2011	rr_AnnualReturn2011	6.95%
Annual Return 2012	rr_AnnualReturn2012	6.34%
Annual Return 2013	rr_AnnualReturn2013	3.20%
Annual Return 2014	rr_AnnualReturn2014	7.63%
Annual Return 2015	rr_AnnualReturn2015	1.02%
Annual Return 2016	rr_AnnualReturn2016	5.01%
Annual Return 2017	rr_AnnualReturn2017	6.32%
Annual Return 2018	rr_AnnualReturn2018	0.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.53%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.22%)
5 Years	rr_AverageAnnualReturnYear05	3.12%
10 Years	rr_AverageAnnualReturnYear10	4.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 15, 1985
GUGGENHEIM FUNDS TRUST | Guggenheim Investment Grade Bond Fund | Class A | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(4.18%)
5 Years	rr_AverageAnnualReturnYear05	1.58%
10 Years	rr_AverageAnnualReturnYear10	3.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 15, 1985
GUGGENHEIM FUNDS TRUST | Guggenheim Investment Grade Bond Fund | Class A | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(1.91%)
5 Years	rr_AverageAnnualReturnYear05	1.67%
10 Years	rr_AverageAnnualReturnYear10	3.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 15, 1985
GUGGENHEIM FUNDS TRUST | Guggenheim Investment Grade Bond Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	SDICX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[10]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%	[8]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.34%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.73%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.54%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 257
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	526
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	921
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,025
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	157
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	526
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	921
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,025
Label	rr_AverageAnnualReturnLabel	Class C
1 Year	rr_AverageAnnualReturnYear01	(0.85%)
5 Years	rr_AverageAnnualReturnYear05	3.38%
10 Years	rr_AverageAnnualReturnYear10	4.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2000
GUGGENHEIM FUNDS TRUST | Guggenheim Investment Grade Bond Fund | Institutional
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GIUSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%	[8]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.59%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	180
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	320
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 729
Label	rr_AverageAnnualReturnLabel	Institutional Class
1 Year	rr_AverageAnnualReturnYear01	1.18%
5 Years	rr_AverageAnnualReturnYear05	4.40%
10 Years	rr_AverageAnnualReturnYear10	4.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 2013
GUGGENHEIM FUNDS TRUST | Guggenheim Investment Grade Bond Fund | Class P
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	SIUPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%	[8]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.29%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.93%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.79%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	282
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	501
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,130
Label	rr_AverageAnnualReturnLabel	Class P
1 Year	rr_AverageAnnualReturnYear01	0.83%
5 Years	rr_AverageAnnualReturnYear05	3.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015
GUGGENHEIM FUNDS TRUST | Guggenheim Limited Duration Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Guggenheim Limited Duration Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Guggenheim Limited Duration Fund (the “Fund”) seeks to provide a high level of income consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay a commission to your financial intermediary for effecting transactions in a class of shares of the Fund without any initial sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution. These commissions are not reflected in the fee and expense table or expense example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Family of Funds, as defined on page 150 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 101 of the Fund’s prospectus and the “How to Purchase Shares” section on page 80 of the Fund’s Statement of Additional Information. Different intermediaries and financial professionals may impose different sales charges or offer different sales charge waivers or discounts.  These variations are described in Appendix A to the Fund’s prospectus (Intermediary-Specific Sales Charge Waivers and Discounts).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Family of Funds, as defined on page 150 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 101 of the Fund’s prospectus and the “How to Purchase Shares” section on page 80 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the current duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund intends to pursue its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in a diversified portfolio of debt securities, financial instruments that should perform similarly to debt securities and investment vehicles that provide exposure to debt securities, and debt-like securities, including individual securities, investment vehicles and derivatives giving exposure (i.e., similar economic characteristics) to fixed-income markets. Such debt securities may include, corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities (including those not backed by the full faith and credit of the U.S. government), sovereign debt securities, Eurodollar bonds and obligations, agency and non-agency mortgage-backed securities and other asset-backed securities, repurchase agreements, participations in and assignments of bank and bridge loans, commercial paper (including asset-backed commercial paper), zero-coupon bonds, municipal bonds, payment-in-kind securities (such as payment-in-kind bonds), convertible fixed-income securities, non-registered or restricted securities (including those issued in reliance on Rule 144A and Regulation S securities), certain preferred securities and step-up securities (such as step-up bonds). These securities may pay fixed or variable rates of interest and may include adjustable rate securities. While the Fund will principally invest in debt securities listed, traded or dealt in developed markets countries globally, it may also invest without limitation in securities listed, traded or dealt in other countries, including emerging markets countries. Such securities may be denominated in foreign currencies. However, the Fund may not invest more than 35% of its total assets in debt securities listed, traded or dealt in emerging market countries as determined by Guggenheim Partners Investment Management, LLC, also known as Guggenheim Investments (the "Investment Manager"), and non-U.S. dollar denominated securities. Emerging market countries are generally considered to be countries with developing economies or markets and may include any country recognized to be an emerging market country by the International Monetary Fund, MSCI, Inc. or Standard & Poor’s Corporation or recognized to be a developing country by the United Nations. The Fund may also invest in preferred stock and convertible securities. The Fund may seek to obtain exposure to the securities in which it primarily invests through a variety of investment vehicles, including closed-end funds, exchange-traded funds (“ETFs”) and other mutual funds.
The Fund may hold fixed-income securities of any quality, rated or unrated, including, those that are rated below investment grade (also known as “high yield securities” or “junk bonds”), or if unrated, determined by the Investment Manager to be of comparable quality. If nationally recognized statistical rating organizations assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality. However, the Fund may not invest more than 35% of its total assets in fixed-income securities that are below investment grade. These may include securities that are in default at the time of purchase.
The Fund may hold securities of any duration or maturity but expects, under normal circumstances, to maintain a dollar-weighted average duration of generally less than 3.5 years. Duration is a measure of the price volatility of a debt instrument as a result of changes in market rates of interest, based on the weighted average timing of the instrument’s expected principal and interest payments. Duration differs from maturity in that it considers a security’s yield, coupon payments, principal payments and call features in addition to the amount of time until the security matures. As the value of a security changes over time, so will its duration.
The Fund may invest in repurchase agreements, which are fixed-income securities in the form of agreements backed by collateral. These agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition by the Fund of securities from the selling institution (such as a bank or a broker-dealer), coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future (or on demand). The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Such collateral may include U.S. government securities, corporate obligations, equity securities, municipal debt securities, asset- and mortgage-backed securities, convertible securities and other fixed-income securities. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization (typically purchase price plus accrued interest).
With respect to mortgage-backed securities (“MBS”) and other asset-backed securities, the Fund may invest in MBS issued or guaranteed by federal agencies and/or U.S. government sponsored instrumentalities, such as the Government National Mortgage Administration (“GNMA”), the Federal Housing Administration (“FHA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). In addition to securities issued or guaranteed by such agencies or instrumentalities, the Fund may invest in MBS or other asset-backed securities issued or guaranteed by private issuers. The MBS in which the Fund may invest may also include residential mortgage-backed securities (“RMBS”), collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities (“CMBS”). The asset-backed securities in which the Fund may invest include collateralized debt obligations (“CDOs”). CDOs include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), commercial real estate CDOs (“CRE CDOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
With respect to bank loans, the Fund may purchase participations in, or assignments of, floating rate bank loans that may be secured by real estate or other assets. These participations may be interests in, or assignments of, the loan and may be acquired from banks or brokers that have made the loan or members of the lending syndicate.
To enhance the Fund’s debt exposure, to hedge against investment risk, or to increase the Fund’s yield, at the discretion of the Investment Manager, the direct debt strategy may be combined with a derivative strategy. This strategy could include: foreign exchange forward contracts; futures on securities, indices, currencies and other investments; Eurodollar futures; options; interest rate swaps; cross-currency swaps; total return swaps; and credit default swaps. The Fund may engage in derivative transactions for speculative purposes to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency rates, to change the effective duration of its portfolio, to manage certain investment risks, as a substitute for the purchase or sale of securities or currencies and/or to obtain or replicate market exposure. These transactions may also create economic leverage in the Fund. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as “To Be Announced” (“TBA”) transactions and/or dollar rolls). In a TBA transaction, a seller agrees to deliver a mortgage-backed security to the Fund at a future date, but the seller does not specify the particular security to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. The Fund may also engage in securities lending.
The Fund may use leverage to the extent permitted by applicable law by entering into reverse repurchase agreements and transactions equivalent to a borrowing for investment purposes.
The Investment Manager selects securities and other investments for purchase and sale based on intensive credit research involving extensive due diligence on each investment (including the investment’s structure), issuer, region and sector. The Investment Manager also considers macroeconomic outlook and geopolitical issues.
The Investment Manager may determine to sell a security for several reasons, including but not limited to the following: (1) to adjust the portfolio’s average maturity or duration, or to shift assets into or out of higher-yielding securities; (2) if a security’s credit rating has been changed, our credit outlook has changed, or for other similar reasons; (3) to meet redemption requests; (4) to take gains; or (5) due to relative value. Under adverse or unstable market conditions or abnormal circumstances (for example, in the event of credit events, where it is deemed opportune to preserve gains, or to preserve the relative value of investments or in the case of large cash inflows or anticipated large redemptions), the Fund can make temporary investments and may not be able to pursue or achieve its investment objective.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any governmental agency. There is no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund are summarized below.
Asset-Backed Securities Risk—Investors in asset-backed securities, including residential mortgage-backed securities, commercial mortgage-backed securities and other structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, causing their prices to be volatile. These instruments are particularly subject to interest rate, credit and liquidity and valuation risks.
Residential Mortgage-Backed Securities—Residential mortgage-backed securities may be particularly sensitive to changes in interest rates given that rising interest rates tend to extend the duration of fixed-rate mortgage-backed securities. As a result, a rising interest rate environment can cause the prices of mortgage-backed securities to be increasingly volatile, which may adversely affect the Fund’s holdings of mortgage-backed securities.  In light of the current interest rate environment, the Fund’s investments in these securities may be subject to heightened interest rate risk. Investments in non-agency residential mortgage-backed securities are subject to increased interest rate risk and other risks, such as credit and liquidity and valuation risks.
Commercial Mortgage-Backed Securities—Investments in commercial mortgage-backed securities (“CMBS”) are backed by commercial mortgage loans that may be secured by office properties, retail properties, hotels, mixed use properties or multi-family apartment buildings and are particularly subject to the credit risk of the borrower and the tenants of the properties securing the commercial mortgage loans.  CMBS are subject to the risks of asset-backed securities generally and particularly subject to credit risk, interest rate risk, and liquidity and valuation risk.
Collateralized Loan Obligations and Collateralized Debt Obligations Risk—Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.
Collateralized debt obligations (“CDOs”) are structured similarly to CLOs and bear the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities (such as other asset-backed securities), synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.
Commercial Paper Risk—The value of the Fund’s investment in commercial paper, which is an unsecured promissory note that generally has a maturity date between one and 270 days and is issued by a U.S. or foreign entity, is susceptible to changes in the issuer’s financial condition or credit quality. Investments in commercial paper are usually discounted from their value at maturity. Commercial paper can be fixed-rate or variable rate and can be adversely affected by changes in interest rates.
Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Counterparty Credit Risk—The Fund makes investments in financial instruments and over-the-counter ("OTC")-traded derivatives involving counterparties to gain exposure to a particular group of securities, index, asset class or other reference asset without actually purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease.
Credit Risk—The Fund could lose money if the issuer or guarantor of a fixed-income instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time or defaults. The issuer, guarantor or counterparty could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the instrument. Credit ratings may not be an accurate assessment of liquidity or credit risk.
Currency Risk—Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Fund. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad.
Derivatives Risk—Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Some of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened credit, liquidity and valuation risks. Certain risks also are specific to the derivatives in which the Fund invests.
Swap Agreements Risk—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be exchange-traded through a futures commission merchant and/or cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory exchange trading and central clearing. Exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity but exchange trading and central clearing do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps.
Futures Contracts Risk—Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Investment Manager, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures are also subject to leverage risks and to liquidity risk.
Options Risk—Options or options on futures contracts give the holder of the option the right, but not the obligation, to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Investment Manager’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Investment Manager, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.
Dollar Roll Transaction Risk—The Fund may enter into dollar roll transactions, in which the Fund sells a mortgage-backed or other security for settlement on one date and buys back a substantially similar security for settlement at a later date. Dollar rolls involve a risk of loss if the market value of the securities that the Fund is committed to buy declines below the price of the securities the Fund has sold.
Emerging Markets Risk—Investments in or exposure to emerging markets are generally subject to a greater level of those risks associated with investing in or being exposed to developed foreign markets, as emerging markets are considered to be less developed than developing countries. Furthermore, investments in or exposure to emerging markets are generally subject to additional risks, including the risks associated with trading in smaller markets, lower volumes of trading, and being subject to lower levels of government regulation and less extensive accounting, financial and other reporting requirements.
Extension Risk—Certain debt instruments, including mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur at a slower rate or later than expected.  In this event, the expected maturity could lengthen and the Fund’s investment may sharply decrease in value and the Fund’s income from the investment may quickly decline.  These types of instruments are particularly subject to extension risk, and offer less potential for gains, during periods of rising interest rates. In addition, the Fund may be delayed in its ability to reinvest income or proceeds from these instruments in potentially higher yielding investments, which would adversely affect the Fund.
Foreign Securities and Currency Risk—Foreign securities carry unique or additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity and more volatility, limited legal recourse and higher transactional costs.
High Yield and Unrated Securities Risk—High yield, below investment grade and unrated high risk debt securities (which also may be known as “junk bonds”) may present additional risks because these securities may be less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, and present more credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.
Interest Rate Risk—Investments in fixed-income instruments and other debt instruments are subject to the possibility that interest rates could rise sharply, which may cause the value of the Fund’s holdings and share price to decline. Changes in interest rates may also affect the liquidity of the Fund's investments in fixed-income instruments. The risks associated with rising interest rates are heightened given the recent near historically low interest rate environment and, as of the date of this prospectus, increasing interest rate environment. Interest rates may continue to rise in the future, possibly suddenly and significantly, with unpredictable effects on the financial markets and the Fund’s investments. Fixed-income instruments with longer durations are subject to more volatility than those with shorter durations. During periods of rising interest rates, because changes in interest rates on adjustable rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.
Investment in Investment Vehicles Risk—Investing in other investment vehicles, including ETFs, closed-end funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF's shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF's shares.
Investment in Loans Risk—The Fund may invest in loans through assignments, participations or directly. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The Fund’s investments in loans can also be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Fund is also subject to the risk that the value of any collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments, become insolvent, or otherwise default. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the issuer of the participation (or an agent acting on its behalf). Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations.
Leverage Risk—The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if it had not been leveraged.
Liquidity and Valuation Risk—It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. These risks may be heightened for fixed-income instruments because of the near historically low interest rate environment as of the date of this prospectus. Based on its investment strategies, a significant portion of the Fund's investments can be difficult to value and potentially less liquid and thus particularly prone to the foregoing risks.
Management Risk—The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing the Fund to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active and frequent trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active and frequent trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active and frequent trading may also result in adverse tax consequences.
Market Risk—The value of, or income generated by, the securities held by the Fund may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world. The performance of these investments may underperform the general securities markets or other types of securities.
Municipal Securities Risk—Municipal securities are subject to a variety of risks, including credit, interest, prepayment, liquidity, and valuation risks. In addition, municipal securities can be adversely affected by (i) unfavorable legislative, political or other developments or events, including natural disasters, and (ii) changes in the economic and fiscal conditions of state and municipal issuers or the federal government in case it provides financial support to such issuers. To the extent a Fund invests a substantial portion of its assets in securities issued by a particular state or municipality, the Fund will be particularly sensitive to developments and events adversely affecting such issuer. Certain sectors of the municipal bond market have special risks that can affect them more significantly than the market as a whole. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the overall municipal market. Municipal securities that are insured by an insurer may be adversely affected by developments relevant to that particular insurer, or more general developments relevant to the market as a whole. Municipal securities can be difficult to value and be less liquid than other investments, which may affect performance or the ability to meet fund redemption requests.
Preferred Securities Risk—A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.
Prepayment Risk—Certain debt instruments, including loans and mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur more quickly or earlier than expected.  In this event, the Fund might be forced to forego future interest income on the principal repaid early and to reinvest income or proceeds at generally lower interest rates, thus reducing the Fund’s yield.  These types of instruments are particularly subject to prepayment risk, and offer less potential for gains, during periods of declining interest rates.
Real Estate Securities Risk—The Fund may invest in securities of real estate companies and companies related to the real estate industry, including real estate investment trusts (“REITs”), which are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns.
Regulatory and Legal Risk—U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.
Repurchase Agreements and Reverse Repurchase Agreements Risk—In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.
Restricted Securities Risk—Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Fund.
Securities Lending Risk—Securities lending involves a risk that the borrower may fail to return the securities or deliver the proper amount of collateral, which may result in a loss to the Fund. In the event of bankruptcy of the borrower, the Fund could experience losses or delays in recovering the loaned securities.
Sovereign Debt Risk—The debt securities issued by sovereign entities may decline as a result of default or other adverse credit event resulting from a sovereign debtor's unwillingness or inability to repay principal and pay interest in a timely manner, which may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.
Special Situations/Securities in Default Risk—Investments in the securities and debt of distressed issuers or issuers in default involve far greater risk than investing in issuers whose debt obligations are being met and whose debt trade at or close to its “par” or full value because the investments are highly speculative with respect to the issuer’s ability to make interest payments and/or to pay its principal obligations in full and/or on time.
To-Be-Announced (“TBA”) Transactions Risk—The Fund may enter into “To Be Announced” (“TBA”) transactions to purchase or sell mortgage-backed securities for a fixed price at a future date. TBA purchase commitments involve a risk of loss if the value of the securities to be purchased declines prior to settlement date or if the counterparty may not deliver the securities as promised. Selling a TBA involves a risk of loss if the value of the securities to be sold goes up prior to settlement date. Recently finalized FINRA rules include mandatory margin requirements that will require the Fund to post collateral in connection with its TBA transactions, which could increase the cost of TBA transactions to the Fund and impose added operational complexity.
U.S. Government Securities Risk—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate risk and credit risk.
Zero Coupon and Payment-In-Kind Securities Risk—Zero coupon and payment-in-kind securities pay no cash interest income and usually are sold at substantial discounts from their value at maturity. Zero coupon and payment-in-kind securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities, which make current cash-pay interest payments.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Class A share calendar year performance from year to year and average annual returns for the one, five and ten year or since inception periods (if shorter), as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.
The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Class A share calendar year performance from year to year and average annual returns for the one, five and ten year or since inception periods (if shorter), as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return Q3 2016 1.76%	Lowest Quarter Return Q4 2015 -0.15%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary.

GUGGENHEIM FUNDS TRUST | Guggenheim Limited Duration Fund | Bloomberg Barclays U.S. Aggregate Bond 1-3 Total Return Index
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond 1-3 Total Return Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.61%
5 Years	rr_AverageAnnualReturnYear05	1.05%
Since Inception	rr_AverageAnnualReturnSinceInception	1.04%
GUGGENHEIM FUNDS TRUST | Guggenheim Limited Duration Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GILDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[11]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%	[12]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.80%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[13]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 300
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	470
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	654
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,188
Annual Return 2014	rr_AnnualReturn2014	2.02%
Annual Return 2015	rr_AnnualReturn2015	1.74%
Annual Return 2016	rr_AnnualReturn2016	3.81%
Annual Return 2017	rr_AnnualReturn2017	2.88%
Annual Return 2018	rr_AnnualReturn2018	1.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.15%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.77%)
5 Years	rr_AverageAnnualReturnYear05	1.92%
Since Inception	rr_AverageAnnualReturnSinceInception	1.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2013
GUGGENHEIM FUNDS TRUST | Guggenheim Limited Duration Fund | Class A | Bloomberg Barclays U.S. Aggregate Bond 1-3 Total Return Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
GUGGENHEIM FUNDS TRUST | Guggenheim Limited Duration Fund | Class A | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(1.63%)
5 Years	rr_AverageAnnualReturnYear05	0.76%
Since Inception	rr_AverageAnnualReturnSinceInception	0.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2013
GUGGENHEIM FUNDS TRUST | Guggenheim Limited Duration Fund | Class A | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.46%)
5 Years	rr_AverageAnnualReturnYear05	0.94%
Since Inception	rr_AverageAnnualReturnSinceInception	0.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2013
GUGGENHEIM FUNDS TRUST | Guggenheim Limited Duration Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GILFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[14]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%	[12]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.57%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[13]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 253
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	489
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	849
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,861
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	153
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	489
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	849
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,861
Label	rr_AverageAnnualReturnLabel	Class C
1 Year	rr_AverageAnnualReturnYear01	(0.24%)
5 Years	rr_AverageAnnualReturnYear05	1.61%
Since Inception	rr_AverageAnnualReturnSinceInception	1.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2013
GUGGENHEIM FUNDS TRUST | Guggenheim Limited Duration Fund | Institutional
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GILHX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%	[12]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.55%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[13]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	171
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	302
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 684
Label	rr_AverageAnnualReturnLabel	Institutional Class
1 Year	rr_AverageAnnualReturnYear01	1.73%
5 Years	rr_AverageAnnualReturnYear05	2.65%
Since Inception	rr_AverageAnnualReturnSinceInception	2.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2013
GUGGENHEIM FUNDS TRUST | Guggenheim Limited Duration Fund | Class P
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GILPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%	[12]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.87%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[13]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	266
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	470
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,061
Label	rr_AverageAnnualReturnLabel	Class P
1 Year	rr_AverageAnnualReturnYear01	1.51%
Since Inception	rr_AverageAnnualReturnSinceInception	2.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015
GUGGENHEIM FUNDS TRUST | Guggenheim Macro Opportunities Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Guggenheim Macro Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Guggenheim Macro Opportunities Fund (the “Fund”) seeks to provide total return, comprised of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay a commission to your financial intermediary for effecting transactions in a class of shares of the Fund without any initial sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution. These commissions are not reflected in the fee and expense table or expense example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Family of Funds, as defined on page 150 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 101 of the Fund’s prospectus and the “How to Purchase Shares” section on page 80 of the Fund’s Statement of Additional Information. Different intermediaries and financial professionals may impose different sales charges or offer different sales charge waivers or discounts.  These variations are described in Appendix A to the Fund’s prospectus (Intermediary-Specific Sales Charge Waivers and Discounts).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Family of Funds, as defined on page 150 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 101 of the Fund’s prospectus and the “How to Purchase Shares” section on page 80 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the current duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund will seek to achieve its investment objective by investing in a wide range of fixed-income and other debt and equity securities selected from a variety of sectors and credit qualities, principally, corporate bonds, syndicated bank loans and other direct lending opportunities, participations in and assignments of syndicated bank loans (including senior floating rate loans), asset-backed securities (including agency and non-agency mortgage-backed securities, collateralized mortgage obligations and other structured finance investments), U.S. government and agency securities (including those not backed by the full faith and credit of the U.S. government), sovereign debt securities, Eurodollar bonds and obligations, mezzanine and preferred securities, commercial paper, zero-coupon bonds, municipal securities, non-registered or restricted securities (consisting of securities originally issued in reliance on Rule 144A and Regulation S), step-up securities (such as step-up bonds) and convertible securities, and in common stocks and other equity investments that Guggenheim Partners Investment Management, LLC, also known as Guggenheim Investments (the “Investment Manager”), believes offer attractive yield and/or capital appreciation potential. The Investment Manager may employ a strategy of writing (selling) covered call and put options on such equity securities.
While the Fund will principally invest in securities listed, traded or dealt in developed markets countries globally, it may also invest without limitation in securities listed, traded or dealt in other countries, including emerging markets countries. Such securities may be denominated in foreign currencies. The Fund may hold securities of any duration or maturity. Securities in which the Fund may invest may pay fixed or variable rates of interest. The Fund may invest in a variety of investment vehicles, principally closed-end funds, exchange-traded funds (“ETFs”) and other mutual funds.
The Fund may also invest in commodities (such as precious metals), commodity-linked notes and other commodity-linked derivative instruments, such as swaps, options, or forward contracts based on the value of commodities or commodities indices and commodity futures. The Fund may gain exposure to such commodity instruments by investing a portion of the Fund’s total assets in a wholly-owned subsidiary, which is organized as a limited company under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary primarily obtains its commodities exposure by investing in commodities, commodity-linked notes, and commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the Investment Company Act of 1940 (“1940 Act”). The Fund must maintain no more than 25% of its total assets in the Subsidiary at the end of every quarter of its taxable year.
The Fund may use leverage to the extent permitted by applicable law by entering into reverse repurchase agreements and transactions equivalent to a borrowing for investment purposes. The Fund also may engage in collateralized debt obligations ("CDOs") (which include collateralized bond obligations, collateralized loan obligations and other similarly structured instruments), repurchase agreements, forward commitments, short sales and securities lending and it may seek certain exposures through derivative transactions, including: foreign exchange forward contracts; futures on securities, indices, currencies and other investments; Eurodollar futures; options; interest rate swaps; cross-currency swaps; total return swaps; credit default swaps; and other foreign currency contracts and foreign currency-related transactions, which may also create economic leverage in the Fund (some of these instruments may be traded in the over-the-counter market). The Fund may engage, without limit, in derivative and foreign currency-related transactions for speculative purposes to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies. The Fund may also, without limitation, seek to obtain exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as dollar rolls).
The Investment Manager will use a relative value-based investment philosophy, which utilizes quantitative and qualitative analysis to seek to identify securities or spreads between securities that deviate from their perceived fair value and/or historical norms. The Investment Manager seeks to combine a credit managed fixed-income portfolio with access to a diversified pool of alternative investments and equity strategies. The Investment Manager’s investment philosophy is predicated upon the belief that thorough research and independent thought are rewarded with performance that has the potential to outperform benchmark indexes with both lower volatility and lower correlation of returns as compared to such benchmark indexes.
The Investment Manager may determine to sell a security for several reasons, including but not limited to the following: (1) to adjust the portfolio’s average maturity or duration, or to shift assets into or out of higher-yielding securities; (2) if a security’s credit rating has been changed, our credit outlook has changed, or for other similar reasons; (3) to meet redemption requests; (4) to take gains; or (5) due to relative value. The Fund may hold, without limit, fixed-income securities of any quality, rated or unrated, including, those that are rated below investment grade, or, if unrated, determined to be of comparable quality (also known as “high yield securities” or “junk bonds”) and defaulted securities. If nationally recognized statistical rating organizations assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality. Under adverse or unstable market conditions or abnormal circumstances (for example, in the event of credit events, where it is deemed opportune to preserve gains, or to preserve the relative value of investments or in the case of large cash inflows or anticipated large redemptions), the Fund can make temporary investments and may not be able to pursue or achieve its investment objective.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Asset-Backed Securities Risk—Investors in asset-backed securities, including residential mortgage-backed securities, commercial mortgage-backed securities and other structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, causing their prices to be volatile. These instruments are particularly subject to interest rate, credit and liquidity and valuation risks.
Residential Mortgage-Backed Securities—Residential mortgage-backed securities may be particularly sensitive to changes in interest rates given that rising interest rates tend to extend the duration of fixed-rate mortgage-backed securities. As a result, a rising interest rate environment can cause the prices of mortgage-backed securities to be increasingly volatile, which may adversely affect the Fund’s holdings of mortgage-backed securities.  In light of the current interest rate environment, the Fund’s investments in these securities may be subject to heightened interest rate risk. Investments in non-agency residential mortgage-backed securities are subject to increased interest rate risk and other risks, such as credit and liquidity and valuation risks.
Commercial Mortgage-Backed Securities—Investments in commercial mortgage-backed securities (“CMBS”) are backed by commercial mortgage loans that may be secured by office properties, retail properties, hotels, mixed use properties or multi-family apartment buildings and are particularly subject to the credit risk of the borrower and the tenants of the properties securing the commercial mortgage loans.  CMBS are subject to the risks of asset-backed securities generally and particularly subject to credit risk, interest rate risk, and liquidity and valuation risk.
Collateralized Loan Obligations and Collateralized Debt Obligations Risk—Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.
Collateralized debt obligations (“CDOs”) are structured similarly to CLOs and bear the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities (such as other asset-backed securities), synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.
Commercial Paper Risk—The value of the Fund’s investment in commercial paper, which is an unsecured promissory note that generally has a maturity date between one and 270 days and is issued by a U.S. or foreign entity, is susceptible to changes in the issuer’s financial condition or credit quality. Investments in commercial paper are usually discounted from their value at maturity. Commercial paper can be fixed-rate or variable rate and can be adversely affected by changes in interest rates.
Commodities Risk—The commodities industries can be significantly affected by the level and volatility of commodity prices; world events including international monetary and political developments; import controls and worldwide competition; exploration and production spending; and tax and other government regulations and economic conditions.
Commodity-Linked Investments Risk—Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.
Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Counterparty Credit Risk—The Fund makes investments in financial instruments and over-the-counter ("OTC")-traded derivatives involving counterparties to gain exposure to a particular group of securities, index, asset class or other reference asset without actually purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease.
Credit Risk—The Fund could lose money if the issuer or guarantor of a fixed-income instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time or defaults. The issuer, guarantor or counterparty could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the instrument. Credit ratings may not be an accurate assessment of liquidity or credit risk.
Currency Risk—Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Fund. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad. When the Fund seeks exposure to foreign currencies through foreign currency contracts and related transactions, the Fund becomes particularly susceptible to foreign currency value fluctuations, which may be sudden and significant, and investment decisions tied to currency markets. In addition, these investments are subject to the risks associated with derivatives and hedging and the impact on the Fund of fluctuations in the value of currencies may be magnified.
Derivatives Risk—Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives (including covered call options) may cause the Fund to realize higher amounts of short term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Some of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened credit, liquidity and valuation risks. Certain risks also are specific to the derivatives in which the Fund invests.
Swap Agreements Risk—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be exchange-traded through a futures commission merchant and/or cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory exchange trading and central clearing. Exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity but exchange trading and central clearing do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps.
Futures Contracts Risk—Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Investment Manager, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures are also subject to leverage risks and to liquidity risk.
Options Risk—Options or options on futures contracts give the holder of the option the right, but not the obligation, to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Investment Manager’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Investment Manager, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.
Dollar Roll Transaction Risk—The Fund may enter into dollar roll transactions, in which the Fund sells a mortgage-backed or other security for settlement on one date and buys back a substantially similar security for settlement at a later date. Dollar rolls involve a risk of loss if the market value of the securities that the Fund is committed to buy declines below the price of the securities the Fund has sold.
Emerging Markets Risk—Investments in or exposure to emerging markets are generally subject to a greater level of those risks associated with investing in or being exposed to developed foreign markets, as emerging markets are considered to be less developed than developing countries. Furthermore, investments in or exposure to emerging markets are generally subject to additional risks, including the risks associated with trading in smaller markets, lower volumes of trading, and being subject to lower levels of government regulation and less extensive accounting, financial and other reporting requirements.
Equity Securities Risk—Equity securities include common stocks and other equity and equity-related securities (and securities convertible into stocks). The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.
Extension Risk—Certain debt instruments, including mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur at a slower rate or later than expected.  In this event, the expected maturity could lengthen and the Fund’s investment may sharply decrease in value and the Fund’s income from the investment may quickly decline.  These types of instruments are particularly subject to extension risk, and offer less potential for gains, during periods of rising interest rates. In addition, the Fund may be delayed in its ability to reinvest income or proceeds from these instruments in potentially higher yielding investments, which would adversely affect the Fund.
Foreign Securities and Currency Risk—Foreign securities carry unique or additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity and more volatility, limited legal recourse and higher transactional costs.
Geographic Emphasis Risk—To the extent the Fund invests a significant portion of its assets in one country or geographic region, the Fund will be more vulnerable to the economic, financial, social, political or other developments affecting that country or region than a fund that invests its assets more broadly. Such developments may have a significant impact on the Fund’s investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.
Hedging Risk—The Fund may, but is not required to, engage in various investments or transactions that are designed to hedge a position that the Fund holds.  There can be no assurance that the Fund’s hedging investments or transactions will be effective.  Hedging investments or transactions involve costs and may reduce gains or result in losses, which may adversely affect the Fund.
High Yield and Unrated Securities Risk—High yield, below investment grade and unrated high risk debt securities (which also may be known as “junk bonds”) may present additional risks because these securities may be less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, and present more credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.
Interest Rate Risk—Investments in fixed-income instruments and other debt instruments are subject to the possibility that interest rates could rise sharply, which may cause the value of the Fund’s holdings and share price to decline. Changes in interest rates may also affect the liquidity of the Fund's investments in fixed-income instruments. The risks associated with rising interest rates are heightened given the recent near historically low interest rate environment and, as of the date of this prospectus, increasing interest rate environment. Interest rates may continue to rise in the future, possibly suddenly and significantly, with unpredictable effects on the financial markets and the Fund’s investments. Fixed-income instruments with longer durations are subject to more volatility than those with shorter durations. During periods of rising interest rates, because changes in interest rates on adjustable rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.
Investment in Investment Vehicles Risk—Investing in other investment vehicles, including ETFs, closed-end funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF's shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF's shares.
Investment in Loans Risk—The Fund may invest in loans through assignments, participations or directly. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The Fund’s investments in loans can also be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Fund is also subject to the risk that the value of any collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments, become insolvent, or otherwise default. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the issuer of the participation (or an agent acting on its behalf). Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations.
Investment in the Subsidiary Risk—The Subsidiary, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the Fund because the Subsidiary is not registered under the 1940 Act. The Fund is exposed to the risks of the Subsidiary’s investments, which are exposed to the risks of investing in the commodities markets. The Fund also will incur its pro rata share of the expenses of the Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders. The character, timing, or amount that the Fund will pay in taxes may be affected by the Fund’s investment in the Subsidiary. Future or new legislation, Treasury regulations and/or guidance issued by the Internal Revenue Service may also affect whether income derived from the Fund’s investments in the Subsidiary is considered qualifying income.
Leverage Risk—The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if it had not been leveraged.
Liquidity and Valuation Risk—It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. These risks may be heightened for fixed-income instruments because of the near historically low interest rate environment as of the date of this prospectus. Based on its investment strategies, a significant portion of the Fund's investments can be difficult to value and potentially less liquid and thus particularly prone to the foregoing risks.
Management Risk—The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing the Fund to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active and frequent trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active and frequent trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active and frequent trading may also result in adverse tax consequences.
Market Risk—The value of, or income generated by, the securities held by the Fund may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world. The performance of these investments may underperform the general securities markets or other types of securities.
Municipal Securities Risk—Municipal securities are subject to a variety of risks, including credit, interest, prepayment, liquidity, and valuation risks. In addition, municipal securities can be adversely affected by (i) unfavorable legislative, political or other developments or events, including natural disasters, and (ii) changes in the economic and fiscal conditions of state and municipal issuers or the federal government in case it provides financial support to such issuers. To the extent a Fund invests a substantial portion of its assets in securities issued by a particular state or municipality, the Fund will be particularly sensitive to developments and events adversely affecting such issuer. Certain sectors of the municipal bond market have special risks that can affect them more significantly than the market as a whole. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the overall municipal market. Municipal securities that are insured by an insurer may be adversely affected by developments relevant to that particular insurer, or more general developments relevant to the market as a whole. Municipal securities can be difficult to value and be less liquid than other investments, which may affect performance or the ability to meet fund redemption requests.
Preferred Securities Risk—A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.
Prepayment Risk—Certain debt instruments, including loans and mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur more quickly or earlier than expected.  In this event, the Fund might be forced to forego future interest income on the principal repaid early and to reinvest income or proceeds at generally lower interest rates, thus reducing the Fund’s yield.  These types of instruments are particularly subject to prepayment risk, and offer less potential for gains, during periods of declining interest rates.
Real Estate Securities Risk—The Fund may invest in securities of real estate companies and companies related to the real estate industry, including real estate investment trusts (“REITs”), which are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns.
Regulatory and Legal Risk—U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.
Repurchase Agreements and Reverse Repurchase Agreements Risk—In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.
Restricted Securities Risk—Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Fund.
Securities Lending Risk—Securities lending involves a risk that the borrower may fail to return the securities or deliver the proper amount of collateral, which may result in a loss to the Fund. In the event of bankruptcy of the borrower, the Fund could experience losses or delays in recovering the loaned securities.
Short Sale and Short Exposure Risk—Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline, so that the security may be purchased at a lower price when returning the borrowed security. A short exposure through a derivative exposes the Fund to counterparty credit risk and leverage risk. The risk for loss on a short sale or other short exposure is greater than a direct investment in the security itself because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. The risk of loss through a short sale or other short exposure may in some cases be theoretically unlimited. Government actions also may affect the Fund’s ability to engage in short selling.
Sovereign Debt Risk—The debt securities issued by sovereign entities may decline as a result of default or other adverse credit event resulting from a sovereign debtor's unwillingness or inability to repay principal and pay interest in a timely manner, which may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.
Special Situations/Securities in Default Risk—Investments in the securities and debt of distressed issuers or issuers in default involve far greater risk than investing in issuers whose debt obligations are being met and whose debt trade at or close to its “par” or full value because the investments are highly speculative with respect to the issuer’s ability to make interest payments and/or to pay its principal obligations in full and/or on time.
U.S. Government Securities Risk—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate risk and credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Class A share calendar year performance from year to year and average annual returns for the one, five and ten year or since inception periods (if shorter), as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.
The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Class A share calendar year performance from year to year and average annual returns for the one, five and ten year or since inception periods (if shorter), as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return	Lowest Quarter Return
Q1 2012 5.20%	Q2 2013 -2.24%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary.

GUGGENHEIM FUNDS TRUST | Guggenheim Macro Opportunities Fund | ICE BofAML 3-Month U.S. Treasury Bill Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	ICE BofAML 3-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.87%
5 Years	rr_AverageAnnualReturnYear05	0.63%
Since Inception	rr_AverageAnnualReturnSinceInception	0.47%
GUGGENHEIM FUNDS TRUST | Guggenheim Macro Opportunities Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GIOAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[15]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.88%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none	[16]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.48%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[17],[18]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.36%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 533
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	838
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,165
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,088
Annual Return 2012	rr_AnnualReturn2012	14.38%
Annual Return 2013	rr_AnnualReturn2013	3.82%
Annual Return 2014	rr_AnnualReturn2014	5.17%
Annual Return 2015	rr_AnnualReturn2015	(1.50%)
Annual Return 2016	rr_AnnualReturn2016	10.20%
Annual Return 2017	rr_AnnualReturn2017	4.94%
Annual Return 2018	rr_AnnualReturn2018	0.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.24%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.86%)
5 Years	rr_AverageAnnualReturnYear05	2.71%
Since Inception	rr_AverageAnnualReturnSinceInception	4.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011
GUGGENHEIM FUNDS TRUST | Guggenheim Macro Opportunities Fund | Class A | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(5.09%)
5 Years	rr_AverageAnnualReturnYear05	0.87%
Since Inception	rr_AverageAnnualReturnSinceInception	2.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011
GUGGENHEIM FUNDS TRUST | Guggenheim Macro Opportunities Fund | Class A | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(2.28%)
5 Years	rr_AverageAnnualReturnYear05	1.22%
Since Inception	rr_AverageAnnualReturnSinceInception	2.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011
GUGGENHEIM FUNDS TRUST | Guggenheim Macro Opportunities Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GIOCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[19]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.88%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none	[16]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.23%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[17],[18]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.11%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 314
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	686
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,184
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,555
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	214
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	686
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,184
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,555
Label	rr_AverageAnnualReturnLabel	Class C
1 Year	rr_AverageAnnualReturnYear01	(1.59%)
5 Years	rr_AverageAnnualReturnYear05	2.95%
Since Inception	rr_AverageAnnualReturnSinceInception	4.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011
GUGGENHEIM FUNDS TRUST | Guggenheim Macro Opportunities Fund | Institutional
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GIOIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.88%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none	[16]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.13%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[17],[18]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.95%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	341
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	605
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,359
Label	rr_AverageAnnualReturnLabel	Institutional Class
1 Year	rr_AverageAnnualReturnYear01	0.53%
5 Years	rr_AverageAnnualReturnYear05	4.08%
Since Inception	rr_AverageAnnualReturnSinceInception	5.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011
GUGGENHEIM FUNDS TRUST | Guggenheim Macro Opportunities Fund | Class P
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GIOPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.88%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none	[16]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.51%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[17],[18]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.36%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	810
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,789
Label	rr_AverageAnnualReturnLabel	Class P
1 Year	rr_AverageAnnualReturnYear01	0.16%
Since Inception	rr_AverageAnnualReturnSinceInception	3.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015
GUGGENHEIM FUNDS TRUST | Guggenheim Municipal Income Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Guggenheim Municipal Income Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Guggenheim Municipal Income Fund (the “Fund”) seeks to provide current income with an emphasis on income exempt from federal income tax, while also considering capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay a commission to your financial intermediary for effecting transactions in a class of shares of the Fund without any initial sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution. These commissions are not reflected in the fee and expense table or expense example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Family of Funds, as defined on page 150 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 101 of the Fund’s prospectus and the “How to Purchase Shares” section on page 80 of the Fund’s Statement of Additional Information. Different intermediaries and financial professionals may impose different sales charges or offer different sales charge waivers or discounts.  These variations are described in Appendix A to the Fund’s prospectus (Intermediary-Specific Sales Charge Waivers and Discounts).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Family of Funds, as defined on page 150 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 101 of the Fund’s prospectus and the “How to Purchase Shares” section on page 80 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the current duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In pursuit of its objective, the Fund will invest, under normal circumstances, at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in a diversified portfolio of municipal securities whose interest is free from federal income tax. This investment policy may not be changed without shareholder approval. Interest from the Fund’s investments may be subject to the federal alternative minimum tax. The Fund may invest up to 20% of its assets in securities the interest on which is subject to federal income taxation, including, among others, corporate bonds and other corporate debt securities, taxable municipal securities (which include Build America Bonds and Qualified School Construction Bonds), mortgage-backed and asset backed securities (including collateralized debt obligations), repurchase and reverse repurchase agreements, syndicated bank loans and securities issued by the U.S. government or its agencies and instrumentalities (including those not backed by the full faith and credit of the U.S. government). The Fund also may invest up to 20% of its assets in a variety of investment vehicles, principally closed-end funds, exchange-traded funds (“ETFs”) and other mutual funds. The Fund may use derivatives for investment purposes (i.e., speculative purposes). Derivatives include futures, forward contracts, Eurodollar futures, options, structured securities, inverse floating rate instruments, swaps, caps, floors, and collars (some of these instruments may be traded in the over-the-counter market). When market conditions are deemed appropriate, the Fund will use leverage to the full extent permitted by its investment policies and restrictions and applicable law. The Fund may use leverage by using derivatives and municipal tender option bonds (“TOBs”), or by entering into reverse repurchase agreements and borrowing transactions (principally lines of credit) for investment purposes. The fixed-income securities in which the Fund invests will primarily be domestic securities, but may also include, up to 20% of its assets, in foreign and emerging markets securities (such as sovereign debt securities and Eurodollar bonds and obligations).
The Fund will allocate assets across different market sectors and maturities and may invest in municipal bonds rated in any rating category or in unrated municipal bonds. The Fund, however, will invest under normal market conditions, at least 80% of its net assets in investment grade securities (i.e., rated in the top four long-term rating categories by a nationally recognized statistical ratings organization or, if unrated, determined by Guggenheim Partners Investment Management, LLC, also known as Guggenheim Investments (“Guggenheim Partners” or the “Sub-Adviser”) to be of comparable quality). If nationally recognized statistical rating organizations assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality. The Fund may invest 25% or more of the Fund’s assets in municipal instruments that finance similar projects, such as those relating to education, healthcare, housing, utilities, or water and sewers.
Guggenheim Partners, the Fund’s sub-adviser, selects securities and other investments for purchase and sale based on intensive credit research involving extensive due diligence on each issuer, region and sector. Guggenheim Partners also considers macroeconomic outlook and geopolitical issues.
Guggenheim Partners may determine to sell an instrument for several reasons, including but not limited to the following: (1) to adjust the portfolio’s average maturity or duration, or to shift assets into or out of higher-yielding securities; (2) if a security’s credit rating has been changed, our credit outlook has changed, or for other similar reasons; (3) to meet redemption requests; (4) to take gains; or (5) due to relative value. Under adverse or unstable market conditions or abnormal circumstances (for example, in the event of credit events, where it is deemed opportune to preserve gains, or to preserve the relative value of investments or in the case of large cash inflows or anticipated large redemptions), the Fund can make temporary investments and may not be able to pursue or achieve its investment objective.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any governmental agency. There is no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund are summarized below.
Asset-Backed Securities Risk—Investors in asset-backed securities, including residential mortgage-backed securities, commercial mortgage-backed securities and other structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, causing their prices to be volatile. These instruments are particularly subject to interest rate, credit and liquidity and valuation risks.
Collateralized Loan Obligations and Collateralized Debt Obligations Risk—Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.
Collateralized debt obligations (“CDOs”) are structured similarly to CLOs and bear the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities (such as other asset-backed securities), synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.
Counterparty Credit Risk—The Fund makes investments in financial instruments and over-the-counter ("OTC")-traded derivatives involving counterparties to gain exposure to a particular group of securities, index, asset class or other reference asset without actually purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease.
Credit Risk—The Fund could lose money if the issuer or guarantor of a fixed-income instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time or defaults. The issuer, guarantor or counterparty could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the instrument. Credit ratings may not be an accurate assessment of liquidity or credit risk.
Derivatives Risk—Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Some of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened credit, liquidity and valuation risks.
Emerging Markets Risk—Investments in or exposure to emerging markets are generally subject to a greater level of those risks associated with investing in or being exposed to developed foreign markets, as emerging markets are considered to be less developed than developing countries. Furthermore, investments in or exposure to emerging markets are generally subject to additional risks, including the risks associated with trading in smaller markets, lower volumes of trading, and being subject to lower levels of government regulation and less extensive accounting, financial and other reporting requirements.
Extension Risk—Certain debt instruments, including mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur at a slower rate or later than expected.  In this event, the expected maturity could lengthen and the Fund’s investment may sharply decrease in value and the Fund’s income from the investment may quickly decline.  These types of instruments are particularly subject to extension risk, and offer less potential for gains, during periods of rising interest rates. In addition, the Fund may be delayed in its ability to reinvest income or proceeds from these instruments in potentially higher yielding investments, which would adversely affect the Fund.
Foreign Securities and Currency Risk—Foreign securities carry unique or additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity and more volatility, limited legal recourse and higher transactional costs.
High Yield and Unrated Securities Risk—High yield, below investment grade and unrated high risk debt securities (which also may be known as “junk bonds”) may present additional risks because these securities may be less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, and present more credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.
Interest Rate Risk—Investments in fixed-income instruments and other debt instruments are subject to the possibility that interest rates could rise sharply, which may cause the value of the Fund’s holdings and share price to decline. Changes in interest rates may also affect the liquidity of the Fund's investments in fixed-income instruments. The risks associated with rising interest rates are heightened given the recent near historically low interest rate environment and, as of the date of this prospectus, increasing interest rate environment. Interest rates may continue to rise in the future, possibly suddenly and significantly, with unpredictable effects on the financial markets and the Fund’s investments. Fixed-income instruments with longer durations are subject to more volatility than those with shorter durations. During periods of rising interest rates, because changes in interest rates on adjustable rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.
Investment in Investment Vehicles Risk—Investing in other investment vehicles, including ETFs, closed-end funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF's shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF's shares.
Investment in Loans Risk—The Fund may invest in loans through assignments, participations or directly. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The Fund’s investments in loans can also be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Fund is also subject to the risk that the value of any collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments, become insolvent, or otherwise default. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the issuer of the participation (or an agent acting on its behalf). Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations.
Leverage Risk—The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if it had not been leveraged.
Liquidity and Valuation Risk—It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. These risks may be heightened for fixed-income instruments because of the near historically low interest rate environment as of the date of this prospectus. Based on its investment strategies, a significant portion of the Fund's investments can be difficult to value and potentially less liquid and thus particularly prone to the foregoing risks.
Management Risk—The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing the Fund to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active and frequent trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active and frequent trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active and frequent trading may also result in adverse tax consequences.
Market Risk—The value of, or income generated by, the securities held by the Fund may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world. The performance of these investments may underperform the general securities markets or other types of securities.
Municipal Securities Risk—Municipal securities are subject to a variety of risks, including credit, interest, prepayment, liquidity, and valuation risks. In addition, municipal securities can be adversely affected by (i) unfavorable legislative, political or other developments or events, including natural disasters, and (ii) changes in the economic and fiscal conditions of state and municipal issuers or the federal government in case it provides financial support to such issuers. To the extent a Fund invests a substantial portion of its assets in securities issued by a particular state or municipality, the Fund will be particularly sensitive to developments and events adversely affecting such issuer. Certain sectors of the municipal bond market have special risks that can affect them more significantly than the market as a whole. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the overall municipal market. Municipal securities that are insured by an insurer may be adversely affected by developments relevant to that particular insurer, or more general developments relevant to the market as a whole. Municipal securities can be difficult to value and be less liquid than other investments, which may affect performance or the ability to meet fund redemption requests.
Prepayment Risk—Certain debt instruments, including loans and mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur more quickly or earlier than expected.  In this event, the Fund might be forced to forego future interest income on the principal repaid early and to reinvest income or proceeds at generally lower interest rates, thus reducing the Fund’s yield.  These types of instruments are particularly subject to prepayment risk, and offer less potential for gains, during periods of declining interest rates.
Regulatory and Legal Risk—U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.
Repurchase Agreements and Reverse Repurchase Agreements Risk—In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.
Restricted Securities Risk—Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Fund.
Sovereign Debt Risk—The debt securities issued by sovereign entities may decline as a result of default or other adverse credit event resulting from a sovereign debtor's unwillingness or inability to repay principal and pay interest in a timely manner, which may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.
Tender Option Bonds Risk—Tender option bonds, residual interest tender option bonds and inverse floaters expose the Fund to the same risks as investments in derivatives, as well as risks associated with leverage, especially the risk of increased volatility. An investment in these securities typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal. Because distributions on these securities will bear an inverse relationship to short-term municipal security interest rates, distributions will be reduced or, in the extreme, eliminated as rates rise and will increase when rates fall.
U.S. Government Securities Risk—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate risk and credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Class A share calendar year performance from year to year and average annual returns for the one, five and ten year or since inception periods (if shorter), as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.
On January 13, 2012, the Fund acquired the assets and assumed the liabilities of TS&W/Claymore Tax-Advantaged Balanced Fund (the “Predecessor Fund”), a closed-end fund which used different investment strategies and had different investment advisers (the “Reorganization”). Class A shares of the Fund have assumed the performance, financial and other historical information of the Predecessor Fund’s Common Shares. Returns are based on the net asset value of fund shares. The performance of Class A shares of the Fund reflects the performance of the Predecessor Fund. Performance has not been restated to reflect the estimated annual operating expenses of Class A shares.
The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Class A share calendar year performance from year to year and average annual returns for the one, five and ten year or since inception periods (if shorter), as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return Q3 2009 22.36%	Lowest Quarter Return Q2 2010 -5.54%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary.

GUGGENHEIM FUNDS TRUST | Guggenheim Municipal Income Fund | Bloomberg Barclays Municipal Bond Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.28%
5 Years	rr_AverageAnnualReturnYear05	3.82%
10 Years	rr_AverageAnnualReturnYear10	4.85%
GUGGENHEIM FUNDS TRUST | Guggenheim Municipal Income Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GIJAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[20]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.55%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.30%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[21]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.80%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 478
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	748
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,038
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,863
Annual Return 2009	rr_AnnualReturn2009	41.34%
Annual Return 2010	rr_AnnualReturn2010	12.03%
Annual Return 2011	rr_AnnualReturn2011	9.64%
Annual Return 2012	rr_AnnualReturn2012	10.01%
Annual Return 2013	rr_AnnualReturn2013	(5.49%)
Annual Return 2014	rr_AnnualReturn2014	12.38%
Annual Return 2015	rr_AnnualReturn2015	2.55%
Annual Return 2016	rr_AnnualReturn2016	(0.57%)
Annual Return 2017	rr_AnnualReturn2017	5.75%
Annual Return 2018	rr_AnnualReturn2018	0.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.54%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.19%)
5 Years	rr_AverageAnnualReturnYear05	3.07%
10 Years	rr_AverageAnnualReturnYear10	7.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 28, 2004
GUGGENHEIM FUNDS TRUST | Guggenheim Municipal Income Fund | Class A | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(4.21%)
5 Years	rr_AverageAnnualReturnYear05	2.03%
10 Years	rr_AverageAnnualReturnYear10	6.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 28, 2004
GUGGENHEIM FUNDS TRUST | Guggenheim Municipal Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(1.85%)
5 Years	rr_AverageAnnualReturnYear05	1.89%
10 Years	rr_AverageAnnualReturnYear10	5.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 28, 2004
GUGGENHEIM FUNDS TRUST | Guggenheim Municipal Income Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GIJCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[22]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.61%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.11%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)	[21]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.55%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 258
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	607
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,083
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,397
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	158
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	607
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,083
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,397
Label	rr_AverageAnnualReturnLabel	Class C
1 Year	rr_AverageAnnualReturnYear01	(0.90%)
5 Years	rr_AverageAnnualReturnYear05	3.32%
Since Inception	rr_AverageAnnualReturnSinceInception	2.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 13, 2012
GUGGENHEIM FUNDS TRUST | Guggenheim Municipal Income Fund | Institutional
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GIJIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.59%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.09%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[21]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.55%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	548
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,280
Label	rr_AverageAnnualReturnLabel	Institutional Class
1 Year	rr_AverageAnnualReturnYear01	1.08%
5 Years	rr_AverageAnnualReturnYear05	4.35%
Since Inception	rr_AverageAnnualReturnSinceInception	3.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 13, 2012
GUGGENHEIM FUNDS TRUST | Guggenheim Municipal Income Fund | Class P
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GIJPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.97%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.72%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.92%)	[21]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.80%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	452
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	847
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,954
Label	rr_AverageAnnualReturnLabel	Class P
1 Year	rr_AverageAnnualReturnYear01	0.82%
5 Years	rr_AverageAnnualReturnYear05	2.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015
GUGGENHEIM FUNDS TRUST | Guggenheim Total Return Bond Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Guggenheim Total Return Bond Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Guggenheim Total Return Bond Fund (the “Fund”) seeks to provide total return, comprised of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay a commission to your financial intermediary for effecting transactions in a class of shares of the Fund without any initial sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution. These commissions are not reflected in the fee and expense table or expense example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Family of Funds, as defined on page 150 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 101 of the Fund’s prospectus and the “How to Purchase Shares” section on page 80 of the Fund’s Statement of Additional Information. Different intermediaries and financial professionals may impose different sales charges or offer different sales charge waivers or discounts.  These variations are described in Appendix A to the Fund’s prospectus (Intermediary-Specific Sales Charge Waivers and Discounts).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Family of Funds, as defined on page 150 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 101 of the Fund’s prospectus and the “How to Purchase Shares” section on page 80 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the current duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund intends to pursue its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in debt securities. Such debt securities may include, corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities (including those not backed by the full faith and credit of the U.S. government), sovereign debt securities, Eurodollar bonds and obligations, agency and non-agency mortgage-backed securities and other asset-backed securities (including collateralized mortgage obligations), loans, participations in and assignments of bank and bridge loans, zero-coupon bonds, municipal bonds, payment-in-kind securities (such as payment-in-kind bonds), convertible fixed-income securities, non-registered or restricted securities (including those issued in reliance on Rule 144A and Regulation S securities), certain preferred securities and step-up securities (such as step-up bonds). These securities may pay fixed or variable rates of interest and may include adjustable rate securities. While the Fund will principally invest in debt securities listed, traded or dealt in developed markets countries globally, it may also invest without limitation in securities listed, traded or dealt in other countries, including emerging markets countries. Such securities may be denominated in foreign currencies. The Fund may also invest in collateralized debt obligations ("CDOs") (which include collateralized bond obligations, collateralized loan obligations and other similarly structured instruments), preferred stock and convertible securities. The Fund may seek to obtain exposure to the securities in which it primarily invests through a variety of investment vehicles, principally closed-end funds, exchange-traded funds (“ETFs”) and other mutual funds.
The Fund may hold fixed-income instruments of any quality, rated or unrated, including, those that are rated below investment grade, or if unrated, determined to be of comparable quality (also known as “high yield securities” or “junk bonds”). If nationally recognized statistical rating organizations assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality. However, the Fund may not invest more than 33 1/3% of its total assets in fixed-income securities that are below investment grade. The Fund may hold securities of any duration or maturity.
With respect to bank loans, the Fund may purchase participations in, or assignments of, floating rate bank loans that meet certain liquidity standards and will provide for interest rate adjustments at least every 397 days and which may be secured by real estate or other assets. Participations may be interests in, or assignments of, the loan and may be acquired from banks or brokers that have made the loan or members of the lending syndicate. The Fund may also participate in lending syndicates and other direct lending opportunities.
The Fund also may seek certain exposures through derivative transactions, principally: foreign exchange forward contracts; futures on securities; indices; currencies and other investments; Eurodollar futures; options; interest rate swaps; cross-currency swaps; total return swaps; credit default swaps; and other foreign currency contracts and foreign currency-related transactions, which may also create economic leverage in the Fund. The Fund may engage in derivative and foreign currency-related transactions for speculative purposes to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency rates, to change the effective duration of its portfolio, to manage certain investment risks, as a substitute for the purchase or sale of securities or currencies and/or to obtain or replicate market exposure. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as “To Be Announced” (“TBA”) transactions and/or dollar rolls). In a TBA transaction, a seller agrees to deliver a mortgage-backed security to the Fund at a future date, but the seller does not specify the particular security to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. The Fund may use leverage to the extent permitted by applicable law by entering into reverse repurchase agreements and transactions equivalent to a borrowing for investment purposes.
Guggenheim Partners Investment Management, LLC, also known as Guggenheim Investments (the "Investment Manager"), selects securities and other investments for purchase and sale based on intensive credit research involving extensive due diligence on each issuer, region and sector. The Investment Manager also considers macroeconomic outlook and geopolitical issues. The Investment Manager may employ a tactical sector allocation strategy to seek to capitalize on total return potential created by changing market and economic conditions.
The Investment Manager may determine to sell a security for several reasons, including but not limited to the following: (1) to adjust the portfolio’s average maturity or duration, or to shift assets into or out of higher-yielding securities; (2) if a security’s credit rating has been changed, our credit outlook has changed, or for other similar reasons; (3) to meet redemption requests; (4) to take gains; or (5) due to relative value. The Fund does not intend to principally invest in defaulted securities, but if a security defaults subsequent to purchase by the Fund, the Investment Manager will determine in its discretion whether to hold or dispose of such security. Under adverse or unstable market conditions or abnormal circumstances (for example, in the event of credit events, where it is deemed opportune to preserve gains, or to preserve the relative value of investments or in the case of large cash inflows or anticipated large redemptions), the Fund can make temporary investments and may not be able to pursue or achieve its investment objective.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any governmental agency. There is no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund are summarized below.
Asset-Backed Securities Risk—Investors in asset-backed securities, including residential mortgage-backed securities, commercial mortgage-backed securities and other structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, causing their prices to be volatile. These instruments are particularly subject to interest rate, credit and liquidity and valuation risks.
Residential Mortgage-Backed Securities—Residential mortgage-backed securities may be particularly sensitive to changes in interest rates given that rising interest rates tend to extend the duration of fixed-rate mortgage-backed securities. As a result, a rising interest rate environment can cause the prices of mortgage-backed securities to be increasingly volatile, which may adversely affect the Fund’s holdings of mortgage-backed securities.  In light of the current interest rate environment, the Fund’s investments in these securities may be subject to heightened interest rate risk. Investments in non-agency residential mortgage-backed securities are subject to increased interest rate risk and other risks, such as credit and liquidity and valuation risks.
Commercial Mortgage-Backed Securities—Investments in commercial mortgage-backed securities (“CMBS”) are backed by commercial mortgage loans that may be secured by office properties, retail properties, hotels, mixed use properties or multi-family apartment buildings and are particularly subject to the credit risk of the borrower and the tenants of the properties securing the commercial mortgage loans.  CMBS are subject to the risks of asset-backed securities generally and particularly subject to credit risk, interest rate risk, and liquidity and valuation risk.
Collateralized Loan Obligations and Collateralized Debt Obligations Risk—Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.
Collateralized debt obligations (“CDOs”) are structured similarly to CLOs and bear the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities (such as other asset-backed securities), synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.
Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Counterparty Credit Risk—The Fund makes investments in financial instruments and over-the-counter ("OTC")-traded derivatives involving counterparties to gain exposure to a particular group of securities, index, asset class or other reference asset without actually purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease.
Credit Risk—The Fund could lose money if the issuer or guarantor of a fixed-income instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time or defaults. The issuer, guarantor or counterparty could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the instrument. Credit ratings may not be an accurate assessment of liquidity or credit risk.
Currency Risk—Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Fund. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad. When the Fund seeks exposure to foreign currencies through foreign currency contracts and related transactions, the Fund becomes particularly susceptible to foreign currency value fluctuations, which may be sudden and significant, and investment decisions tied to currency markets. In addition, these investments are subject to the risks associated with derivatives and hedging and the impact on the Fund of fluctuations in the value of currencies may be magnified.
Derivatives Risk—Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Some of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened credit, liquidity and valuation risks. Certain risks also are specific to the derivatives in which the Fund invests.
Swap Agreements Risk—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be exchange-traded through a futures commission merchant and/or cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory exchange trading and central clearing. Exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity but exchange trading and central clearing do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps.
Futures Contracts Risk—Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Investment Manager, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures are also subject to leverage risks and to liquidity risk.
Options Risk—Options or options on futures contracts give the holder of the option the right, but not the obligation, to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Investment Manager’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Investment Manager, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.
Dollar Roll Transaction Risk—The Fund may enter into dollar roll transactions, in which the Fund sells a mortgage-backed or other security for settlement on one date and buys back a substantially similar security for settlement at a later date. Dollar rolls involve a risk of loss if the market value of the securities that the Fund is committed to buy declines below the price of the securities the Fund has sold.
Emerging Markets Risk—Investments in or exposure to emerging markets are generally subject to a greater level of those risks associated with investing in or being exposed to developed foreign markets, as emerging markets are considered to be less developed than developing countries. Furthermore, investments in or exposure to emerging markets are generally subject to additional risks, including the risks associated with trading in smaller markets, lower volumes of trading, and being subject to lower levels of government regulation and less extensive accounting, financial and other reporting requirements.
Extension Risk—Certain debt instruments, including mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur at a slower rate or later than expected.  In this event, the expected maturity could lengthen and the Fund’s investment may sharply decrease in value and the Fund’s income from the investment may quickly decline.  These types of instruments are particularly subject to extension risk, and offer less potential for gains, during periods of rising interest rates. In addition, the Fund may be delayed in its ability to reinvest income or proceeds from these instruments in potentially higher yielding investments, which would adversely affect the Fund.
Foreign Securities and Currency Risk—Foreign securities carry unique or additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity and more volatility, limited legal recourse and higher transactional costs.
Hedging Risk—The Fund may, but is not required to, engage in various investments or transactions that are designed to hedge a position that the Fund holds.  There can be no assurance that the Fund’s hedging investments or transactions will be effective.  Hedging investments or transactions involve costs and may reduce gains or result in losses, which may adversely affect the Fund.
High Yield and Unrated Securities Risk—High yield, below investment grade and unrated high risk debt securities (which also may be known as “junk bonds”) may present additional risks because these securities may be less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, and present more credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.
Interest Rate Risk—Investments in fixed-income instruments and other debt instruments are subject to the possibility that interest rates could rise sharply, which may cause the value of the Fund’s holdings and share price to decline. Changes in interest rates may also affect the liquidity of the Fund's investments in fixed-income instruments. The risks associated with rising interest rates are heightened given the recent near historically low interest rate environment and, as of the date of this prospectus, increasing interest rate environment. Interest rates may continue to rise in the future, possibly suddenly and significantly, with unpredictable effects on the financial markets and the Fund’s investments. Fixed-income instruments with longer durations are subject to more volatility than those with shorter durations. During periods of rising interest rates, because changes in interest rates on adjustable rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.
Investment in Investment Vehicles Risk—Investing in other investment vehicles, including ETFs, closed-end funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF's shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF's shares.
Investment in Loans Risk—The Fund may invest in loans through assignments, participations or directly. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The Fund’s investments in loans can also be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Fund is also subject to the risk that the value of any collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments, become insolvent, or otherwise default. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the issuer of the participation (or an agent acting on its behalf). Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations.
Leverage Risk—The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if it had not been leveraged.
Liquidity and Valuation Risk—It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. These risks may be heightened for fixed-income instruments because of the near historically low interest rate environment as of the date of this prospectus. Based on its investment strategies, a significant portion of the Fund's investments can be difficult to value and potentially less liquid and thus particularly prone to the foregoing risks.
Management Risk—The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing the Fund to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active and frequent trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active and frequent trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active and frequent trading may also result in adverse tax consequences.
Market Risk—The value of, or income generated by, the securities held by the Fund may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world. The performance of these investments may underperform the general securities markets or other types of securities.
Municipal Securities Risk—Municipal securities are subject to a variety of risks, including credit, interest, prepayment, liquidity, and valuation risks. In addition, municipal securities can be adversely affected by (i) unfavorable legislative, political, or other developments or events, including natural disasters, and (ii) changes in the economic and fiscal conditions of state and municipal issuers or the federal government in case it provides financial support to such issuers. To the extent the Fund invests a substantial portion of its assets in securities issued by a particular state or municipality, the Fund will be particularly sensitive to developments and events adversely affecting such issuer. Certain sectors of the municipal bond market have special risks that can affect them more significantly than the market as a whole. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the overall municipal market. Municipal securities that are insured by an insurer may be adversely affected by developments relevant to that particular insurer, or more general developments relevant to the market as a whole. Municipal securities can be difficult to value and be less liquid than other investments, which may affect performance or the ability to meet fund redemption requests.
Preferred Securities Risk—A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.
Prepayment Risk—Certain debt instruments, including loans and mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur more quickly or earlier than expected.  In this event, the Fund might be forced to forego future interest income on the principal repaid early and to reinvest income or proceeds at generally lower interest rates, thus reducing the Fund’s yield.  These types of instruments are particularly subject to prepayment risk, and offer less potential for gains, during periods of declining interest rates.
Real Estate Securities Risk—The Fund may invest in securities of real estate companies and companies related to the real estate industry, including real estate investment trusts (“REITs”), which are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns.
Regulatory and Legal Risk—U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.
Repurchase Agreements and Reverse Repurchase Agreements Risk—In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.
Restricted Securities Risk—Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Fund.
Sovereign Debt Risk—The debt securities issued by sovereign entities may decline as a result of default or other adverse credit event resulting from a sovereign debtor's unwillingness or inability to repay principal and pay interest in a timely manner, which may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.
To-Be-Announced (“TBA”) Transactions Risk—The Fund may enter into “To Be Announced” (“TBA”) transactions to purchase or sell mortgage-backed securities for a fixed price at a future date. TBA purchase commitments involve a risk of loss if the value of the securities to be purchased declines prior to settlement date or if the counterparty may not deliver the securities as promised. Selling a TBA involves a risk of loss if the value of the securities to be sold goes up prior to settlement date. Recently finalized FINRA rules include mandatory margin requirements that will require the Fund to post collateral in connection with its TBA transactions, which could increase the cost of TBA transactions to the Fund and impose added operational complexity.
U.S. Government Securities Risk—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate risk and credit risk.
Zero Coupon and Payment-In-Kind Securities Risk—Zero coupon and payment-in-kind securities pay no cash interest income and usually are sold at substantial discounts from their value at maturity. Zero coupon and payment-in-kind securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities, which make current cash-pay interest payments.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Class A share calendar year performance from year to year and average annual returns for the one, five and ten year or since inception periods (if shorter), as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.
The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Class A share calendar year performance from year to year and average annual returns for the one, five and ten year or since inception periods (if shorter), as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return Q3 2012 3.94%	Lowest Quarter Return Q2 2013 -2.09%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary. The returns shown below reflect applicable sales charges, if any.

GUGGENHEIM FUNDS TRUST | Guggenheim Total Return Bond Fund | Bloomberg Barclays U.S. Aggregate Bond Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.52%
Since Inception	rr_AverageAnnualReturnSinceInception	2.23%
GUGGENHEIM FUNDS TRUST | Guggenheim Total Return Bond Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GIBAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[23]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%	[24]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.26%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.91%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[25]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.80%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 478
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	668
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	873
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,465
Annual Return 2012	rr_AnnualReturn2012	12.57%
Annual Return 2013	rr_AnnualReturn2013	1.88%
Annual Return 2014	rr_AnnualReturn2014	7.82%
Annual Return 2015	rr_AnnualReturn2015	0.89%
Annual Return 2016	rr_AnnualReturn2016	5.77%
Annual Return 2017	rr_AnnualReturn2017	6.18%
Annual Return 2018	rr_AnnualReturn2018	0.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.09%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.37%)
5 Years	rr_AverageAnnualReturnYear05	3.21%
Since Inception	rr_AverageAnnualReturnSinceInception	4.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011
GUGGENHEIM FUNDS TRUST | Guggenheim Total Return Bond Fund | Class A | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(4.54%)
5 Years	rr_AverageAnnualReturnYear05	1.54%
Since Inception	rr_AverageAnnualReturnSinceInception	2.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011
GUGGENHEIM FUNDS TRUST | Guggenheim Total Return Bond Fund | Class A | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(2.00%)
5 Years	rr_AverageAnnualReturnYear05	1.69%
Since Inception	rr_AverageAnnualReturnSinceInception	2.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011
GUGGENHEIM FUNDS TRUST | Guggenheim Total Return Bond Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GIBCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[26]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%	[24]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.21%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.61%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[25]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.55%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 258
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	502
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	870
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,906
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	158
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	502
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	870
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,906
Label	rr_AverageAnnualReturnLabel	Class C
1 Year	rr_AverageAnnualReturnYear01	(1.09%)
5 Years	rr_AverageAnnualReturnYear05	3.46%
Since Inception	rr_AverageAnnualReturnSinceInception	4.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011
GUGGENHEIM FUNDS TRUST | Guggenheim Total Return Bond Fund | Institutional
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GIBIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%	[24]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.57%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[25]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.51%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	177
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	312
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 708
Label	rr_AverageAnnualReturnLabel	Institutional Class
1 Year	rr_AverageAnnualReturnYear01	0.93%
5 Years	rr_AverageAnnualReturnYear05	4.58%
Since Inception	rr_AverageAnnualReturnSinceInception	5.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011
GUGGENHEIM FUNDS TRUST | Guggenheim Total Return Bond Fund | Class P
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GIBLX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%	[24]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.90%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[25]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.80%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	277
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	489
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,099
Label	rr_AverageAnnualReturnLabel	Class P
1 Year	rr_AverageAnnualReturnYear01	0.64%
5 Years	rr_AverageAnnualReturnYear05	3.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015
GUGGENHEIM FUNDS TRUST | Guggenheim Ultra Short Duration Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Guggenheim Ultra Short Duration Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Guggenheim Ultra Short Duration Fund (the “Fund”) seeks a high level of income consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay a commission to your financial intermediary for effecting transactions in a class of shares of the Fund without any initial sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution.  These commissions are not reflected in the fee and expense table or expense example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio. The portfolio turnover rate shown is that of Guggenheim Strategy Fund I (the “Predecessor Fund”). The Predecessor Fund's policies, guidelines and investment objective were the same as those of the Fund’s in all material respects.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs (whether or not you redeem your shares at the end of the given period) would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the current duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund intends to pursue its investment objective by investing primarily in a diversified portfolio of investment-grade debt securities and similar instruments while maintaining a low duration portfolio (i.e., a duration normally not exceeding one year). The Fund is not a money market fund and does not seek to maintain a stable net asset value of $1.00 per share.
The Fund’s investments will include: debt securities; financial instruments that are expected to perform similarly to debt securities and investment vehicles that provide exposure to debt securities; and debt-like securities, including individual securities, investment vehicles and derivatives giving exposure to (i.e., with economic characteristics similar to) debt securities or other similar instruments or debt security markets. The Fund may seek to obtain exposure to the securities in which it primarily invests through a variety of investment vehicles, principally affiliated and unaffiliated closed-end funds, exchange-traded funds (“ETFs”) and other funds.
Debt securities and instruments in which the Fund may invest include corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities (including those not backed by the full faith and credit of the U.S. government), sovereign debt securities, Eurodollar bonds and obligations, mortgage-backed and other asset-backed securities, participations in and assignments of bank and bridge loans, commercial paper (including asset-backed commercial paper), zero-coupon bonds, municipal bonds, payment-in-kind securities (such as payment-in-kind bonds), convertible securities, non-registered or restricted securities (including those issued in reliance on Rule 144A and Regulation S securities) and step-up securities (such as step-up bonds). These securities may pay fixed or variable rates of interest. The Fund may also invest in preferred stock and preferred debt securities. Although the Fund will principally invest in debt securities listed, traded or dealt in developed markets, it may also invest without limitation in securities listed, traded or dealt in other markets, including emerging and frontier markets. Such securities may be denominated in foreign currencies.
Although the Fund will invest predominantly in investment grade debt instruments, up to 10% of the Fund’s total assets may be invested in securities that are rated below investment grade (also known as “high yield securities” or “junk bonds”) or if unrated, determined by the Investment Manager to be of comparable quality. If nationally recognized statistical rating organizations assign different ratings to a security, the Fund will use the higher rating for purposes of determining the security’s credit quality.
The Fund may invest in repurchase agreements, which are fixed-income securities in the form of agreements backed by collateral. These agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition by the Fund of securities from the selling institution (such as a bank or a broker-dealer), coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future (or on demand). The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Such collateral may include U.S. government securities, corporate obligations, equity securities, municipal debt securities, asset- and mortgage-backed securities, convertible securities and other fixed income securities or a combination thereof. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization (typically purchase price plus accrued interest).
With respect to mortgage-backed securities (“MBS”) and other asset-backed securities, the Fund may invest in MBS issued or guaranteed by federal agencies and/or U.S. government sponsored instrumentalities, such as the Government National Mortgage Administration, the Federal Housing Administration, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In addition to securities issued or guaranteed by such agencies or instrumentalities, the Fund may invest in MBS or other asset-backed securities issued or guaranteed by private issuers. The MBS in which the Fund may invest may also include residential mortgage-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities. The other asset-backed securities in which the Fund may invest include collateralized debt obligations (“CDOs”). CDOs include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), commercial real estate CDOs and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or if unrated, determined by the Investment Manager to be of comparable quality.
With respect to bank loans, the Fund may purchase participations in, or assignments of, floating rate bank loans that may be secured by real estate or other assets or lend directly, joining a lending syndicate. These participations or assignments may be acquired from banks or brokers that have made the loan or members of the lending syndicate.
To seek to enhance the Fund’s debt exposure, hedge against investment risk or increase the Fund’s yield, the Fund may engage in derivatives transactions, including: foreign exchange forward contracts; futures on securities, indices, currencies and other investments; Eurodollar futures; options; interest rate swaps; cross-currency swaps; total return swaps; and credit default swaps. The Fund may engage in derivative transactions for speculative purposes; to seek to enhance total return; to seek to hedge against fluctuations in securities prices, interest rates or currency rates; to seek to change the effective duration of its portfolio; to seek to manage certain investment risks; and/or as a substitute for the purchase or sale of securities or currencies. These transactions may create economic leverage in the Fund. The Fund may seek to obtain market exposure to the instruments in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs, “To Be Announced” (“TBA”) transactions and/or dollar rolls). In a TBA transaction, a seller agrees to deliver MBS to the Fund at a future date, but the seller does not specify the particular security to be delivered. Instead, the Fund agrees to accept any MBS that meets specified terms. The Fund may also engage in securities lending.
The Fund may use leverage to the extent permitted by applicable law by entering into reverse repurchase agreements and borrowing transactions for investment purposes.
The Fund may hold instruments of any duration or maturity but expects, under normal circumstances, to maintain a dollar-weighted average duration of less than one year. Duration is a measure of the price volatility of a debt instrument as a result of changes in market rates of interest, based on the weighted average timing of the instrument’s expected principal and interest payments. Duration differs from maturity in that it considers an instrument’s yield, coupon payments, principal payments and call features in addition to the amount of time until the instrument matures. As the value of an instrument changes over time, so will its duration.
The Investment Manager selects securities and other investments for purchase and sale based on intensive credit research involving extensive due diligence on each investment (including the investment’s structure), issuer, region and sector. The Investment Manager also considers macroeconomic outlook and geopolitical issues.
The Investment Manager may determine to sell an instrument for several reasons, including but not limited to the following: (1) to adjust the portfolio’s average maturity or duration, or to shift assets into or out of higher-yielding securities; (2) if a security’s credit rating has been changed, our credit outlook has changed, or for other similar reasons; (3) to meet redemption requests; (4) to take gains; or (5) due to relative value. The Fund does not intend to principally invest in defaulted securities, but if a security defaults subsequent to purchase by the Fund, the Investment Manager will determine in its discretion whether to hold or dispose of such security. Under adverse or unstable market conditions or abnormal circumstances (for example, in the event of credit events, where it is deemed opportune to preserve gains or to preserve the relative value of investments or in the case of large cash inflows or anticipated large redemptions), the Fund can make temporary investments and may be unable to pursue or achieve its investment objective.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any governmental agency. The Fund is not a money market fund (or equivalent to a money market fund), does not attempt to maintain a stable net asset value, and is not subject to the rules that govern the quality, maturity, liquidity, and other features of securities that money market funds may purchase. Under normal conditions, the Fund’s investments may be more susceptible than a money market fund to interest rate risk, valuation risk, credit risk, and other risks relevant to the Fund’s investments. The Fund’s net asset value will fluctuate. There is no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund are summarized below.
Asset-Backed Securities Risk—Investors in asset-backed securities, including residential mortgage-backed securities, commercial mortgage-backed securities and other structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, causing their prices to be volatile. These instruments are particularly subject to interest rate, credit and liquidity and valuation risks.
Residential Mortgage-Backed Securities—Residential mortgage-backed securities may be particularly sensitive to changes in interest rates given that rising interest rates tend to extend the duration of fixed-rate mortgage-backed securities. As a result, a rising interest rate environment can cause the prices of mortgage-backed securities to be increasingly volatile, which may adversely affect the Fund’s holdings of mortgage-backed securities.  In light of the current interest rate environment, the Fund’s investments in these securities may be subject to heightened interest rate risk. Investments in non-agency residential mortgage-backed securities are subject to increased interest rate risk and other risks, such as credit and liquidity and valuation risks.
Commercial Mortgage-Backed Securities—Investments in commercial mortgage-backed securities (“CMBS”) are backed by commercial mortgage loans that may be secured by office properties, retail properties, hotels, mixed use properties or multi-family apartment buildings and are particularly subject to the credit risk of the borrower and the tenants of the properties securing the commercial mortgage loans.  CMBS are subject to the risks of asset-backed securities generally and particularly subject to credit risk, interest rate risk, and liquidity and valuation risk.
Collateralized Loan Obligations and Collateralized Debt Obligations Risk—Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.
Collateralized debt obligations (“CDOs”) are structured similarly to CLOs and bear the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities (such as other asset-backed securities), synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.
Commercial Paper Risk—The value of the Fund’s investment in commercial paper, which is an unsecured promissory note that generally has a maturity date between one and 270 days and is issued by a U.S. or foreign entity, is susceptible to changes in the issuer’s financial condition or credit quality. Investments in commercial paper are usually discounted from their value at maturity. Commercial paper can be fixed-rate or variable rate and can be adversely affected by changes in interest rates.
Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Counterparty Credit Risk—The Fund makes investments in financial instruments and over-the-counter (“OTC”)-traded derivatives involving counterparties to gain exposure to a particular group of securities, index, asset class or other reference asset without actually purchasing those securities or investments, to hedge a position or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease.
Credit Risk—The Fund could lose money if the issuer or guarantor of a fixed-income instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time or defaults. The issuer, guarantor or counterparty could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the instrument. Credit ratings may not be an accurate assessment of liquidity or credit risk.
Currency Risk—Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Fund. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad. When the Fund seeks exposure to foreign currencies through foreign currency contracts and related transactions, the Fund becomes particularly susceptible to foreign currency value fluctuations, which may be sudden and significant, and investment decisions tied to currency markets. In addition, these investments are subject to the risks associated with derivatives and hedging and the impact on the Fund of fluctuations in the value of currencies may be magnified.
Derivatives Risk—Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Certain risks also are specific to the derivatives in which the Fund invests.
Swap Agreements Risk—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be exchange-traded through a futures commission merchant and/or cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory exchange trading and central clearing. Exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity but exchange trading and central clearing do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps.
Futures Contracts Risk—Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Investment Manager, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s net asset value. Futures are also subject to leverage risks and to liquidity risk.
Options Risk—Options or options on futures contracts give the holder of the option the right, but not the obligation, to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Investment Manager’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Investment Manager, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.
Dollar Roll Transaction Risk—The Fund may enter into dollar roll transactions, in which the Fund sells a mortgage-backed or other security for settlement on one date and buys back a substantially similar security for settlement at a later date. Dollar rolls involve a risk of loss if the market value of the securities that the Fund is committed to buy declines below the price of the securities the Fund has sold.
Emerging Markets Risk—Investments in or exposure to emerging markets are generally subject to a greater level of those risks associated with investing in or being exposed to developed foreign markets, as emerging markets are considered to be less developed than developing countries. Furthermore, investments in or exposure to emerging markets are generally subject to additional risks, including the risks associated with trading in smaller markets, lower volumes of trading, and being subject to lower levels of government regulation and less extensive accounting, financial and other reporting requirements.
Extension Risk—Certain debt instruments, including mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur at a slower rate or later than expected.  In this event, the expected maturity could lengthen and the Fund’s investment may sharply decrease in value and the Fund’s income from the investment may quickly decline.  These types of instruments are particularly subject to extension risk, and offer less potential for gains, during periods of rising interest rates. In addition, the Fund may be delayed in its ability to reinvest income or proceeds from these instruments in potentially higher yielding investments, which would adversely affect the Fund.
Foreign Securities and Currency Risk—Foreign securities carry unique or additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity and more volatility, limited legal recourse and higher transactional costs.
High Yield and Unrated Securities Risk—High yield, below investment grade and unrated high risk debt securities (which also may be known as “junk bonds”) may present additional risks because these securities may be less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, and present more credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.
Interest Rate Risk—Investments in fixed-income instruments and other debt instruments are subject to the possibility that interest rates could rise sharply, which may cause the value of the Fund’s holdings and share price to decline. Changes in interest rates may also affect the liquidity of the Fund's investments in fixed-income instruments. The risks associated with rising interest rates are heightened given the recent near historically low interest rate environment and, as of the date of this prospectus, increasing interest rate environment. Interest rates may continue to rise in the future, possibly suddenly and significantly, with unpredictable effects on the financial markets and the Fund’s investments. Fixed-income instruments with longer durations are subject to more volatility than those with shorter durations. During periods of rising interest rates, because changes in interest rates on adjustable rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.
Investments by Investing Funds and Other Large Shareholders—The Fund is subject to the risk that one or more large investors, including other investment companies that are advised by the Investment Manager or its affiliates, purchases or redeems a large percentage of Fund shares at any time. As a result, the Fund’s performance or liquidity may be adversely affected as the Fund may have to hold a large proportion of its assets in cash and may have to sell investments at disadvantageous times or prices to meet large redemption requests. In turn, the Fund may experience increased portfolio turnover, incur higher transaction costs and realize gains or losses at inopportune times. Such large investors may comprise a significant portion of the Fund's shareholders.
Investment in Investment Vehicles Risk—Investing in other investment vehicles, including ETFs, closed-end funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF's shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF's shares.
Investment in Loans Risk—The Fund may invest in loans through assignments, participations or directly. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The Fund’s investments in loans can also be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Fund is also subject to the risk that the value of any collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments, become insolvent, or otherwise default. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the issuer of the participation (or an agent acting on its behalf). Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations.
Leverage Risk—The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if it had not been leveraged.
Liquidity and Valuation Risk—It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. These risks may be heightened for fixed-income instruments because of the near historically low interest rate environment as of the date of this prospectus. Based on its investment strategies, a significant portion of the Fund's investments can be difficult to value and potentially less liquid and thus particularly prone to the foregoing risks.
Management Risk—The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing the Fund to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active and frequent trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active and frequent trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active and frequent trading may also result in adverse tax consequences.
Market Risk—The value of, or income generated by, the securities held by the Fund may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world. The performance of these investments may underperform the general securities markets or other types of securities.
Municipal Securities Risk—Municipal securities are subject to a variety of risks, including credit, interest, prepayment, liquidity, and valuation risks. In addition, municipal securities can be adversely affected by (i) unfavorable legislative, political, or other developments or events, including natural disasters, and (ii) changes in the economic and fiscal conditions of state and municipal issuers or the federal government in case it provides financial support to such issuers. To the extent the Fund invests a substantial portion of its assets in securities issued by a particular state or municipality, the Fund will be particularly sensitive to developments and events adversely affecting such issuer. Certain sectors of the municipal bond market have special risks that can affect them more significantly than the market as a whole. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the overall municipal market. Municipal securities that are insured by an insurer may be adversely affected by developments relevant to that particular insurer, or more general developments relevant to the market as a whole. Municipal securities can be difficult to value and be less liquid than other investments, which may affect performance or the ability to meet redemption requests.
Preferred Securities Risk—A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.
Prepayment Risk—Certain debt instruments, including loans and mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur more quickly or earlier than expected.  In this event, the Fund might be forced to forego future interest income on the principal repaid early and to reinvest income or proceeds at generally lower interest rates, thus reducing the Fund’s yield.  These types of instruments are particularly subject to prepayment risk, and offer less potential for gains, during periods of declining interest rates.
Real Estate Securities Risk—The Fund may invest in securities of real estate companies and companies related to the real estate industry, including real estate investment trusts (“REITs”), which are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns.
Regulatory and Legal Risk—U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.
Repurchase Agreements and Reverse Repurchase Agreements Risk—In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.
Restricted Securities Risk—Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Fund.
Securities Lending Risk—Securities lending involves a risk that the borrower may fail to return the securities or deliver the proper amount of collateral, which may result in a loss to the Fund. In the event of bankruptcy of the borrower, the Fund could experience losses or delays in recovering the loaned securities.
Sovereign Debt Risk—The debt securities issued by sovereign entities may decline as a result of default or other adverse credit event resulting from a sovereign debtor's unwillingness or inability to repay principal and pay interest in a timely manner, which may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.
Special Situations/Securities in Default Risk—Investments in the securities and debt of distressed issuers or issuers in default involve far greater risk than investing in issuers whose debt obligations are being met and whose debt trade at or close to its “par” or full value because the investments are highly speculative with respect to the issuer’s ability to make interest payments and/or to pay its principal obligations in full and/or on time.
To-Be-Announced (“TBA”) Transactions Risk—The Fund may enter into “To Be Announced” (“TBA”) transactions to purchase or sell mortgage-backed securities for a fixed price at a future date. TBA purchase commitments involve a risk of loss if the value of the securities to be purchased declines prior to settlement date or if the counterparty may not deliver the securities as promised. Selling a TBA involves a risk of loss if the value of the securities to be sold goes up prior to settlement date. Recently finalized FINRA rules include mandatory margin requirements that will require the Fund to post collateral in connection with its TBA transactions, which could increase the cost of TBA transactions to the Fund and impose added operational complexity.
U.S. Government Securities Risk—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate risk and credit risk.
When Issued, Forward Commitment and Delayed-Delivery Transactions Risk—When-issued, forward-commitment and delayed-delivery transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. When purchasing securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. However, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated.
Zero Coupon and Payment-In-Kind Securities Risk—Zero coupon and payment-in-kind securities pay no cash interest income and usually are sold at substantial discounts from their value at maturity. Zero coupon and payment-in-kind securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities, which make current cash-pay interest payments.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund is newly organized. The Predecessor Fund, which also was an investment company registered under the Investment Company Act of 1940, reorganized with and into the Fund, which has adopted the Predecessor Fund’s performance history. Accordingly, the performance information shown below for Institutional Class shares of the Fund reflects the performance of the Predecessor Fund and not that of the Fund. However, the Predecessor Fund’s policies, guidelines and investment objective were the same as those of the Fund’s in all material respects. Because Class A and Class P shares of the Fund do not yet have a full calendar year of performance history as of the date of this Prospectus, no performance information for Class A or Class P shares is shown.
The following chart and table provide some indication of the risks of investing in the Fund by showing calendar year performance from year to year and average annual returns for the one, five and ten year or since inception periods (if shorter), as applicable, for the Fund compared to those of a broad measure of market performance. The returns shown below for the Predecessor Fund have been restated to reflect the fees and expenses applicable to the Institutional Class shares of the Fund, exclusive of any applicable expense limitation agreement. As with all mutual funds, past performance (before and after taxes), including the past performance of the Predecessor Fund, is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing calendar year performance from year to year and average annual returns for the one, five and ten year or since inception periods (if shorter), as applicable, for the Fund compared to those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Class A and Class P shares of the Fund do not yet have a full calendar year of performance history as of the date of this Prospectus, no performance information for Class A or Class P shares is shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes), including the past performance of the Predecessor Fund, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return Q2 2016 0.72%	Lowest Quarter Return Q3 2015 -0.05%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

GUGGENHEIM FUNDS TRUST | Guggenheim Ultra Short Duration Fund | Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.82%
Since Inception	rr_AverageAnnualReturnSinceInception	0.61%
GUGGENHEIM FUNDS TRUST | Guggenheim Ultra Short Duration Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GIYAX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[27]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%	[28]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.73%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[29]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.58%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	391
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 892
GUGGENHEIM FUNDS TRUST | Guggenheim Ultra Short Duration Fund | Institutional
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GIYIX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%	[28]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.45%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[29]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.33%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	132
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	240
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 555
Annual Return 2015	rr_AnnualReturn2015	0.74%
Annual Return 2016	rr_AnnualReturn2016	1.72%
Annual Return 2017	rr_AnnualReturn2017	1.81%
Annual Return 2018	rr_AnnualReturn2018	1.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.05%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.93%
Since Inception	rr_AverageAnnualReturnSinceInception	1.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 11, 2014
GUGGENHEIM FUNDS TRUST | Guggenheim Ultra Short Duration Fund | Institutional | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	0.91%
Since Inception	rr_AverageAnnualReturnSinceInception	0.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 11, 2014
GUGGENHEIM FUNDS TRUST | Guggenheim Ultra Short Duration Fund | Institutional | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.15%
Since Inception	rr_AverageAnnualReturnSinceInception	0.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 11, 2014
GUGGENHEIM FUNDS TRUST | Guggenheim Ultra Short Duration Fund | Class P
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GIYPX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%	[28]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[29]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.58%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	223
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	400
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 914
GUGGENHEIM FUNDS TRUST | Guggenheim Alpha Opportunity Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Guggenheim Alpha Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Guggenheim Alpha Opportunity Fund (the "Fund") seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay a commission to your financial intermediary for effecting transactions in a class of shares of the Fund without any initial sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution. These commissions are not reflected in the fee and expense table or expense example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Family of Funds, as defined on page 147 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 101 of the Fund’s prospectus and the “How to Purchase Shares” section on page 80 of the Fund’s Statement of Additional Information. Different intermediaries and financial professionals may impose different sales charges or offer different sales charge waivers or discounts.  These variations are described in Appendix A to the Fund’s prospectus (Intermediary-Specific Sales Charge Waivers and Discounts).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 255% of the average value of its portfolio.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Family of Funds, as defined on page 147 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 101 of the Fund’s prospectus and the “How to Purchase Shares” section on page 80 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund pursues its objective by investing, under normal market conditions, in long and short positions of domestic equity and equity-related securities (including swaps and other derivative investments giving long or short exposure to domestic equity securities).
The Investment Manager uses a proprietary evaluation process to generate an expected return for individual stocks that considers market risk factors generally and risks specific to the companies in which the Fund invests. Market risk factors include, among other factors, company size, enterprise value, and sector. The Investment Manager seeks to construct portfolios of equity-related investments that maintain long positions in instruments that provide exposure to risk factors that the Investment Manager considers to be undervalued by the equity markets and sells short instruments that provide exposure to risk factors that the Investment Manager considers to be overvalued by the equity markets. The process uses fundamentally-based, forward-looking forecasts of equity cash flows to generate return expectations for individual stocks. Then, the expected returns for the universe of stocks is further evaluated using quantitative techniques to estimate the market’s implied valuation of broad market risk factors as well as the company-specific risks. Finally, a portfolio is constructed within guidelines that buys long the stocks (or derivatives that give exposure to stocks) that give the portfolio both the broad risk characteristics and company-specific risks that are perceived to be undervalued and sells short stocks (or derivatives that give exposure to stocks) for which those characteristics are perceived to be overpriced. “Alpha” in the Fund’s name refers to the potential for the Fund’s portfolio to achieve returns that are favorable relative to the amount of risk taken. Of course, there is no guarantee that the Fund will achieve its objective of long-term growth of capital, and an investment in the Fund involves significant risk.
The Fund will ordinarily hold simultaneous long and short positions in equity securities or securities markets that provide exposure up to a level equal to 150% of the Fund’s net assets for both the long and short positions. That level of exposure is obtained through derivatives, including swap agreements. The Investment Manager intends to maintain a low overall net exposure (the difference between the notional value of long positions and the notional value of short positions) for the portfolio, typically varying between 50% net long and 30% net short to seek to maintain low correlation to traditional equity markets, lower than market volatility and seek to provide consistent absolute return. The overall net exposure will change as market opportunities change, and may, based on the Investment Manager’s view of current market conditions, be outside this range.
The Fund may invest in domestic equity securities, including small-, mid-, and large-capitalization securities. The Fund also may invest in derivative instruments, including swaps on selected baskets of equity securities, to enable the Fund to pursue its investment objective without investing directly in the securities of companies to which the Fund is seeking exposure. The Fund may also invest in derivatives, such as options and futures contracts, to hedge or gain leveraged exposure to a particular sector, industry, market risk factor, or company depending on market conditions. The Fund will often invest in instruments traded in the over the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded instruments. The Fund also may enter into long positions or short sales of broad-based stock indices for hedging purposes in an effort to reduce the Fund’s risk or volatility through, among other instruments, exchange-traded funds ("ETFs") and closed-end funds. The use of derivatives may create a leveraging effect on the Fund which will force the Fund to take offsetting positions or earmark or segregate assets to be used as collateral. The Fund actively trades its investments, which can result in significant fluctuations in the Fund's portfolio turnover rate.
While the Fund anticipates investing in these securities and instruments to seek to achieve its investment objective, the extent of the Fund’s investment in these securities and instruments may vary from day-to-day depending on a number of different factors, including price, availability, and general market conditions. On a day-to-day basis, the Fund may hold U.S. government securities, short-term, high quality (rated AA or higher) fixed-income instruments, money market instruments, overnight and fixed-term repurchase agreements, cash and other cash equivalents with maturities of one year or less to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks.
Under adverse or unstable market conditions or abnormal circumstances, the Fund could invest some or all of its assets in cash, derivatives, fixed-income instruments, government bonds, money market instruments, repurchase agreements or securities of other investment companies. The Fund may be unable to pursue or achieve its investment objective during that time and temporary investments could reduce the benefit from any upswing in the market.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any governmental agency. There is no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund are summarized below.
Counterparty Credit Risk—The Fund makes investments in financial instruments and OTC-traded derivatives involving counterparties to gain exposure to a particular group of securities, index, asset class or other reference asset without actually purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease.
Credit Risk—The Fund could lose money if the issuer or guarantor of a fixed-income instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time or defaults. The issuer, guarantor or counterparty could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the instrument. Credit ratings may not be an accurate assessment of liquidity or credit risk.
Derivatives Risk—Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund’s use of derivatives to obtain short exposure may result in greater volatility of the Fund's net asset value per share. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Some of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened credit, liquidity and valuation risks. Certain risks also are specific to the derivatives in which the Fund invests.
Swap Agreements Risk—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be exchange-traded through a futures commission merchant and/or cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory exchange trading and central clearing. Exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity but exchange trading and central clearing do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps.
Futures Contracts Risk—Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Investment Manager, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures are also subject to leverage risks and to liquidity risk.
Options Risk—Options or options on futures contracts give the holder of the option the right, but not the obligation, to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Investment Manager’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Investment Manager, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.
Equity Securities Risk—Equity securities include common stocks and other equity and equity-related securities (and securities convertible into stocks). The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.
Interest Rate Risk—Investments in fixed-income instruments and other debt instruments are subject to the possibility that interest rates could rise sharply, which may cause the value of the Fund’s holdings and share price to decline. The risks associated with rising interest rates are heightened given the recent near historically low interest rate environment and, as of the date of this prospectus, increasing interest rate environment. Interest rates may continue to rise in the future, possibly suddenly and significantly, with unpredictable effects on the financial markets and the Fund’s investments. Fixed-income instruments with longer durations are subject to more volatility than those with shorter durations. During periods of rising interest rates, because changes in interest rates on adjustable rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.
Investments by Investing Funds and Other Large Shareholders—The Fund is subject to the risk that a large investor, including certain other investment companies, purchases or redeems a large percentage of Fund shares at any time. As a result, the Fund's performance or liquidity may be adversely affected as the Fund tends to hold a large proportion of its assets in cash and may have to sell investments at disadvantageous times or prices to meet large redemption requests.
Investment in Investment Vehicles Risk—Investing in other investment vehicles, including ETFs, closed-end funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF's shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF's shares.
Large-Capitalization Securities Risk—The Fund is subject to the risk that large-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.
Leverage Risk—The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if it had not been leveraged.
Liquidity and Valuation Risk—It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. These risks may be heightened for fixed-income instruments because of the near historically low interest rate environment as of the date of this prospectus.
Management Risk—The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing the Fund to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active and frequent trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active and frequent trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active and frequent trading may also result in adverse tax consequences.
Market Risk—The value of, or income generated by, the securities held by the Fund may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world. The performance of these investments may underperform the general securities markets or other types of securities.
Mid-Capitalization Securities Risk—The Fund is subject to the risk that mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of mid-capitalization companies may be more speculative, volatile and less liquid than securities of large companies. Mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources, and may be more vulnerable to adverse developments than large capitalization companies.
Quantitative Investing Risk—There is no guarantee that a quantitative model or algorithm used by the Investment Manager, and the investments selected based on the model or algorithm, will produce the desired results. The Fund may be adversely affected by imperfections, errors or limitations in the construction and implementation of the model or algorithm and the Investment Manager’s ability to properly analyze or timely adjust the metrics or update the data underlying the model or features of the algorithm. Other quantitative methods and techniques used by the Investment Manager, and the investments selected based on these methods and techniques, are also subject to these types of risks.
Regulatory and Legal Risk—U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.
Repurchase Agreements and Reverse Repurchase Agreements Risk—In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.
Short Sale and Short Exposure Risk—Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline, so that the security may be purchased at a lower price when returning the borrowed security. A short exposure through a derivative exposes the Fund to counterparty credit risk and leverage risk. The risk for loss on a short sale or other short exposure is greater than a direct investment in the security itself because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. The risk of loss through a short sale or other short exposure may in some cases be theoretically unlimited. Government actions also may affect the Fund’s ability to engage in short selling.
Small-Capitalization Securities Risk—The Fund is subject to the risk that small-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of small-capitalization companies may be more speculative, volatile and less liquid than securities of larger companies. Small-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources, and may be more vulnerable to adverse developments than mid- or large- capitalization companies.
U.S. Government Securities Risk—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate risk and credit risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Class A share calendar year performance from year to year and average annual returns for the one, five and ten year or since inception periods (if shorter), as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance. The information also shows how the Fund’s performance compares with the returns of a Morningstar category average consistent with the Fund’s investment strategy. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.
The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.
Important Note: Effective January 28, 2015, significant changes to the Fund’s principal investment strategies and portfolio managers were made. In connection with these changes, the Fund also added a second benchmark, the Morningstar Long/Short Equity Category Average. Please note that the Fund’s performance track record prior to January 28, 2015 related only to the Fund’s former investments, which were materially different from those currently pursued by the Fund, and is not indicative of the Fund’s future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Class A share calendar year performance from year to year and average annual returns for the one, five and ten year or since inception periods (if shorter), as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return Q3 2010 18.70%	Lowest Quarter Return Q3 2011 -19.84%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary.

GUGGENHEIM FUNDS TRUST | Guggenheim Alpha Opportunity Fund | S&P 500 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
GUGGENHEIM FUNDS TRUST | Guggenheim Alpha Opportunity Fund | Morningstar Long/Short Equity Category Average
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Morningstar Long/Short Equity Category Average (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(6.19%)
5 Years	rr_AverageAnnualReturnYear05	1.25%
10 Years	rr_AverageAnnualReturnYear10	5.10%
GUGGENHEIM FUNDS TRUST | Guggenheim Alpha Opportunity Fund | ICE BofAML 3-Month U.S. Treasury Bill Index
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	ICE BofAML 3-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.87%
5 Years	rr_AverageAnnualReturnYear05	0.63%
10 Years	rr_AverageAnnualReturnYear10	0.37%
GUGGENHEIM FUNDS TRUST | Guggenheim Alpha Opportunity Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	SAOAX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none	[30]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.02%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.37%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.39%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 624
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	938
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,275
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,222
Annual Return 2009	rr_AnnualReturn2009	24.59%
Annual Return 2010	rr_AnnualReturn2010	23.50%
Annual Return 2011	rr_AnnualReturn2011	3.86%
Annual Return 2012	rr_AnnualReturn2012	14.00%
Annual Return 2013	rr_AnnualReturn2013	31.84%
Annual Return 2014	rr_AnnualReturn2014	9.69%
Annual Return 2015	rr_AnnualReturn2015	(4.61%)
Annual Return 2016	rr_AnnualReturn2016	12.84%
Annual Return 2017	rr_AnnualReturn2017	7.48%
Annual Return 2018	rr_AnnualReturn2018	(11.25%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.84%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(15.47%)
5 Years	rr_AverageAnnualReturnYear05	1.41%
10 Years	rr_AverageAnnualReturnYear10	9.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 07, 2003
GUGGENHEIM FUNDS TRUST | Guggenheim Alpha Opportunity Fund | Class A | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(15.87%)
5 Years	rr_AverageAnnualReturnYear05	0.79%
10 Years	rr_AverageAnnualReturnYear10	9.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 07, 2003
GUGGENHEIM FUNDS TRUST | Guggenheim Alpha Opportunity Fund | Class A | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(9.16%)
5 Years	rr_AverageAnnualReturnYear05	0.87%
10 Years	rr_AverageAnnualReturnYear10	7.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 07, 2003
GUGGENHEIM FUNDS TRUST | Guggenheim Alpha Opportunity Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	SAOCX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	1.00%	[31]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.43%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.44%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 337
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	730
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,250
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,676
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	237
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	730
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,250
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,676
Label	rr_AverageAnnualReturnLabel	Class C
1 Year	rr_AverageAnnualReturnYear01	(12.79%)
5 Years	rr_AverageAnnualReturnYear05	1.64%
10 Years	rr_AverageAnnualReturnYear10	9.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 07, 2003
GUGGENHEIM FUNDS TRUST | Guggenheim Alpha Opportunity Fund | Institutional
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	SAOIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.21%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,363
Label	rr_AverageAnnualReturnLabel	Institutional Class
1 Year	rr_AverageAnnualReturnYear01	(10.90%)
5 Years	rr_AverageAnnualReturnYear05	2.83%
10 Years	rr_AverageAnnualReturnYear10	10.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 07, 2008
GUGGENHEIM FUNDS TRUST | Guggenheim Alpha Opportunity Fund | Class P
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	SAOSX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.42%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.43%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 161
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	499
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	860
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,878
Label	rr_AverageAnnualReturnLabel	Class P
1 Year	rr_AverageAnnualReturnYear01	(11.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015
GUGGENHEIM FUNDS TRUST | Guggenheim Large Cap Value Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Guggenheim Large Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Guggenheim Large Cap Value Fund (the “Fund”) seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay a commission to your financial intermediary for effecting transactions in a class of shares of the Fund without any initial sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution. These commissions are not reflected in the fee and expense table or expense example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Family of Funds, as defined on page 147 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 101 of the Fund’s prospectus and the “How to Purchase Shares” section on page 80 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Family of Funds, as defined on page 147 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 101 of the Fund’s prospectus and the “How to Purchase Shares” section on page 80 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the current duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund pursues its objective by investing, under normal circumstances, at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in equity securities, which include common stocks, rights, options, warrants, convertible debt securities of both U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”), of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 1000® Value Index. Although a universal definition of large market capitalization companies does not exist, the Fund generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Value Index, which is an unmanaged index measuring the performance of the large cap value segment of the U.S. equity universe and which includes companies with lower price-to-book ratios and lower expected growth values. As of December 31, 2018, the Russell 1000® Value Index consisted of securities of companies with market capitalizations that ranged from $472.5 million to $780.1 billion.
In choosing securities, Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows. The Investment Manager uses a blend of quantitative and fundamental analysis to identify securities that appear favorably priced and have the potential to appreciate in value. The Investment Manager regularly evaluates the metrics and data underlying the quantitative model and, from time to time, may make adjustments for a variety of reasons, including, without limitation, to account for changing market, financial or economic conditions.
The Fund may invest a portion of its assets in derivatives, including options and futures contracts. These instruments are used to hedge the Fund’s portfolio, to maintain exposure to the equity markets, or to increase returns. The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange-traded funds (“ETFs”) and other mutual funds. The Fund may use these investments as a way of managing its cash position or to gain exposure to the equity markets or a particular sector of the equity markets. These investments may be more liquid than investing directly in individual issuers.
The Fund typically sells a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of the Investment Manager’s expectations, among other reasons.
The Fund may invest in a limited number of industries or industry sectors, including the technology, real estate and financial sectors.
Under adverse or unstable market conditions or abnormal circumstances, the Fund could invest some or all of its assets in cash, derivatives, fixed-income instruments, government bonds, money market instruments, repurchase agreements or securities of other investment companies. The Fund may be unable to pursue or achieve its investment objective during that time and temporary investments could reduce the benefit from any upswing in the market.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any governmental agency. There is no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund are summarized below.
Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Counterparty Credit Risk—The Fund makes investments in financial instruments and over-the-counter ("OTC")-traded derivatives involving counterparties to gain exposure to a particular group of securities, index, asset class or other reference asset without actually purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease.
Depositary Receipt Risk—The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.
Derivatives Risk—Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in leverage, which may cause the Fund to be more volatile and riskier than if it had not been leveraged. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Some of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened credit, liquidity and valuation risks.
Equity Securities Risk—Equity securities include common stocks and other equity and equity-related securities (and securities convertible into stocks). The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.
Foreign Securities and Currency Risk—Foreign securities carry unique or additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity and more volatility, limited legal recourse and higher transactional costs.
Investment in Investment Vehicles Risk—Investing in other investment vehicles, including ETFs, closed-end funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF's shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF's shares.
Large-Capitalization Securities Risk—The Fund is subject to the risk that large-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.
Liquidity and Valuation Risk—It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. These risks may be heightened for fixed-income instruments because of the near historically low interest rate environment as of the date of this prospectus.
Management Risk—The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing the Fund to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active and frequent trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active and frequent trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active and frequent trading may also result in adverse tax consequences.
Market Risk—The value of, or income generated by, the securities held by the Fund may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world. The performance of these investments may underperform the general securities markets or other types of securities.
Quantitative Investing Risk—There is no guarantee that a quantitative model or algorithm used by the Investment Manager, and the investments selected based on the model or algorithm, will produce the desired results. The Fund may be adversely affected by imperfections, errors or limitations in the construction and implementation of the model or algorithm and the Investment Manager’s ability to properly analyze or timely adjust the metrics or update the data underlying the model or features of the algorithm. Other quantitative methods and techniques used by the Investment Manager, and the investments selected based on these methods and techniques, are also subject to these types of risks.
Real Estate Investments Risk—The Fund may invest in securities of real estate companies and companies related to the real estate industry, which are subject to the same risks as direct investments in real estate. These risks include, among others: changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; changes in the real estate values and interest rates; and the generation of sufficient income. Real estate companies tend to have micro-, small- or mid-capitalization, making their securities more volatile and less liquid than those of companies with larger-capitalizations. Real estate companies may use leverage (and some may be highly leveraged), which increases investment risk and the risks normally associated with debt financing and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. These risks are especially applicable in conditions of declining real estate values, such as those experienced during 2007 through 2009.
Regulatory and Legal Risk—U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.
REIT Risk—In addition to the risks pertaining to real estate investments more generally, REITs are subject to additional risks. The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. REITs are also subject to certain provisions under federal tax law. In addition, REITs may have expenses, including advisory and administration expenses, and the Fund and its shareholders will incur its pro rata share of the underlying expenses.
Sector Emphasis Risk-Financial Sector Risk—The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. The Fund may be adversely affected by events or developments negatively impacting the financial sector or issuers within the financial sector, including banks.
Sector Emphasis Risk-Technology Stocks Risk—Stocks of companies involved in the technology sector, including information technology companies, may be very volatile. The Fund may be adversely affected by events or developments negatively impacting the technology sector or issuers within the technology sector.
Value Stocks Risk—Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Class A share calendar year performance from year to year and average annual returns for the one, five and ten year or since inception periods (if shorter), as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.

The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Class A share calendar year performance from year to year and average annual returns for the one, five and ten year or since inception periods (if shorter), as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return Q2 2009 19.19%	Lowest Quarter Return Q3 2011 -18.69%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary.

GUGGENHEIM FUNDS TRUST | Guggenheim Large Cap Value Fund | Russell 1000 Value Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(8.27%)
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	11.18%
GUGGENHEIM FUNDS TRUST | Guggenheim Large Cap Value Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	SECIX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none	[32]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.41%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.31%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[33]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	02/01/2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 587
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	855
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,144
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,966
Annual Return 2009	rr_AnnualReturn2009	27.16%
Annual Return 2010	rr_AnnualReturn2010	14.28%
Annual Return 2011	rr_AnnualReturn2011	(4.09%)
Annual Return 2012	rr_AnnualReturn2012	15.36%
Annual Return 2013	rr_AnnualReturn2013	31.01%
Annual Return 2014	rr_AnnualReturn2014	8.80%
Annual Return 2015	rr_AnnualReturn2015	(5.26%)
Annual Return 2016	rr_AnnualReturn2016	21.10%
Annual Return 2017	rr_AnnualReturn2017	15.28%
Annual Return 2018	rr_AnnualReturn2018	(9.97%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.69%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(14.25%)
5 Years	rr_AverageAnnualReturnYear05	4.30%
10 Years	rr_AverageAnnualReturnYear10	9.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 07, 1994
GUGGENHEIM FUNDS TRUST | Guggenheim Large Cap Value Fund | Class A | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(15.76%)
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	8.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 07, 1994
GUGGENHEIM FUNDS TRUST | Guggenheim Large Cap Value Fund | Class A | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(7.86%)
5 Years	rr_AverageAnnualReturnYear05	2.95%
10 Years	rr_AverageAnnualReturnYear10	7.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 07, 1944
GUGGENHEIM FUNDS TRUST | Guggenheim Large Cap Value Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	SEGIX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	1.00%	[34]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.45%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.10%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[33]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	02/01/2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 293
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	639
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,111
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,415
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	639
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,111
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,415
Label	rr_AverageAnnualReturnLabel	Class C
1 Year	rr_AverageAnnualReturnYear01	(11.47%)
5 Years	rr_AverageAnnualReturnYear05	4.52%
10 Years	rr_AverageAnnualReturnYear10	9.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 1999
GUGGENHEIM FUNDS TRUST | Guggenheim Large Cap Value Fund | Institutional
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GILCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.00%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[33]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	02/01/2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	308
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	543
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,216
Label	rr_AverageAnnualReturnLabel	Institutional Class
1 Year	rr_AverageAnnualReturnYear01	(9.75%)
5 Years	rr_AverageAnnualReturnYear05	5.57%
Since Inception	rr_AverageAnnualReturnSinceInception	7.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 07, 2013
GUGGENHEIM FUNDS TRUST | Guggenheim Large Cap Value Fund | Class P
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	SEGPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.69%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.59%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[33]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	459
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	824
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,852
Label	rr_AverageAnnualReturnLabel	Class P
1 Year	rr_AverageAnnualReturnYear01	(9.97%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015
GUGGENHEIM FUNDS TRUST | Guggenheim Market Neutral Real Estate Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Guggenheim Market Neutral Real Estate Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Guggenheim Market Neutral Real Estate Fund (the “Fund”) seeks to provide capital appreciation, while limiting exposure to general stock market risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay a commission to your financial intermediary for effecting transactions in a class of shares of the Fund without any initial sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution. These commissions are not reflected in the fee and expense table or expense example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Family of Funds, as defined on page 147 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 101 of the Fund’s prospectus and the “How to Purchase Shares” section on page 80 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 216% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	216.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Family of Funds, as defined on page 147 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 101 of the Fund’s prospectus and the “How to Purchase Shares” section on page 80 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the current duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund will employ a fundamental long-short real estate strategy that seeks to neutralize exposure to general stock market risk and volatility by taking both long and short positions in real estate investments. The Fund’s investment approach seeks to provide positive returns that are neutral with regard to other major asset classes and volatility, but the Fund’s returns may be negative during certain periods.
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in: (i) long and short equity securities of issuers primarily engaged in the real estate industry, such as real estate investment trusts (“REITs”); and (ii) equity-like securities, including individual securities, exchange-traded funds (“ETFs”) and derivatives, giving long and short exposure to (i.e., economic characteristics similar to) issuers primarily engaged in the real estate industry.
The Fund will consider an issuer to be primarily engaged in the real estate industry if: (i) at least 50% of its assets, income, sales or profits are committed to, or derived from, the ownership, construction, management, financing, leasing, brokering, or sale of residential, or commercial real estate, or the provision of products and services related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies or (ii) a widely recognized industry classification system provider has given the company an industry or sector classification consistent with the real estate industry.
Equity securities in which the Fund may invest include common stocks, REITs and other investment vehicles primarily engaged in the real estate industry, ETFs, and American Depositary Receipts ("ADRs"). The Fund may also invest in exchange-traded notes ("ETNs") giving exposure to real estate markets. The Fund may take a long position by buying a security that Guggenheim Partners Investment Management, LLC, also known as Guggenheim Investments (the “Investment Manager”), believes will appreciate, or it may sell a security short by first borrowing it from a third party with the intention to sell it later at a market price. The Fund will usually obtain exposure to short positions by entering into derivative instruments. Short positions may be used either to hedge long positions or to seek positive returns where the Investment Manager believes the security will depreciate.
The Investment Manager will make investment decisions based primarily on a relative value fundamental framework. These investment decisions will be guided by a top-down approach to allocating the Fund’s assets among geographic regions and property sectors. The Investment Manager will then select individual securities using a bottom-up approach, focused primarily on a relative value-oriented process that reflects the macro-level investment themes and a due diligence process that includes, among other analytical components, an assessment of issuer-specific factors such as management acumen and strategic direction.
The Fund may dynamically adjust its level of long and short exposure to the real estate markets over time based on macroeconomic, industry-specific, and other factors. The Fund pursues a strategy commonly referred to as “market neutral” because it is intended to maintain long and short positions that offset one another. As a result, the Fund’s net market exposure will normally approximate zero. The Fund’s long-short strategy is designed to reduce the Fund’s overall exposure to general stock market movements and produce returns that are uncorrelated to other major asset classes. The Fund may reinvest the proceeds of its short sales by taking additional long positions.
To enhance the Fund’s exposure to real estate markets and to seek to increase the Fund’s returns, at the discretion of the Investment Manager, the Fund’s long and short positions in equities may be combined with investments in derivatives. The derivatives in which the Fund invests include, among other derivatives, swap agreements (some of these instruments may be traded in the over-the-counter market). These investments will be used to obtain the Fund's short exposure and may also be used to hedge the Fund’s portfolio, to maintain long exposure to the equity markets, to increase returns, to generate income, or to seek to manage volatility of the portfolio.
The Fund may also invest a substantial portion of its assets, including proceeds of its short sales, in investment companies advised by the Investment Manager, or an affiliate of the Investment Manager, that invest in short-term fixed-income or floating rate securities, such as high yield, high risk debt securities (also known as “junk bonds”), asset-backed securities and commercial paper. Such investments will expose the Fund to the risks of these asset categories, such as credit and interest rate risk.
The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
The Fund will concentrate its investments in the real estate industry (i.e., invest more than 25% of its total assets in securities of issuers considered to be primarily engaged in the real estate industry).
Under adverse or unstable market conditions or abnormal circumstances, the Fund could invest some or all of its assets in cash, derivatives, fixed-income instruments, government bonds, money market instruments, repurchase agreements or securities of other investment companies. The Fund may be unable to pursue or achieve its investment objective during that time and temporary investments could reduce the benefit from any upswing in the market.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any governmental agency. There is no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund are summarized below.
Concentration Risk—Real estate companies may lack diversification due to ownership of a limited number of properties and concentration in a particular geographic region or property type. By concentrating in the real estate industry, the Fund is subject to the risks specifically affecting that industry more than a fund that invests across a variety of industries.
Counterparty Credit Risk—The Fund makes investments in financial instruments and over-the-counter ("OTC")-traded derivatives involving counterparties to gain exposure to a particular group of securities, index, asset class or other reference asset without actually purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease.
Depositary Receipt Risk—The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.
Derivatives Risk—Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund's use of derivatives to obtain short exposure may result in greater volatility of the Fund's net asset value per share. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Some of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened credit, liquidity and valuation risks. Certain risks also are specific to the derivatives in which the Fund invests.
Swap Agreements Risk—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be exchange-traded through a futures commission merchant and/or cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory exchange trading and central clearing. Exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity but exchange trading and central clearing do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps.
Equity Securities Risk—Equity securities include common stocks and other equity and equity-related securities (and securities convertible into stocks). The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.
Exchange-Traded Notes Risk—The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying investments, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced investments. The Fund’s decision to sell its ETN holdings may also be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk (which includes the risk that the issuer may fail).
Investment in Investment Vehicles Risk—Investing in other investment vehicles, including ETFs, closed-end funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund's performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF's shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF's shares.
The Fund’s investments in investment companies advised by the Investment Manager, or an affiliate of the Investment Manager, that invest in short-term fixed-income or floating rate securities expose the Fund to credit and interest rate risk. In addition, these investments expose the Fund to the risks associated with asset-backed securities, collateralized loan and debt obligations, commercial paper and high yield and unrated securities.
Leverage Risk—The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if it had not been leveraged.
Liquidity and Valuation Risk—It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. These risks may be heightened for fixed-income instruments because of the near historically low interest rate environment as of the date of this prospectus.
Management Risk—The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing the Fund to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active and frequent trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active and frequent trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active and frequent trading may also result in adverse tax consequences.
There is no guarantee that the Fund will be able to neutralize or limit exposure to general stock market risk. The Fund’s use of short sales in combination with its long positions in an attempt to limit direct market exposure and improve performance may be unsuccessful and may result in greater losses or lower positive returns than if the Fund held only long positions. During times when the overall market is performing strongly, the Fund may underperform the market because the Fund’s short positions may be more likely to lose money than during other market conditions.
Market Risk—The value of, or income generated by, the securities held by the Fund may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world. The performance of these investments may underperform the general securities markets or other types of securities.
Non-Diversification Risk—The Fund is considered non-diversified because it may invest a large portion of its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers and the Fund may experience greater losses and volatility than a more diversified portfolio.
Real Estate Investments Risk—The Fund may invest in securities of real estate companies and companies related to the real estate industry, which are subject to the same risks as direct investments in real estate. These risks include, among others: changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; changes in the real estate values and interest rates; and the generation of sufficient income. Real estate companies tend to have micro-, small- or mid-capitalization, making their securities more volatile and less liquid than those of companies with larger-capitalizations. Real estate companies may use leverage (and some may be highly leveraged), which increases investment risk and the risks normally associated with debt financing and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. These risks are especially applicable in conditions of declining real estate values, such as those experienced during 2007 through 2009.
Regulatory and Legal Risk—U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.
REIT Risk—In addition to the risks pertaining to real estate investments more generally, REITs are subject to additional risks. The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. REITs are also subject to certain provisions under federal tax law. In addition, REITs may have expenses, including advisory and administration expenses, and the Fund and its shareholders will incur its pro rata share of the underlying expenses.
Short Sale and Short Exposure Risk—Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline, so that the security may be purchased at a lower price when returning the borrowed security. A short exposure through a derivative exposes the Fund to counterparty credit risk and leverage risk. The risk for loss on a short sale or other short exposure is greater than a direct investment in the security itself because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. The risk of loss through a short sale or other short exposure may in some cases be theoretically unlimited. Government actions also may affect the Fund’s ability to engage in short selling.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk—The Fund is considered non-diversified because it may invest a large portion of its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers and the Fund may experience greater losses and volatility than a more diversified portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund's Class A share calendar year performance from year to year and average annual returns for the one, five and ten year or since inception periods (if shorter), as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guggenheiminvestments.com
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund's Class A share calendar year performance from year to year and average annual returns for the one, five and ten year or since inception periods (if shorter), as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.

The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q2 2017	3.36%	Q2 2018	-3.33%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2018)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary. The returns shown below reflect applicable sales charges, if any.

GUGGENHEIM FUNDS TRUST | Guggenheim Market Neutral Real Estate Fund | Russell 1000 Value Index
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.87%
5 Years	rr_AverageAnnualReturnYear05	1.06%
GUGGENHEIM FUNDS TRUST | Guggenheim Market Neutral Real Estate Fund | ICE BofAML 3-Month U.S. Treasury Bill Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	ICE BofAML 3-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
GUGGENHEIM FUNDS TRUST | Guggenheim Market Neutral Real Estate Fund | Class A
Prospectus:	rr_ProspectusTable
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.33%)
GUGGENHEIM FUNDS TRUST | Guggenheim Market Neutral Real Estate Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GUMAX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none	[35]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.66%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.01%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.36%)	[36]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.65%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	02/01/2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 635
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,621
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,607
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,072
Annual Return 2017	rr_AnnualReturn2017	6.54%
Annual Return 2018	rr_AnnualReturn2018	(0.24%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(4.97%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 26, 2016
GUGGENHEIM FUNDS TRUST | Guggenheim Market Neutral Real Estate Fund | Class A | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(5.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 26, 2016
GUGGENHEIM FUNDS TRUST | Guggenheim Market Neutral Real Estate Fund | Class A | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(2.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 26, 2016
GUGGENHEIM FUNDS TRUST | Guggenheim Market Neutral Real Estate Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GUMCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[37]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.62%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.72%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.32%)	[36]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	02/01/2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 343
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,408
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,557
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,357
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	243
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,408
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,557
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,357
Label	rr_AverageAnnualReturnLabel	Class C
1 Year	rr_AverageAnnualReturnYear01	(2.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 26, 2016
GUGGENHEIM FUNDS TRUST | Guggenheim Market Neutral Real Estate Fund | Institutional
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GUMNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.49%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.59%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.19%)	[36]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	02/01/2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,097
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,060
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,502
Label	rr_AverageAnnualReturnLabel	Institutional Class
1 Year	rr_AverageAnnualReturnYear01	(0.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 26, 2016
GUGGENHEIM FUNDS TRUST | Guggenheim Market Neutral Real Estate Fund | Class P
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GUMPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.58%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.93%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.28%)	[36]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.65%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	02/01/2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 168
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,188
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,209
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,768
Label	rr_AverageAnnualReturnLabel	Class P
1 Year	rr_AverageAnnualReturnYear01	(0.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 26, 2016
GUGGENHEIM FUNDS TRUST | Guggenheim Mid Cap Value Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Guggenheim Mid Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Guggenheim Mid Cap Value Fund (the “Fund”) seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay a commission to your financial intermediary for effecting transactions in a class of shares of the Fund without any initial sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution. These commissions are not reflected in the fee and expense table or expense example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Family of Funds, as defined on page 147 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 101 of the Fund’s prospectus and the “How to Purchase Shares” section on page 80 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Family of Funds, as defined on page 147 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 101 of the Fund’s prospectus and the “How to Purchase Shares” section on page 80 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the current duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund pursues its objective by investing, under normal circumstances, at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts (“ADRs”), that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 2500® Value Index. Although a universal definition of mid-capitalization companies does not exist, the Fund generally defines mid-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2500® Value Index, which is an unmanaged index measuring the performance of securities of small-to-mid cap U.S. companies with greater-than-average value orientation. As of December 31, 2018, the Russell 2500® Value Index consisted of securities of companies with market capitalizations that ranged from $26 million to $12.5 billion.
In choosing securities, Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows. The Investment Manager uses a blend of quantitative and fundamental analysis to identify securities that appear favorably priced and have the potential to appreciate in value. The Investment Manager regularly evaluates the metrics and data underlying the quantitative model and, from time to time, may make adjustments for a variety of reasons, including, without limitation, to account for changing market, financial or economic conditions.
The Fund may invest a portion of its assets in derivatives, including options and futures contracts. These instruments are used to hedge the Fund’s portfolio, to maintain exposure to the equity markets or to increase returns.
The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange-traded funds (“ETFs”) and other mutual funds. The Fund may use these investments as a way of managing its cash position or to gain exposure to the equity markets or a particular sector of the equity markets. These investments may be more liquid than investing directly in individual issuers. Certain investment vehicles’ securities and other securities in which the Fund may invest are restricted securities (consisting of securities originally issued in reliance on Rule 144A and Regulation S securities), which may be illiquid.
The Fund typically sells a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of the Investment Manager’s expectations, among other reasons.
The Fund may invest in a limited number of industries or industry sectors, including the technology, real estate and financial sectors.
Under adverse or unstable market conditions or abnormal circumstances, the Fund could invest some or all of its assets in cash, derivatives, fixed-income instruments, government bonds, money market instruments, repurchase agreements or securities of other investment companies. The Fund may be unable to pursue or achieve its investment objective during that time and temporary investments could reduce the benefit from any upswing in the market.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any governmental agency. There is no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund are summarized below.
Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Counterparty Credit Risk—The Fund makes investments in financial instruments and over-the-counter ("OTC")-traded derivatives involving counterparties to gain exposure to a particular group of securities, index, asset class or other reference asset without actually purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease.
Depositary Receipt Risk—The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.
Derivatives Risk—Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in leverage, which may cause the Fund to be more volatile and riskier than if it had not been leveraged. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Some of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened credit, liquidity and valuation risks.
Equity Securities Risk—Equity securities include common stocks and other equity and equity-related securities (and securities convertible into stocks). The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.
Foreign Securities and Currency Risk—Foreign securities carry unique or additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity and more volatility, limited legal recourse and higher transactional costs.
Investment in Investment Vehicles Risk—Investing in other investment vehicles, including ETFs, closed-end funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF's shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF's shares.
Liquidity and Valuation Risk—It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. These risks may be heightened for fixed-income instruments because of the near historically low interest rate environment as of the date of this prospectus.
Management Risk—The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing the Fund to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active and frequent trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active and frequent trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active and frequent trading may also result in adverse tax consequences.
Market Risk—The value of, or income generated by, the securities held by the Fund may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world. The performance of these investments may underperform the general securities markets or other types of securities.
Mid-Capitalization Securities Risk—The Fund is subject to the risk that mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of mid-capitalization companies may be more speculative, volatile and less liquid than securities of large companies. Mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources, and may be more vulnerable to adverse developments than large capitalization companies.
Quantitative Investing Risk—There is no guarantee that a quantitative model or algorithm used by the Investment Manager, and the investments selected based on the model or algorithm, will produce the desired results. The Fund may be adversely affected by imperfections, errors or limitations in the construction and implementation of the model or algorithm and the Investment Manager’s ability to properly analyze or timely adjust the metrics or update the data underlying the model or features of the algorithm. Other quantitative methods and techniques used by the Investment Manager, and the investments selected based on these methods and techniques, are also subject to these types of risks.
Real Estate Investments Risk—The Fund may invest in securities of real estate companies and companies related to the real estate industry, which are subject to the same risks as direct investments in real estate. These risks include, among others: changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; changes in the real estate values and interest rates; and the generation of sufficient income. Real estate companies tend to have micro-, small- or mid-capitalization, making their securities more volatile and less liquid than those of companies with larger-capitalizations. Real estate companies may use leverage (and some may be highly leveraged), which increases investment risk and the risks normally associated with debt financing and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. These risks are especially applicable in conditions of declining real estate values, such as those experienced during 2007 through 2009.
Regulatory and Legal Risk—U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.
REIT Risk—In addition to the risks pertaining to real estate investments more generally, REITs are subject to additional risks. The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. REITs are also subject to certain provisions under federal tax law. In addition, REITs may have expenses, including advisory and administration expenses, and the Fund and its shareholders will incur its pro rata share of the underlying expenses.
Restricted Securities Risk—Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Fund.
Sector Emphasis Risk-Financial Sector Risk—The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. The Fund may be adversely affected by events or developments negatively impacting the financial sector or issuers within the financial sector, including banks.
Sector Emphasis Risk-Technology Stocks Risk—Stocks of companies involved in the technology sector, including information technology companies, may be very volatile. The Fund may be adversely affected by events or developments negatively impacting the technology sector or issuers within the technology sector.
Small-Capitalization Securities Risk—The Fund is subject to the risk that small-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of small-capitalization companies may be more speculative, volatile and less liquid than securities of larger companies. Small-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources, and may be more vulnerable to adverse developments than mid- or large- capitalization companies.
Value Stocks Risk—Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Class A share calendar year performance from year to year and average annual returns for the one, five and ten year or since inception periods (if shorter), as applicable, for the Fund’s Class A, Class C, and Class P shares compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.

The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Class A share calendar year performance from year to year and average annual returns for the one, five and ten year or since inception periods (if shorter), as applicable, for the Fund’s Class A, Class C, and Class P shares compared to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return Q2 2009 25.21%	Lowest Quarter Return Q3 2011 -19.78%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only. After-tax returns for Class C and Class P will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class A only. After-tax returns for Class C and Class P will vary. The returns shown below reflect applicable sales charges, if any.

GUGGENHEIM FUNDS TRUST | Guggenheim Mid Cap Value Fund | Russell 2500 Value Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2500® Value Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(12.36%)
5 Years	rr_AverageAnnualReturnYear05	4.16%
10 Years	rr_AverageAnnualReturnYear10	11.62%
GUGGENHEIM FUNDS TRUST | Guggenheim Mid Cap Value Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	SEVAX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none	[38]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[39]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.26%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	02/01/2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 597
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	856
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,134
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,925
Annual Return 2009	rr_AnnualReturn2009	40.31%
Annual Return 2010	rr_AnnualReturn2010	16.67%
Annual Return 2011	rr_AnnualReturn2011	(7.21%)
Annual Return 2012	rr_AnnualReturn2012	16.66%
Annual Return 2013	rr_AnnualReturn2013	32.84%
Annual Return 2014	rr_AnnualReturn2014	0.53%
Annual Return 2015	rr_AnnualReturn2015	(7.52%)
Annual Return 2016	rr_AnnualReturn2016	26.83%
Annual Return 2017	rr_AnnualReturn2017	13.33%
Annual Return 2018	rr_AnnualReturn2018	(13.08%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.78%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(17.20%)
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	9.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 1997
GUGGENHEIM FUNDS TRUST | Guggenheim Mid Cap Value Fund | Class A | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(20.16%)
5 Years	rr_AverageAnnualReturnYear05	(0.69%)
10 Years	rr_AverageAnnualReturnYear10	8.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 1997
GUGGENHEIM FUNDS TRUST | Guggenheim Mid Cap Value Fund | Class A | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(8.60%)
5 Years	rr_AverageAnnualReturnYear05	1.20%
10 Years	rr_AverageAnnualReturnYear10	7.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 1997
GUGGENHEIM FUNDS TRUST | Guggenheim Mid Cap Value Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	SEVSX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	1.00%	[40]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.03%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[39]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.03%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/1/2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 306
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	637
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,093
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,358
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	206
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	637
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,093
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,358
Label	rr_AverageAnnualReturnLabel	Class C
1 Year	rr_AverageAnnualReturnYear01	(14.46%)
5 Years	rr_AverageAnnualReturnYear05	2.26%
10 Years	rr_AverageAnnualReturnYear10	9.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 1999
GUGGENHEIM FUNDS TRUST | Guggenheim Mid Cap Value Fund | Class P
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	SEVPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.35%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[39]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.32%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/1/2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 134
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	425
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	737
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,621
Label	rr_AverageAnnualReturnLabel	Class P
1 Year	rr_AverageAnnualReturnYear01	(13.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015
GUGGENHEIM FUNDS TRUST | Guggenheim Mid Cap Value Fund | Institutional
Prospectus:	rr_ProspectusTable
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2/1/2020
GUGGENHEIM FUNDS TRUST | Guggenheim Mid Cap Value Institutional Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Guggenheim Mid Cap Value Institutional Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Guggenheim Mid Cap Value Institutional Fund (the “Fund”) seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated (whether or not you redeem your shares). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund pursues its objective by investing, under normal circumstances, at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts (“ADRs”), that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 2500® Value Index. Although a universal definition of mid-capitalization companies does not exist, the Fund generally defines mid-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2500® Value Index, which is an unmanaged index measuring the performance of securities of small-to-mid cap U.S. companies with greater-than-average value orientation. As of December 31, 2018, the Russell 2500® Value Index consisted of securities of companies with market capitalizations that ranged from $26 million to $12.5 billion.
In choosing securities, Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows. The Investment Manager uses a blend of quantitative and fundamental analysis to identify securities that appear favorably priced and have the potential to appreciate in value. The Investment Manager regularly evaluates the metrics and data underlying the quantitative model and, from time to time, may make adjustments for a variety of reasons, including, without limitation, to account for changing market, financial or economic conditions.
The Fund may invest a portion of its assets in derivatives, including options and futures contracts. These instruments are used to hedge the Fund’s portfolio, to maintain exposure to the equity markets or to increase returns.
The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange-traded funds (“ETFs”) and other mutual funds. The Fund may use these investments as a way of managing its cash position or to gain exposure to the equity markets or a particular sector of the equity markets. These investments may be more liquid than investing directly in individual issuers. Certain investment vehicles’ securities and other securities in which the Fund may invest are restricted securities (consisting of securities originally issued in reliance on Rule 144A and Regulation S securities), which may be illiquid.
The Fund typically sells a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of the Investment Manager’s expectations, among other reasons.
The Fund may invest in a limited number of industries or industry sectors, including the technology, real estate and financial sectors.
Under adverse or unstable market conditions or abnormal circumstances, the Fund could invest some or all of its assets in cash, derivatives, fixed-income instruments, government bonds, money market instruments, repurchase agreements or securities of other investment companies. The Fund may be unable to pursue or achieve its investment objective during that time and temporary investments could reduce the benefit from any upswing in the market.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any governmental agency. There is no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund are summarized below.
Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Counterparty Credit Risk—The Fund makes investments in financial instruments and over-the-counter ("OTC")-traded derivatives involving counterparties to gain exposure to a particular group of securities, index, asset class or other reference asset without actually purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease.
Depositary Receipt Risk—The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.
Derivatives Risk—Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in leverage, which may cause the Fund to be more volatile and riskier than if it had not been leveraged. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Some of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened credit, liquidity and valuation risks.
Equity Securities Risk—Equity securities include common stocks and other equity and equity-related securities (and securities convertible into stocks). The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.
Foreign Securities and Currency Risk—Foreign securities carry unique or additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity and more volatility, limited legal recourse and higher transactional costs.
Investment in Investment Vehicles Risk—Investing in other investment vehicles, including ETFs, closed-end funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF's shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF's shares.
Liquidity and Valuation Risk—It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. These risks may be heightened for fixed-income instruments because of the near historically low interest rate environment as of the date of this prospectus.
Management Risk—The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing the Fund to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active and frequent trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active and frequent trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active and frequent trading may also result in adverse tax consequences.
Market Risk—The value of, or income generated by, the securities held by the Fund may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world. The performance of these investments may underperform the general securities markets or other types of securities.
Mid-Capitalization Securities Risk—The Fund is subject to the risk that mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of mid-capitalization companies may be more speculative, volatile and less liquid than securities of large companies. Mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources, and may be more vulnerable to adverse developments than large capitalization companies.
Quantitative Investing Risk—There is no guarantee that a quantitative model or algorithm used by the Investment Manager, and the investments selected based on the model or algorithm, will produce the desired results. The Fund may be adversely affected by imperfections, errors or limitations in the construction and implementation of the model or algorithm and the Investment Manager’s ability to properly analyze or timely adjust the metrics or update the data underlying the model or features of the algorithm. Other quantitative methods and techniques used by the Investment Manager, and the investments selected based on these methods and techniques, are also subject to these types of risks.
Real Estate Investments Risk—The Fund may invest in securities of real estate companies and companies related to the real estate industry, which are subject to the same risks as direct investments in real estate. These risks include, among others: changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; changes in the real estate values and interest rates; and the generation of sufficient income. Real estate companies tend to have micro-, small- or mid-capitalization, making their securities more volatile and less liquid than those of companies with larger-capitalizations. Real estate companies may use leverage (and some may be highly leveraged), which increases investment risk and the risks normally associated with debt financing and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. These risks are especially applicable in conditions of declining real estate values, such as those experienced during 2007 through 2009.
Regulatory and Legal Risk—U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.
REIT Risk—In addition to the risks pertaining to real estate investments more generally, REITs are subject to additional risks. The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. REITs are also subject to certain provisions under federal tax law. In addition, REITs may have expenses, including advisory and administration expenses, and the Fund and its shareholders will incur its pro rata share of the underlying expenses.
Restricted Securities Risk—Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Fund.
Sector Emphasis Risk-Financial Sector Risk—The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. The Fund may be adversely affected by events or developments negatively impacting the financial sector or issuers within the financial sector, including banks.
Sector Emphasis Risk-Technology Stocks Risk—Stocks of companies involved in the technology sector, including information technology companies, may be very volatile. The Fund may be adversely affected by events or developments negatively impacting the technology sector or issuers within the technology sector.
Small-Capitalization Securities Risk—The Fund is subject to the risk that small-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of small-capitalization companies may be more speculative, volatile and less liquid than securities of larger companies. Small-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources, and may be more vulnerable to adverse developments than mid- or large-capitalization companies.
Value Stocks Risk—Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Institutional Class share calendar year performance from year to year and average annual returns for the one, five and ten year periods for the Fund’s Institutional Class shares compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Institutional Class share calendar year performance from year to year and average annual returns for the one, five and ten year periods for the Fund’s Institutional Class shares compared to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return Q2 2009 24.00%	Lowest Quarter Return Q3 2011 -19.86%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

GUGGENHEIM FUNDS TRUST | Guggenheim Mid Cap Value Institutional Fund | Russell 2500 Value Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2500® Value Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(12.36%)
5 Years	rr_AverageAnnualReturnYear05	4.16%
Since Inception	rr_AverageAnnualReturnSinceInception	11.62%
GUGGENHEIM FUNDS TRUST | Guggenheim Mid Cap Value Institutional Fund | Institutional
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	SVUIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.39%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	628
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,386
Annual Return 2009	rr_AnnualReturn2009	41.75%
Annual Return 2010	rr_AnnualReturn2010	17.17%
Annual Return 2011	rr_AnnualReturn2011	(7.61%)
Annual Return 2012	rr_AnnualReturn2012	17.63%
Annual Return 2013	rr_AnnualReturn2013	32.64%
Annual Return 2014	rr_AnnualReturn2014	1.06%
Annual Return 2015	rr_AnnualReturn2015	(6.70%)
Annual Return 2016	rr_AnnualReturn2016	27.13%
Annual Return 2017	rr_AnnualReturn2017	13.23%
Annual Return 2018	rr_AnnualReturn2018	(12.90%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.86%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(12.90%)
5 Years	rr_AverageAnnualReturnYear05	3.40%
Since Inception	rr_AverageAnnualReturnSinceInception	10.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 11, 2008
GUGGENHEIM FUNDS TRUST | Guggenheim Mid Cap Value Institutional Fund | Institutional | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(15.99%)
5 Years	rr_AverageAnnualReturnYear05	(0.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 11, 2008
GUGGENHEIM FUNDS TRUST | Guggenheim Mid Cap Value Institutional Fund | Institutional | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(6.20%)
5 Years	rr_AverageAnnualReturnYear05	2.00%
Since Inception	rr_AverageAnnualReturnSinceInception	8.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 11, 2008
GUGGENHEIM FUNDS TRUST | Guggenheim Risk Managed Real Estate Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Guggenheim Risk Managed Real Estate Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Guggenheim Risk Managed Real Estate Fund (the “Fund”) seeks to provide total return, comprised of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay a commission to your financial intermediary for effecting transactions in a class of shares of the Fund without any initial sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution. These commissions are not reflected in the fee and expense table or expense example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Family of Funds, as defined on page 147 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 101 of the Fund’s prospectus and the “How to Purchase Shares” section on page 80 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	107.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Family of Funds, as defined on page 147 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 101 of the Fund’s prospectus and the “How to Purchase Shares” section on page 80 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the current duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in: (i) long and short equity securities of issuers primarily engaged in the real estate industry, such as real estate investment trusts (“REITs”); and (ii) equity-like securities, including individual securities, exchange-traded funds (“ETFs”) and derivatives, giving exposure to (i.e., economic characteristics similar to) issuers primarily engaged in the real estate industry. The Fund seeks to manage investment risk by taking both long and short positions in real estate investments by combining a traditional long-only REIT strategy sleeve and a market-neutral long/short strategy sleeve.
The Fund will consider an issuer to be primarily engaged in the real estate industry if: (i) at least 50% of its assets, income, sales or profits are committed to, or derived from, the ownership, construction, management, financing, leasing, brokering, or sale of residential or commercial real estate, or the provision of products and services related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies or (ii) a widely recognized industry classification system provider has given the company an industry or sector classification consistent with the real estate industry.
Equity securities in which the Fund may invest include common stocks, REITs and other investment vehicles primarily engaged in the real estate industry, ETFs, exchange-traded notes (“ETNs”) giving exposure to real estate markets, and American Depositary Receipts (“ADRs”). The Fund may take a long position by buying a security that Guggenheim Partners Investment Management, LLC, also known as Guggenheim Investments (the “Investment Manager”), believes will appreciate, or it may sell a security short by first borrowing it from a third party with the intention to sell it later at a market price. The Fund may also obtain exposure to long and short positions by entering into swap agreements. Short positions may be used either to hedge long positions or to seek positive returns where the Investment Manager believes the security will depreciate. The Investment Manager will make investment decisions based primarily on a fundamental relative value framework. These investment decisions will be guided by a top-down approach to allocating the Fund’s assets among geographic regions and property sectors. The Investment Manager will then select individual securities using a bottom-up approach, focused primarily on a relative value-oriented process that reflects the macro-level investment themes and a due diligence process that includes, among other analytical components, an assessment of issuer-specific factors such as management acumen and strategic direction.
The Fund may dynamically adjust its level of long and short exposure to the real estate markets by adjusting allocations between its long-only REIT strategy sleeve and market-neutral long/short strategy sleeve over time based on macroeconomic, industry-specific, and other factors. However, the Investment Manager expects the Fund’s net exposure over time will be long biased. The Fund may reinvest the proceeds of its short sales by taking additional long positions, or it may use leverage to maintain long positions in excess of 100% of net assets.
To enhance the Fund’s exposure to real estate markets and to seek to increase the Fund’s returns, at the discretion of the Investment Manager, the Fund’s long and short positions in equities may be combined with investments in derivatives, which may include, among other derivatives: swap agreements (including, among other types of swaps, total return swaps); options on securities, futures contracts, and stock indices; and stock index futures contracts (some of these instruments may be traded in the over-the-counter market). These investments may be used to hedge the Fund’s portfolio, to maintain exposure to the equity markets, to increase returns, to generate income, or to seek to manage volatility of the portfolio. The Fund intends to borrow from banks to take larger positions and to seek an enhanced return.
While the Fund will principally invest in securities listed, traded or dealt in the United States, it may also invest without limitation in securities listed, traded or dealt in other countries, including emerging markets countries. Such securities may be denominated in foreign currencies.
The Fund will concentrate its investments in the real estate industry (i.e., invest more than 25% of its total assets in securities of issuers considered to be primarily engaged in the real estate industry).
Under adverse or unstable market conditions or abnormal circumstances, the Fund could invest some or all of its assets in cash, derivatives, fixed-income instruments, government bonds, money market instruments, repurchase agreements or securities of other investment companies. The Fund may be unable to pursue or achieve its investment objective during that time and temporary investments could reduce the benefit from any upswing in the market.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any governmental agency. There is no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund are summarized below.
Concentration Risk—Real estate companies may lack diversification due to ownership of a limited number of properties and concentration in a particular geographic region or property type. By concentrating in the real estate industry, the Fund is subject to the risks specifically affecting that industry more than a fund that invests across a variety of industries.
Counterparty Credit Risk—The Fund makes investments in financial instruments and over-the-counter ("OTC")-traded derivatives involving counterparties to gain exposure to a particular group of securities, index, asset class or other reference asset without actually purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease.
Depositary Receipt Risk—The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.
Derivatives Risk—Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Some of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened credit, liquidity and valuation risks. Certain risks also are specific to the derivatives in which the Fund invests.
Swap Agreements Risk—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be exchange-traded through a futures commission merchant and/or cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory exchange trading and central clearing. Exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity but exchange trading and central clearing do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps.
Futures Contracts Risk—Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Investment Manager, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures are also subject to leverage risks and to liquidity risk.
Options Risk—Options or options on futures contracts give the holder of the option the right, but not the obligation, to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Investment Manager’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Investment Manager, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.
Emerging Markets Risk—Investments in or exposure to emerging markets are generally subject to a greater level of those risks associated with investing in or being exposed to developed foreign markets, as emerging markets are considered to be less developed than developing countries. Furthermore, investments in or exposure to emerging markets are generally subject to additional risks, including the risks associated with trading in smaller markets, lower volumes of trading, and being subject to lower levels of government regulation and less extensive accounting, financial and other reporting requirements.
Equity Securities Risk—Equity securities include common stocks and other equity and equity-related securities (and securities convertible into stocks). The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.
Exchange-Traded Notes Risk—The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying investments, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced investments. The Fund’s decision to sell its ETN holdings may also be limited by the availability of a secondary market. If the Fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk (which includes the risk that the issuer may fail).
Foreign Securities and Currency Risk—Foreign securities carry unique or additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity and more volatility, limited legal recourse and higher transactional costs. The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to risks common to foreign securities as well as fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading.
Investment in Investment Vehicles Risk—Investing in other investment vehicles, including ETFs, closed-end funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF's shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF's shares.
Leverage Risk—The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if it had not been leveraged.
Liquidity and Valuation Risk—It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. These risks may be heightened for fixed-income instruments because of the near historically low interest rate environment as of the date of this prospectus.
Management Risk—The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing the Fund to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active and frequent trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active and frequent trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active and frequent trading may also result in adverse tax consequences. In addition, the Fund is subject to the risks associated with the Investment Manager's allocation of assets between or among sleeves, including the timing and amount of such allocations.
Market Risk—The value of, or income generated by, the securities held by the Fund may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world. The performance of these investments may underperform the general securities markets or other types of securities.
Real Estate Investments Risk—The Fund may invest in securities of real estate companies and companies related to the real estate industry, which are subject to the same risks as direct investments in real estate. These risks include, among others: changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; changes in the real estate values and interest rates; and the generation of sufficient income. Real estate companies tend to have micro-, small- or mid-capitalization, making their securities more volatile and less liquid than those of companies with larger-capitalizations. Real estate companies may use leverage (and some may be highly leveraged), which increases investment risk and the risks normally associated with debt financing and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. These risks are especially applicable in conditions of declining real estate values, such as those experienced during 2007 through 2009.
Regulatory and Legal Risk—U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.
REIT Risk—In addition to the risks pertaining to real estate investments more generally, REITs are subject to additional risks. The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. REITs are also subject to certain provisions under federal tax law. In addition, REITs may have expenses, including advisory and administration expenses, and the Fund and its shareholders will incur its pro rata share of the underlying expenses.
Short Sale Risk—Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Class A share calendar year performance from year to year and average annual returns for the one, five and ten year or since inception periods (if shorter), as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.

The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Class A share calendar year performance from year to year and average annual returns for the one, five and ten year or since inception periods (if shorter), as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q4 2015	5.85%	Q2 2015	-8.65%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.65%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary.

GUGGENHEIM FUNDS TRUST | Guggenheim Risk Managed Real Estate Fund | FTSE NAREIT Equity REITs Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	FTSE NAREIT Equity REITs Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.62%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.35%
GUGGENHEIM FUNDS TRUST | Guggenheim Risk Managed Real Estate Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GURAX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.75%
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[41]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.47%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.31%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.78%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.78%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[42]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.77%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 646
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,008
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,393
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,469
Annual Return 2015	rr_AnnualReturn2015	3.59%
Annual Return 2016	rr_AnnualReturn2016	9.27%
Annual Return 2017	rr_AnnualReturn2017	9.89%
Annual Return 2018	rr_AnnualReturn2018	(4.25%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(8.81%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 2014
GUGGENHEIM FUNDS TRUST | Guggenheim Risk Managed Real Estate Fund | Class A | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(9.68%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 2014
GUGGENHEIM FUNDS TRUST | Guggenheim Risk Managed Real Estate Fund | Class A | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(5.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 2014
GUGGENHEIM FUNDS TRUST | Guggenheim Risk Managed Real Estate Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GURCX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.00%	[43]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.48%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.48%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.96%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.71%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[42]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.53%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 356
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	824
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,419
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,028
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	256
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	824
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,419
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,028
Label	rr_AverageAnnualReturnLabel	Class C
1 Year	rr_AverageAnnualReturnYear01	(5.93%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 2014
GUGGENHEIM FUNDS TRUST | Guggenheim Risk Managed Real Estate Fund | Institutional
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GURIX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.47%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.27%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.74%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.49%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[42]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.49%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	471
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	813
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,779
Label	rr_AverageAnnualReturnLabel	Institutional Class
1 Year	rr_AverageAnnualReturnYear01	(3.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 28, 2014
GUGGENHEIM FUNDS TRUST | Guggenheim Risk Managed Real Estate Fund | Class P
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GURPX
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.48%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.88%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.88%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[42]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.78%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 181
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	581
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,007
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,193
Label	rr_AverageAnnualReturnLabel	Class P
1 Year	rr_AverageAnnualReturnYear01	(4.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015
GUGGENHEIM FUNDS TRUST | Guggenheim Small Cap Value Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Guggenheim Small Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Guggenheim Small Cap Value Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay a commission to your financial intermediary for effecting transactions in a class of shares of the Fund without any initial sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution. These commissions are not reflected in the fee and expense table or expense example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Family of Funds, as defined on page 147 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 101 of the Fund’s prospectus and the “How to Purchase Shares” section on page 80 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Family of Funds, as defined on page 147 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 101 of the Fund’s prospectus and the “How to Purchase Shares” section on page 80 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the current duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund pursues its objective by investing, under normal circumstances, at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts (“ADRs”), that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 2000® Value Index. Although a universal definition of small-capitalization companies does not exist, the Fund generally defines small-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Value Index, which is an unmanaged index measuring the performance of the small cap value segment of the U.S. equity universe and which includes companies with lower price-to-book ratios and lower forecasted growth values. As of December 31, 2018, the Russell 2000® Value Index consisted of securities of companies with market capitalizations that ranged from $7.9 million to $6.2 billion.
In choosing securities, Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows. The Investment Manager uses a blend of quantitative and fundamental analysis to identify securities that appear favorably priced and have the potential to appreciate in value. The Investment Manager regularly evaluates the metrics and data underlying the quantitative model and, from time to time, may make adjustments for a variety of reasons, including, without limitation, to account for changing market, financial or economic conditions.
The Fund may invest a portion of its assets in derivatives, including options and futures contracts. These instruments are used to hedge the Fund’s portfolio, to maintain exposure to the equity markets or to increase returns.
The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange-traded funds (“ETFs”) and other mutual funds. The Fund may use these investments as a way of managing its cash position or to gain exposure to the equity markets or a particular sector of the equity markets. These investments may be more liquid than investing directly in individual issuers. Certain investment vehicles’ securities and other securities in which the Fund may invest are restricted securities (consisting of securities originally issued in reliance on Rule 144A and Regulation S securities), which may be illiquid.
The Fund may actively trade its investments without regard to the length of time they have been owned by the Fund, which may result in higher portfolio turnover.
The Fund typically sells a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of the Investment Manager’s expectations, among other reasons.
The Fund may invest in a limited number of industries or industry sectors, including the technology, real estate and financial sectors.
Under adverse or unstable market conditions or abnormal circumstances, the Fund could invest some or all of its assets in cash, derivatives, fixed-income instruments, government bonds, money market instruments, repurchase agreements or securities of other investment companies. The Fund may be unable to pursue or achieve its investment objective during that time and temporary investments could reduce the benefit from any upswing in the market.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any governmental agency. There is no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund are summarized below.
Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Counterparty Credit Risk—The Fund makes investments in financial instruments and over-the-counter ("OTC")-traded derivatives involving counterparties to gain exposure to a particular group of securities, index, asset class or other reference asset without actually purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease.
Depositary Receipt Risk—The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.
Derivatives Risk—Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in leverage, which may case the Fund to be more volatile and riskier than if it had not been leveraged. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Some of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened credit, liquidity and valuation risks.
Equity Securities Risk—Equity securities include common stocks and other equity and equity-related securities (and securities convertible into stocks). The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.
Foreign Securities and Currency Risk—Foreign securities carry unique or additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity and more volatility, limited legal recourse and higher transactional costs.
Investment in Investment Vehicles Risk—Investing in other investment vehicles, including ETFs, closed-end funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF's shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF's shares.
Liquidity and Valuation Risk—It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. These risks may be heightened for fixed-income instruments because of the near historically low interest rate environment as of the date of this prospectus.
Management Risk—The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing the Fund to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active and frequent trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active and frequent trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active and frequent trading may also result in adverse tax consequences.
Market Risk—The value of, or income generated by, the securities held by the Fund may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world. The performance of these investments may underperform the general securities markets or other types of securities.
Quantitative Investing Risk—There is no guarantee that a quantitative model or algorithm used by the Investment Manager, and the investments selected based on the model or algorithm, will produce the desired results. The Fund may be adversely affected by imperfections, errors or limitations in the construction and implementation of the model or algorithm and the Investment Manager’s ability to properly analyze or timely adjust the metrics or update the data underlying the model or features of the algorithm. Other quantitative methods and techniques used by the Investment Manager, and the investments selected based on these methods and techniques, are also subject to these types of risks.
Real Estate Investments Risk—The Fund may invest in securities of real estate companies and companies related to the real estate industry, which are subject to the same risks as direct investments in real estate. These risks include, among others: changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; changes in the real estate values and interest rates; and the generation of sufficient income. Real estate companies tend to have micro-, small- or mid-capitalization, making their securities more volatile and less liquid than those of companies with larger-capitalizations. Real estate companies may use leverage (and some may be highly leveraged), which increases investment risk and the risks normally associated with debt financing and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. These risks are especially applicable in conditions of declining real estate values, such as those experienced during 2007 through 2009.
Regulatory and Legal Risk—U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.
REIT Risk—In addition to the risks pertaining to real estate investments more generally, REITs are subject to additional risks. The value of a REIT can depend on the structure of and cash flow generated by the REIT. REITs whose investments are concentrated in a limited number or type of properties, investments or narrow geographic area are subject to the risks affecting those properties or areas to a greater extent than a REIT with less concentrated investments. REITs are also subject to certain provisions under federal tax law. In addition, REITs may have expenses, including advisory and administration expenses, and the Fund and its shareholders will incur its pro rata share of the underlying expenses.
Restricted Securities Risk—Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Fund.
Sector Emphasis Risk-Financial Sector Risk—The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. The Fund may be adversely affected by events or developments negatively impacting the financial sector or issuers within the financial sector, including banks.
Sector Emphasis Risk-Technology Stocks Risk—Stocks of companies involved in the technology sector, including information technology companies, may be very volatile. The Fund may be adversely affected by events or developments negatively impacting the technology sector or issuers within the technology sector.
Small-Capitalization Securities Risk—The Fund is subject to the risk that small-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of small-capitalization companies may be more speculative, volatile and less liquid than securities of larger companies. Small-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources, and may be more vulnerable to adverse developments than mid- or large- capitalization companies.
Value Stocks Risk—Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Class A share calendar year performance from year to year and average annual returns for the one, five and ten year or since inception periods (if shorter), as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.
The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Class A share calendar year performance from year to year and average annual returns for the one, five and ten year or since inception periods (if shorter), as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return Q2 2009 31.14%	Lowest Quarter Return Q3 2011 -20.95%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary.

GUGGENHEIM FUNDS TRUST | Guggenheim Small Cap Value Fund | Russell 2000 Value Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(12.86%)
5 Years	rr_AverageAnnualReturnYear05	3.61%
Since Inception	rr_AverageAnnualReturnSinceInception	10.40%
GUGGENHEIM FUNDS TRUST | Guggenheim Small Cap Value Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	SSUAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[44]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.09%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.09%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.79%)	[45]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.30%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2017
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 601
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,026
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,476
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,721
Annual Return 2009	rr_AnnualReturn2009	61.04%
Annual Return 2010	rr_AnnualReturn2010	21.60%
Annual Return 2011	rr_AnnualReturn2011	(5.59%)
Annual Return 2012	rr_AnnualReturn2012	18.68%
Annual Return 2013	rr_AnnualReturn2013	35.95%
Annual Return 2014	rr_AnnualReturn2014	(1.61%)
Annual Return 2015	rr_AnnualReturn2015	(7.46%)
Annual Return 2016	rr_AnnualReturn2016	26.22%
Annual Return 2017	rr_AnnualReturn2017	3.49%
Annual Return 2018	rr_AnnualReturn2018	(12.86%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.95%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(17.02%)
5 Years	rr_AverageAnnualReturnYear05	(0.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 11, 2008
GUGGENHEIM FUNDS TRUST | Guggenheim Small Cap Value Fund | Class A | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(19.65%)
5 Years	rr_AverageAnnualReturnYear05	(2.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 11, 2008
GUGGENHEIM FUNDS TRUST | Guggenheim Small Cap Value Fund | Class A | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(8.70%)
5 Years	rr_AverageAnnualReturnYear05	(0.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 11, 2008
GUGGENHEIM FUNDS TRUST | Guggenheim Small Cap Value Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	SSVCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[46]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.19%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.94%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.89%)	[45]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.05%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2017
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 308
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	826
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,470
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,198
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	208
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	826
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,470
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,198
Label	rr_AverageAnnualReturnLabel	Class C
1 Year	rr_AverageAnnualReturnYear01	(14.26%)
5 Years	rr_AverageAnnualReturnYear05	(0.05%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 11, 2008
GUGGENHEIM FUNDS TRUST | Guggenheim Small Cap Value Fund | Institutional
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	SSUIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.91%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.86%)	[45]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.05%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2017
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	517
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	952
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,163
Label	rr_AverageAnnualReturnLabel	Institutional Class
1 Year	rr_AverageAnnualReturnYear01	(12.61%)
5 Years	rr_AverageAnnualReturnYear05	0.97%
Since Inception	rr_AverageAnnualReturnSinceInception	12.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 11, 2008
GUGGENHEIM FUNDS TRUST | Guggenheim Small Cap Value Fund | Class P
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	SSUPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.79%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.79%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.49%)	[45]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.30%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2017
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	724
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,342
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,010
Label	rr_AverageAnnualReturnLabel	Class P
1 Year	rr_AverageAnnualReturnYear01	(12.84%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015
GUGGENHEIM FUNDS TRUST | Guggenheim StylePlus—Large Core Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Guggenheim StylePlus—Large Core Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Guggenheim StylePlus—Large Core Fund (the “Fund”) seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay a commission to your financial intermediary for effecting transactions in a class of shares of the Fund without any initial sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution. These commissions are not reflected in the fee and expense table or expense example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Family of Funds, as defined on page 147 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 101 of the Fund’s prospectus and the “How to Purchase Shares” section on page 80 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Family of Funds, as defined on page 147 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 101 of the Fund’s prospectus and the “How to Purchase Shares” section on page 80 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the current duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to exceed the total return of the S&P 500 Index (the “Index”). The Fund pursues its objective by investing, under normal circumstances, at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in: (i) equity securities issued by companies that have market capitalizations within the range of companies in the Index; (ii) investment vehicles that provide exposure to companies that have market capitalizations within the range of companies in the Index; and (iii) equity derivatives that, when purchased, provide exposure to (i.e., economic characteristics similar to) equity securities of companies with market capitalizations usually within the range of companies in the Index and equity derivatives based on large-capitalization indices, including large-capitalization growth indices and large-capitalization value indices deemed appropriate by Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”). The Fund will usually also invest in fixed-income instruments and cash investments to collateralize derivatives positions and to increase investment return. As of December 31, 2018, the Index consisted of securities of companies with market capitalizations that ranged from $2.9 billion to $780.1 billion.
Equity securities in which the Fund may invest include common stocks, rights and warrants, and American Depositary Receipts (“ADRs”). Derivatives in which the Fund may invest include options, futures contracts, swap agreements (including, but not limited to, total return swap agreements), and forward contracts (some of these instruments may be traded in the over-the-counter market). Fixed-income securities and other securities in which the Fund may invest include debt securities selected from a variety of sectors and credit qualities (principally, investment grade), principally, corporate bonds, participations in and assignments of syndicated bank loans, asset-backed securities (including mortgage-backed securities, collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”) and other structured finance investments), U.S. government and agency securities (including those not backed by the full faith and credit of the U.S. government), mezzanine and preferred securities, commercial paper, zero-coupon bonds, non-registered or restricted securities (consisting of securities originally issued in reliance on Rule 144A and Regulation S), step-up securities (such as step-up bonds) and convertible securities that Guggenheim Investments believes offer attractive yield and/or capital appreciation potential. The Fund may invest in securities listed, traded or dealt in other countries. The Fund may hold securities of any duration or maturity. Fixed-income securities in which the Fund may invest may pay fixed or variable rates of interest. The Fund may invest in a variety of investment vehicles, principally closed-end funds, exchange-traded funds (“ETFs”) and other mutual funds.
Allocation decisions within the actively managed equity, passive equity and actively managed fixed-income sleeves are at the discretion of the Investment Manager and are based on the Investment Manager’s judgment of the current investment environment (including market volatility), the attractiveness of each asset category, the correlations among Index components, individual positions or each asset category, and expected returns. In selecting investments for the Fund, the Investment Manager uses quantitative analysis, credit research and due diligence on issuers, regions and sectors to select the Fund’s investments and other proprietary strategies to identify securities and other assets that, in combination, are expected to contribute to exceeding the total return of the Index.
Derivative instruments may be used extensively by the Investment Manager to maintain exposure to the equity and fixed-income markets, to hedge the Fund’s portfolio, or to increase returns. The Investment Manager may determine to sell a security for several reasons including the following: (1) to meet redemption requests; (2) to close-out or unwind derivatives transactions; (3) to realize gains; or (4) if market conditions change.
The Fund invests a substantial portion of its assets in investment companies advised by the Investment Manager, or an affiliate of the Investment Manager, that invest in short-term fixed-income or floating rate securities. These funds are designed primarily to provide an alternative to investing directly and separately in various short-term fixed-income or floating rate securities. The Fund invests in these investment companies for various portfolio management purposes, including for cash management and liquidity management purposes and to seek to obtain exposure with a higher level of return on investments used to collateralize derivatives positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in fixed-income or floating rate securities. Investments by the Fund in these investment companies significantly increase the Fund’s exposure to the following asset categories: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”) or, if unrated, determined by the Investment Manager, to be of comparable quality; (ii) CLOs, other asset-backed securities and similarly structured debt investments; and (iii) other short-term fixed or floating rate debt securities. Such investments expose the Fund to the risks of these asset categories and decreases in the value of these investments may cause the Fund to deviate from its investment objective.
Under adverse or unstable market conditions or abnormal circumstances, the Fund could invest some or all of its assets in cash, derivatives, fixed-income instruments, government bonds, money market instruments, repurchase agreements or securities of other investment companies. The Fund may be unable to pursue or achieve its investment objective during that time and temporary investments could reduce the benefit from any upswing in the market.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any governmental agency. There is no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund are summarized below.
Asset-Backed Securities Risk—Investors in asset-backed securities, including residential mortgage-backed securities, commercial mortgage-backed securities and other structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, causing their prices to be volatile. These instruments are particularly subject to interest rate, credit and liquidity and valuation risks.
Collateralized Loan Obligations and Collateralized Debt Obligations Risk—CLOs bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.
CDOs are structured similarly to CLOs and bear the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities (such as other asset-backed securities), synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.
Commercial Paper Risk—The value of the Fund’s investment in commercial paper, which is an unsecured promissory note that generally has a maturity date between one and 270 days and is issued by a U.S. or foreign entity, is susceptible to changes in the issuer’s financial condition or credit quality. Investments in commercial paper are usually discounted from their value at maturity. Commercial paper can be fixed-rate or variable rate and can be adversely affected by changes in interest rates.
Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Counterparty Credit Risk—The Fund makes investments in financial instruments and over-the-counter ("OTC")-traded derivatives involving counterparties to gain exposure to a particular group of securities, index, asset class or other reference asset without actually purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease.
Credit Risk—The Fund could lose money if the issuer or guarantor of a fixed-income instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time or defaults. The issuer, guarantor or counterparty could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the instrument. Credit ratings may not be an accurate assessment of liquidity or credit risk.
Depositary Receipt Risk—The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.
Derivatives Risk—Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Some of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened credit, liquidity and valuation risks. Certain risks also are specific to the derivatives in which the Fund invests.
Swap Agreements Risk—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be exchange-traded through a futures commission merchant and/or cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory exchange trading and central clearing. Exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity but exchange trading and central clearing do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps.
Futures Contracts Risk—Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Investment Manager, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures are also subject to leverage risks and to liquidity risk.
Options Risk—Options or options on futures contracts give the holder of the option the right, but not the obligation, to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Investment Manager’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Investment Manager, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.
Equity Securities Risk—Equity securities include common stocks and other equity and equity-related securities (and securities convertible into stocks). The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.
Extension Risk—Certain debt instruments, including mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur at a slower rate or later than expected.  In this event, the expected maturity could lengthen and the Fund’s investment may sharply decrease in value and the Fund’s income from the investment may quickly decline.  These types of instruments are particularly subject to extension risk, and offer less potential for gains, during periods of rising interest rates. In addition, the Fund may be delayed in its ability to reinvest income or proceeds from these instruments in potentially higher yielding investments, which would adversely affect the Fund.
Foreign Securities and Currency Risk—Foreign securities carry unique or additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity and more volatility, limited legal recourse and higher transactional costs.
Growth Stocks Risk—Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.
High Yield and Unrated Securities Risk—High yield, below investment grade and unrated high risk debt securities (which also may be known as “junk bonds”) may present additional risks because these securities may be less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, and present more credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.
Interest Rate Risk—Investments in fixed-income instruments and other debt instruments are subject to the possibility that interest rates could rise sharply, which may cause the value of the Fund’s holdings and share price to decline. The risks associated with rising interest rates are heightened given the recent near historically low interest rate environment and, as of the date of this prospectus, increasing interest rate environment. Interest rates may continue to rise in the future, possibly suddenly and significantly, with unpredictable effects on the financial markets and the Fund’s investments. Fixed-income instruments with longer durations are subject to more volatility than those with shorter durations. During periods of rising interest rates, because changes in interest rates on adjustable rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.
Investment in Investment Vehicles Risk—Investing in other investment vehicles, including ETFs, closed-end funds, affiliated short-term funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF's shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF's shares.
Investment in Loans Risk—The Fund may invest in loans through assignments, participations or directly. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The Fund’s investments in loans can also be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Fund is also subject to the risk that the value of any collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments, become insolvent or otherwise default. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the issuer of the participation (or an agent acting on its behalf). Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations.
Large-Capitalization Securities Risk—The Fund is subject to the risk that large-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.
Leverage Risk—The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if it had not been leveraged.
Liquidity and Valuation Risk—It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. These risks may be heightened for fixed-income instruments because of the near historically low interest rate environment as of the date of this prospectus.
Management Risk—The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing the Fund to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active and frequent trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active and frequent trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active and frequent trading may also result in adverse tax consequences. In addition, the Fund is subject to the risks associated with the Investment Manager's allocation of assets between or among sleeves, including the timing and amount of such allocations.
Market Risk—The value of, or income generated by, the securities held by the Fund may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world. The performance of these investments may underperform the general securities markets or other types of securities.
Preferred Securities Risk—A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.
Prepayment Risk—Certain debt instruments, including loans and mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur more quickly or earlier than expected.  In this event, the Fund might be forced to forego future interest income on the principal repaid early and to reinvest income or proceeds at generally lower interest rates, thus reducing the Fund’s yield.  These types of instruments are particularly subject to prepayment risk, and offer less potential for gains, during periods of declining interest rates.
Regulatory and Legal Risk—U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.
Restricted Securities Risk—Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Fund.
U.S. Government Securities Risk—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate risk and credit risk.
Value Stocks Risk—Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.
Zero Coupon and Payment-In-Kind Securities Risk—Zero coupon and payment-in-kind securities pay no cash interest income and usually are sold at substantial discounts from their value at maturity. Zero coupon and payment-in-kind securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities, which make current cash-pay interest payments.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Class A share calendar year performance from year to year and average annual returns for the one, five and ten year or since inception periods (if shorter), as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.
Effective April 30, 2013, certain changes were made to the Fund’s principal investment strategies. Performance information prior to that date reflects the Fund’s prior principal investment strategies.
The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Class A share calendar year performance from year to year and average annual returns for the one, five and ten year or since inception periods (if shorter), as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return Q3 2009 16.38%	Lowest Quarter Return Q3 2011 -17.49%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary.

GUGGENHEIM FUNDS TRUST | Guggenheim StylePlus—Large Core Fund | S&P 500 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
GUGGENHEIM FUNDS TRUST | Guggenheim StylePlus—Large Core Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	SECEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[47]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.11%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.23%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[48]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.34%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 605
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	885
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,187
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,041
Annual Return 2009	rr_AnnualReturn2009	28.79%
Annual Return 2010	rr_AnnualReturn2010	15.63%
Annual Return 2011	rr_AnnualReturn2011	(4.38%)
Annual Return 2012	rr_AnnualReturn2012	12.44%
Annual Return 2013	rr_AnnualReturn2013	28.39%
Annual Return 2014	rr_AnnualReturn2014	14.91%
Annual Return 2015	rr_AnnualReturn2015	1.00%
Annual Return 2016	rr_AnnualReturn2016	12.96%
Annual Return 2017	rr_AnnualReturn2017	21.94%
Annual Return 2018	rr_AnnualReturn2018	(6.85%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.49%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(11.26%)
5 Years	rr_AverageAnnualReturnYear05	7.24%
10 Years	rr_AverageAnnualReturnYear10	11.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 10, 1962
GUGGENHEIM FUNDS TRUST | Guggenheim StylePlus—Large Core Fund | Class A | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(15.72%)
5 Years	rr_AverageAnnualReturnYear05	3.16%
10 Years	rr_AverageAnnualReturnYear10	8.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 10, 1962
GUGGENHEIM FUNDS TRUST | Guggenheim StylePlus—Large Core Fund | Class A | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(4.46%)
5 Years	rr_AverageAnnualReturnYear05	4.55%
10 Years	rr_AverageAnnualReturnYear10	8.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 10, 1962
GUGGENHEIM FUNDS TRUST | Guggenheim StylePlus—Large Core Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	SFECX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[49]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.39%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.27%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[48]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.24%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 327
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	706
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,212
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,603
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	227
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	706
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,212
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,603
Label	rr_AverageAnnualReturnLabel	Class C
1 Year	rr_AverageAnnualReturnYear01	(8.43%)
5 Years	rr_AverageAnnualReturnYear05	7.29%
10 Years	rr_AverageAnnualReturnYear10	10.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 1999
GUGGENHEIM FUNDS TRUST | Guggenheim StylePlus—Large Core Fund | Institutional
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GILIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.11%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.09%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[48]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.06%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	344
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	598
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,326
Label	rr_AverageAnnualReturnLabel	Institutional Class
1 Year	rr_AverageAnnualReturnYear01	(6.65%)
5 Years	rr_AverageAnnualReturnYear05	8.61%
Since Inception	rr_AverageAnnualReturnSinceInception	10.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012
GUGGENHEIM FUNDS TRUST | Guggenheim StylePlus—Large Core Fund | Class P
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	SFEPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.09%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.47%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.59%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[48]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.56%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 159
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	499
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	863
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,887
Label	rr_AverageAnnualReturnLabel	Class P
1 Year	rr_AverageAnnualReturnYear01	(7.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015
GUGGENHEIM FUNDS TRUST | Guggenheim StylePlus—Mid Growth Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Guggenheim StylePlus—Mid Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Guggenheim StylePlus—Mid Growth Fund (the “Fund”) seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay a commission to your financial intermediary for effecting transactions in a class of shares of the Fund without any initial sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution. These commissions are not reflected in the fee and expense table or expense example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Family of Funds, as defined on page 147 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 101 of the Fund’s prospectus and the “How to Purchase Shares” section on page 80 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Family of Funds, as defined on page 147 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 101 of the Fund’s prospectus and the “How to Purchase Shares” section on page 80 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the current duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to exceed the total return of the Russell Midcap® Growth Index (the “Index”). The Fund pursues its objective by investing, under normal circumstances, at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in: (i) equity securities issued by companies that have market capitalizations within the range of companies in the Index; (ii) investment vehicles that provide exposure to companies that have market capitalizations within the range of companies in the Index; and (iii) equity derivatives that, when purchased, provide exposure to (i.e., economic characteristics similar to) equity securities of companies with market capitalizations usually within the range of companies in the Index and equity derivatives based on mid-capitalization indices, including mid-capitalization growth indices deemed appropriate by Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”). The Fund will usually also invest in fixed-income instruments and cash investments to collateralize derivatives positions and to increase investment return. As of December 31, 2018, the Index consisted of securities of companies with market capitalizations that ranged from $364.6 million to $67.9 billion.
Equity securities in which the Fund may invest include common stocks, rights and warrants, and American Depositary Receipts (“ADRs”). Derivatives in which the Fund may invest include options, futures contracts, swap agreements (including but not limited to total return swap agreements), and forward contracts (some of these instruments may be traded in the over-the-counter market). Fixed-income securities and other securities in which the Fund may invest include debt securities selected from a variety of sectors and credit qualities (principally, investment grade), principally, corporate bonds, participations in and assignments of syndicated bank loans, asset-backed securities (including mortgage-backed securities, collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”) and other structured finance investments), U.S. government and agency securities (including those not backed by the full faith and credit of the U.S. government), mezzanine and preferred securities, commercial paper, zero-coupon bonds, non-registered or restricted securities (consisting of securities originally issued in reliance on Rule 144A and Regulation S), step-up securities (such as step-up bonds) and convertible securities that Guggenheim Investments believes offer attractive yield and/or capital appreciation potential. The Fund may invest in securities listed, traded or dealt in other countries. The Fund may hold securities of any duration or maturity. Fixed-income securities in which the Fund may invest may pay fixed or variable rates of interest. The Fund may invest in a variety of investment vehicles, principally closed-end funds, exchange-traded funds (“ETFs”) and other mutual funds.
Allocation decisions within the actively managed equity, passive equity and actively managed fixed-income sleeves are at the discretion of the Investment Manager and are based on the Investment Manager’s judgment of the current investment environment (including market volatility), the attractiveness of each asset category, the correlations among Index components, individual positions or each asset category, and expected returns. In selecting investments for the Fund, the Investment Manager uses quantitative analysis, credit research and due diligence on issuers, regions and sectors to select the Fund’s investments and other proprietary strategies to identify securities and other assets that, in combination, are expected to contribute to exceeding the total return of the Index.
Derivative instruments may be used extensively by the Investment Manager to maintain exposure to the equity and fixed-income markets, to hedge the Fund’s portfolio, or to increase returns. The Investment Manager may determine to sell a security for several reasons including the following: (1) to meet redemption requests; (2) to close-out or unwind derivatives transactions; (3) to realize gains; or (4) if market conditions change.
The Fund invests a substantial portion of its assets in investment companies advised by the Investment Manager, or an affiliate of the Investment Manager, that invest in short-term fixed-income or floating rate securities. These funds are designed primarily to provide an alternative to investing directly and separately in various short-term fixed-income or floating rate securities. The Fund invests in these investment companies for various portfolio management purposes, including for cash management and liquidity management purposes and to seek to obtain exposure with a higher level of return on investments used to collateralize derivatives positions and achieve greater diversification and trading efficiency than would usually be experienced by investing directly and separately in fixed-income or floating rate securities. Investments by the Fund in these investment companies significantly increase the Fund’s exposure to the following asset categories: (i) a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”) or, if unrated, determined by the Investment Manager, to be of comparable quality; (ii) CLOs, other asset-backed securities and similarly structured debt investments; and (iii) other short-term fixed or floating rate debt securities. Such investments expose the Fund to the risks of these asset categories and decreases in the value of these investments may cause the Fund to deviate from its investment objective.
Under adverse or unstable market conditions or abnormal circumstances, the Fund could invest some or all of its assets in cash, derivatives, fixed-income instruments, government bonds, money market instruments, repurchase agreements or securities of other investment companies. The Fund may be unable to pursue or achieve its investment objective during that time and temporary investments could reduce the benefit from any upswing in the market.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any governmental agency. There is no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund are summarized below.
Asset-Backed Securities Risk—Investors in asset-backed securities, including residential mortgage-backed securities, commercial mortgage-backed securities and other structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, causing their prices to be volatile. These instruments are particularly subject to interest rate, credit and liquidity and valuation risks.
Collateralized Loan Obligations and Collateralized Debt Obligations Risk—CLOs bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.
CDOs are structured similarly to CLOs and bear the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities (such as other asset-backed securities), synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.
Commercial Paper Risk—The value of the Fund’s investment in commercial paper, which is an unsecured promissory note that generally has a maturity date between one and 270 days and is issued by a U.S. or foreign entity, is susceptible to changes in the issuer’s financial condition or credit quality. Investments in commercial paper are usually discounted from their value at maturity. Commercial paper can be fixed-rate or variable rate and can be adversely affected by changes in interest rates.
Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Counterparty Credit Risk—The Fund makes investments in financial instruments and over-the-counter ("OTC")-traded derivatives involving counterparties to gain exposure to a particular group of securities, index, asset class or other reference asset without actually purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease.
Credit Risk—The Fund could lose money if the issuer or guarantor of a fixed-income instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time or defaults. The issuer, guarantor or counterparty could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the instrument. Credit ratings may not be an accurate assessment of liquidity or credit risk.
Depositary Receipt Risk—The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.
Derivatives Risk—Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Some of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened credit, liquidity and valuation risks. Certain risks also are specific to the derivatives in which the Fund invests.
Swap Agreements Risk—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be exchange-traded through a futures commission merchant and/or cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory exchange trading and central clearing. Exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity but exchange trading and central clearing do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps.
Futures Contracts Risk—Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Investment Manager, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures are also subject to leverage risks and to liquidity risk.
Options Risk—Options or options on futures contracts give the holder of the option the right, but not the obligation, to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Investment Manager’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Investment Manager, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.
Equity Securities Risk—Equity securities include common stocks and other equity and equity-related securities (and securities convertible into stocks). The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.
Extension Risk—Certain debt instruments, including mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur at a slower rate or later than expected.  In this event, the expected maturity could lengthen and the Fund’s investment may sharply decrease in value and the Fund’s income from the investment may quickly decline.  These types of instruments are particularly subject to extension risk, and offer less potential for gains, during periods of rising interest rates. In addition, the Fund may be delayed in its ability to reinvest income or proceeds from these instruments in potentially higher yielding investments, which would adversely affect the Fund.
Foreign Securities and Currency Risk—Foreign securities carry unique or additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity and more volatility, limited legal recourse and higher transactional costs.
Growth Stocks Risk—Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.
High Yield and Unrated Securities Risk—High yield, below investment grade and unrated high risk debt securities (which also may be known as “junk bonds”) may present additional risks because these securities may be less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, and present more credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.
Interest Rate Risk—Investments in fixed-income instruments and other debt instruments are subject to the possibility that interest rates could rise sharply, which may cause the value of the Fund’s holdings and share price to decline. The risks associated with rising interest rates are heightened given the recent near historically low interest rate environment and, as of the date of this prospectus, increasing interest rate environment. Interest rates may continue to rise in the future, possibly suddenly and significantly, with unpredictable effects on the financial markets and the Fund’s investments. Fixed-income instruments with longer durations are subject to more volatility than those with shorter durations. During periods of rising interest rates, because changes in interest rates on adjustable rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.
Investment in Investment Vehicles Risk—Investing in other investment vehicles, including ETFs, closed-end funds, affiliated short-term funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF's shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF's shares.
Investment in Loans Risk—The Fund may invest in loans through assignments, participations or directly. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The Fund’s investments in loans can also be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Fund is also subject to the risk that the value of any collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments, become insolvent or otherwise default. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the issuer of the participation (or an agent acting on its behalf). Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations.
Leverage Risk—The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if it had not been leveraged.
Liquidity and Valuation Risk—It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. These risks may be heightened for fixed-income instruments because of the near historically low interest rate environment as of the date of this prospectus.
Management Risk—The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing the Fund to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active and frequent trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active and frequent trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active and frequent trading may also result in adverse tax consequences. In addition, the Fund is subject to the risks associated with the Investment Manager's allocation of assets between or among sleeves, including the timing and amount of such allocations.
Market Risk—The value of, or income generated by, the securities held by the Fund may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world. The performance of these investments may underperform the general securities markets or other types of securities.
Mid-Capitalization Securities Risk—The Fund is subject to the risk that mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of mid-capitalization companies may be more speculative, volatile and less liquid than securities of large companies. Mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources, and may be more vulnerable to adverse developments than large capitalization companies.
Preferred Securities Risk—A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.
Prepayment Risk—Certain debt instruments, including loans and mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur more quickly or earlier than expected.  In this event, the Fund might be forced to forego future interest income on the principal repaid early and to reinvest income or proceeds at generally lower interest rates, thus reducing the Fund’s yield.  These types of instruments are particularly subject to prepayment risk, and offer less potential for gains, during periods of declining interest rates.
Regulatory and Legal Risk—U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.
Restricted Securities Risk—Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Fund.
U.S. Government Securities Risk—U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed-income and debt securities, particularly interest rate risk and credit risk.
Zero Coupon and Payment-In-Kind Securities Risk—Zero coupon and payment-in-kind securities pay no cash interest income and usually are sold at substantial discounts from their value at maturity. Zero coupon and payment-in-kind securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities, which make current cash-pay interest payments.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Class A share calendar year performance from year to year and average annual returns for the one, five and ten year or since inception periods (if shorter), as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.
Effective April 30, 2013, certain changes were made to the Fund’s investment objective and principal investment strategies. Performance information prior to that date reflects the Fund’s prior principal investment strategies.
The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Class A share calendar year performance from year to year and average annual returns for the one, five and ten year or since inception periods (if shorter), as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return Q2 2009 19.75%	Lowest Quarter Return Q3 2011 -18.09%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary. The returns shown below reflect applicable sales charges, if any.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary. The returns shown below reflect applicable sales charges, if any.

GUGGENHEIM FUNDS TRUST | Guggenheim StylePlus—Mid Growth Fund | Russell Midcap Growth Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.75%)
5 Years	rr_AverageAnnualReturnYear05	7.42%
10 Years	rr_AverageAnnualReturnYear10	15.12%
GUGGENHEIM FUNDS TRUST | Guggenheim StylePlus—Mid Growth Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	SECUX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[50]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.58%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[51]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.55%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 625
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	947
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,292
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,262
Annual Return 2009	rr_AnnualReturn2009	42.95%
Annual Return 2010	rr_AnnualReturn2010	22.97%
Annual Return 2011	rr_AnnualReturn2011	(4.79%)
Annual Return 2012	rr_AnnualReturn2012	14.94%
Annual Return 2013	rr_AnnualReturn2013	29.79%
Annual Return 2014	rr_AnnualReturn2014	12.31%
Annual Return 2015	rr_AnnualReturn2015	(0.78%)
Annual Return 2016	rr_AnnualReturn2016	8.17%
Annual Return 2017	rr_AnnualReturn2017	24.14%
Annual Return 2018	rr_AnnualReturn2018	(7.28%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.09%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(11.69%)
5 Years	rr_AverageAnnualReturnYear05	5.74%
10 Years	rr_AverageAnnualReturnYear10	12.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 17, 1969
GUGGENHEIM FUNDS TRUST | Guggenheim StylePlus—Mid Growth Fund | Class A | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(16.87%)
5 Years	rr_AverageAnnualReturnYear05	2.20%
10 Years	rr_AverageAnnualReturnYear10	10.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 17, 1969
GUGGENHEIM FUNDS TRUST | Guggenheim StylePlus—Mid Growth Fund | Class A | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(4.28%)
5 Years	rr_AverageAnnualReturnYear05	3.67%
10 Years	rr_AverageAnnualReturnYear10	9.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 17, 1969
GUGGENHEIM FUNDS TRUST | Guggenheim StylePlus—Mid Growth Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	SUFCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[52]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.12%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.46%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.36%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[51]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.33%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 336
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	734
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,258
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,694
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	236
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	734
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,258
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,694
Label	rr_AverageAnnualReturnLabel	Class C
1 Year	rr_AverageAnnualReturnYear01	(8.72%)
5 Years	rr_AverageAnnualReturnYear05	5.86%
10 Years	rr_AverageAnnualReturnYear10	12.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 1999
GUGGENHEIM FUNDS TRUST | Guggenheim StylePlus—Mid Growth Fund | Institutional
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GIUIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.12%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.39%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.29%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[51]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.26%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	705
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,554
Label	rr_AverageAnnualReturnLabel	Institutional Class
1 Year	rr_AverageAnnualReturnYear01	(7.07%)
5 Years	rr_AverageAnnualReturnYear05	6.89%
Since Inception	rr_AverageAnnualReturnSinceInception	9.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2012
GUGGENHEIM FUNDS TRUST | Guggenheim StylePlus—Mid Growth Fund | Class P
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	SEUPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.12%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.56%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.71%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[51]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.68%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2020
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 171
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	536
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	925
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,017
Label	rr_AverageAnnualReturnLabel	Class P
1 Year	rr_AverageAnnualReturnYear01	(7.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015
GUGGENHEIM FUNDS TRUST | Guggenheim World Equity Income Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Guggenheim World Equity Income Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Guggenheim World Equity Income Fund (the “Fund”) seeks to provide total return, comprised of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 125% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	125.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Family of Funds, as defined on page 147 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 101 of the Fund’s prospectus and the “How to Purchase Shares” section on page 80 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the current duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund will invest at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in equity securities. Generally, the Fund intends to invest in higher dividend-yielding equity securities. The Fund is not limited in the percentage of assets it may invest in securities listed, traded or dealt in any one country, region or geographic area and it may invest in a number of countries throughout the world, including emerging markets.
While the Fund tends to focus its investments in equity securities of large- and mid-capitalization companies, it can also invest in equity securities of companies that represent a broad range of market capitalizations and will not be constrained by capitalization limits. At times, the Fund may thus invest a significant portion of its assets in small- and mid-capitalization companies. The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), American Depositary Shares (“ADS”), convertible securities and warrants and rights. The Fund invests in securities denominated in a wide variety of currencies.
The Fund may invest in a variety of investment vehicles, such as exchange-traded funds (“ETFs”) and other mutual funds to manage its cash position, or to gain exposure to the equity markets or a particular sector of the equity markets. These investments may be more liquid than investing directly in individual issuers.
The Fund may also hold up to 20% of its assets (net assets, plus the amount of any borrowing for investment purposes) in non-equity securities of foreign or U.S. issuers.
While the Fund generally does not intend to usually hold a significant portion of its assets in derivatives, the Fund may invest in derivatives, consisting of forwards, options, swaps and futures contracts (some of these instruments may be traded in the over-the-counter market) in order to maintain exposure to the securities and currency markets at times when it is unable to purchase the corresponding securities and currencies directly, or it believes that it is more appropriate to use derivatives to obtain the desired exposure to the underlying assets. Further, the Fund may seek to reduce the Fund's foreign currency exposure associated with its foreign investments by engaging in transactions and derivatives designed to hedge against adverse movements in foreign currencies, including forward foreign currency contracts, spot market transactions, currency futures, and options. At times, the Fund may engage in extensive foreign currency hedging transactions.
Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), will actively manage the Fund’s portfolio while utilizing quantitative analysis to forecast risk. The Investment Manager’s goal will be to construct a well diversified portfolio comprised of securities that have historically demonstrated low volatility in their returns and that collectively have the ability to provide dividend yields in excess of the Fund’s benchmark, the MSCI World Index (Net) ("MSCI Index"). In selecting investments, the Investment Manager will consider the dividend yield potential of each security, the historic volatility of each security, the correlation between securities, trading liquidity and market capitalization, among other factors or security characteristics. The Investment Manager also may consider transaction costs and overall exposures to countries, sectors and stocks. While the portfolio may be comprised of a large portion of securities that are included within the MSCI Index, a broad-based index that captures large- and mid-cap representations across a large number of developed markets countries globally, the Fund will also invest in securities that are not included in the MSCI Index. The Investment Manager may determine to sell a security for several reasons including the following: (1) better investment opportunities are available; (2) to meet redemption requests; (3) to close-out or unwind derivatives transactions; (4) to realize gains; or (5) if market conditions change.
The Fund may invest in a limited number of industries or industry sectors, including the technology and financial sectors.
Under adverse or unstable market conditions or abnormal circumstances, the Fund could invest some or all of its assets in cash, derivatives, fixed-income instruments, government bonds, money market instruments, repurchase agreements or securities of other investment companies. The Fund may be unable to pursue or achieve its investment objective during that time and temporary investments could reduce the benefit from any upswing in the market.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any governmental agency. There is no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund are summarized below.
Capitalization Securities Risk—The Fund may have significant exposure to securities in a particular capitalization range, e.g., large-, mid- or small-cap securities. As a result, the Fund may be subject to the risk that the pre-dominate capitalization range may underperform other segments of the equity market or the equity market as a whole.
Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Counterparty Credit Risk—The Fund makes investments in financial instruments and over-the-counter ("OTC")-traded derivatives involving counterparties to gain exposure to a particular group of securities, index, asset class or other reference asset without actually purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease.
Credit Risk—The Fund could lose money if the issuer or guarantor of a fixed-income instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time or defaults. The issuer, guarantor or counterparty could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the instrument. Credit ratings may not be an accurate assessment of liquidity or credit risk.
Currency Risk—Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Fund. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad. The Fund's foreign currency hedging transactions and techniques may not be effective and, in certain cases, may adversely affect the Fund. In addition, the Fund’s ability to engage in these transactions and techniques may be limited under certain circumstances.
Depositary Receipt Risk—The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.
Derivatives Risk—Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in leverage, which may cause the Fund to be more volatile and riskier than if it had not been leveraged. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Some of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened credit, liquidity and valuation risks.
Dividend-Paying Stock Risk—As a category, dividend-paying stocks may underperform non-dividend paying stocks (and the stock market as a whole) over any period of time. In addition, issuers of dividend-paying stocks may have discretion to defer or stop paying dividends for a stated period of time. If the dividend-paying stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be adversely affected.
Emerging Markets Risk—Investments in or exposure to emerging markets are generally subject to a greater level of those risks associated with investing in or being exposed to developed foreign markets, as emerging markets are considered to be less developed than developing countries. Furthermore, investments in or exposure to emerging markets are generally subject to additional risks, including the risks associated with trading in smaller markets, lower volumes of trading, and being subject to lower levels of government regulation and less extensive accounting, financial and other reporting requirements.
Equity Securities Risk—Equity securities include common stocks and other equity and equity-related securities (and securities convertible into stocks). The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.
Foreign Securities and Currency Risk—Foreign securities carry unique or additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity and more volatility, limited legal recourse and higher transactional costs.
Geographic Focus Risk—Asia. Because the Fund may focus its investments in Asia, the Fund’s performance may be particularly susceptible to adverse social, political and economic conditions or events within Asia. As a result, the Fund’s performance may be more volatile than the performance of a more geographically diversified fund.
Geographic Focus Risk—Europe. Because the Fund may focus its investments in Europe, the Fund’s performance may be particularly susceptible to adverse social, political and economic conditions or events within Europe. As a result, the Fund’s performance may be more volatile than the performance of a more geographically diversified fund.
Interest Rate Risk—Investments in fixed-income instruments and other debt instruments are subject to the possibility that interest rates could rise sharply, which may cause the value of the Fund’s holdings and share price to decline. The risks associated with rising interest rates are heightened given the recent near historically low interest rate environment and, as of the date of this prospectus, increasing interest rate environment. Interest rates may continue to rise in the future, possibly suddenly and significantly, with unpredictable effects on the financial markets and the Fund’s investments. Fixed-income instruments with longer durations are subject to more volatility than those with shorter durations. During periods of rising interest rates, because changes in interest rates on adjustable rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.
Investment in Investment Vehicles Risk—Investing in other investment vehicles, including ETFs, closed-end funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF's shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF's shares.
Liquidity and Valuation Risk—It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. These risks may be heightened for fixed-income instruments because of the near historically low interest rate environment as of the date of this prospectus.
Management Risk—The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing the Fund to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active and frequent trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active and frequent trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active and frequent trading may also result in adverse tax consequences.
Market Risk—The value of, or income generated by, the securities held by the Fund may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world. The performance of these investments may underperform the general securities markets or other types of securities.
Preferred Securities Risk—A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.
Regulatory and Legal Risk—U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.
Sector Emphasis Risk-Financial Sector Risk—The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. The Fund may be adversely affected by events or developments negatively impacting the financial sector or issuers within the financial sector, including banks.
Sector Emphasis Risk-Technology Stocks Risk—Stocks of companies involved in the technology sector, including information technology companies, may be very volatile. The Fund may be adversely affected by events or developments negatively impacting the technology sector or issuers within the technology sector.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Class A share calendar year performance from year to year and average annual returns for the one, five and ten year or since inception periods (if shorter), as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.
Effective August 15, 2013, certain changes were made to the Fund’s investment objective, principal investment strategies and portfolio management team. Performance prior to that date, as well as prior to April 29, 2011, was achieved when the Fund had a different investment objective and used different strategies.
The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Class A share calendar year performance from year to year and average annual returns for the one, five and ten year or since inception periods (if shorter), as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return Q2 2009 15.19%	Lowest Quarter Return Q3 2011 -18.28%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary. The returns shown below reflect applicable sales charges, if any.

GUGGENHEIM FUNDS TRUST | Guggenheim World Equity Income Fund | MSCI World Index (Net)
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes, except foreign withholding taxes)
Label	rr_AverageAnnualReturnLabel	MSCI World Index (Net) (reflects no deductions for fees, expenses or taxes, except foreign withholding taxes)	[53]
1 Year	rr_AverageAnnualReturnYear01	(8.71%)
5 Years	rr_AverageAnnualReturnYear05	4.56%
10 Years	rr_AverageAnnualReturnYear10	9.67%
GUGGENHEIM FUNDS TRUST | Guggenheim World Equity Income Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	SEQAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[54]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 593
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	874
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,176
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,031
Annual Return 2009	rr_AnnualReturn2009	19.79%
Annual Return 2010	rr_AnnualReturn2010	14.85%
Annual Return 2011	rr_AnnualReturn2011	(15.96%)
Annual Return 2012	rr_AnnualReturn2012	15.86%
Annual Return 2013	rr_AnnualReturn2013	19.31%
Annual Return 2014	rr_AnnualReturn2014	4.62%
Annual Return 2015	rr_AnnualReturn2015	(0.98%)
Annual Return 2016	rr_AnnualReturn2016	9.75%
Annual Return 2017	rr_AnnualReturn2017	14.70%
Annual Return 2018	rr_AnnualReturn2018	(8.69%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.28%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(13.04%)
5 Years	rr_AverageAnnualReturnYear05	2.55%
10 Years	rr_AverageAnnualReturnYear10	6.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 1993
GUGGENHEIM FUNDS TRUST | Guggenheim World Equity Income Fund | Class A | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(13.97%)
5 Years	rr_AverageAnnualReturnYear05	1.47%
10 Years	rr_AverageAnnualReturnYear10	5.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 1993
GUGGENHEIM FUNDS TRUST | Guggenheim World Equity Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(7.55%)
5 Years	rr_AverageAnnualReturnYear05	1.49%
10 Years	rr_AverageAnnualReturnYear10	4.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 1993
GUGGENHEIM FUNDS TRUST | Guggenheim World Equity Income Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	SFGCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[55]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.48%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.18%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 300
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	662
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,150
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,497
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	200
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	662
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,150
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,497
Label	rr_AverageAnnualReturnLabel	Class C
1 Year	rr_AverageAnnualReturnYear01	(10.25%)
5 Years	rr_AverageAnnualReturnYear05	2.78%
10 Years	rr_AverageAnnualReturnYear10	5.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 1999
GUGGENHEIM FUNDS TRUST | Guggenheim World Equity Income Fund | Institutional
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	SEWIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.02%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	320
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,243
Label	rr_AverageAnnualReturnLabel	Institutional Class
1 Year	rr_AverageAnnualReturnYear01	(8.46%)
5 Years	rr_AverageAnnualReturnYear05	3.83%
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011
GUGGENHEIM FUNDS TRUST | Guggenheim World Equity Income Fund | Class P
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	SEQPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.45%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.40%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 124
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	425
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	749
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,664
Label	rr_AverageAnnualReturnLabel	Class P
1 Year	rr_AverageAnnualReturnYear01	(8.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015
GUGGENHEIM FUNDS TRUST | Guggenheim Diversified Income Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Guggenheim Diversified Income Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Guggenheim Diversified Income Fund (the “Fund”) seeks to achieve high current income with consideration for capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay a commission to your financial intermediary for effecting transactions in a class of shares of the Fund without any initial sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution. These commissions are not reflected in the fee and expense table or expense example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Family of Funds, as defined on page 59 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 36 of the Fund’s prospectus and the “How to Purchase Shares” section on page 80 of the Fund’s Statement of Additional Information. Different intermediaries and financial professionals may impose different sales charges or offer different sales charge waivers or discounts.  These variations are described in Appendix A to the Fund’s prospectus (Intermediary-Specific Sales Charge Waivers and Discounts).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Family of Funds, as defined on page 59 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges-Class A Shares” section on page 36 of the Fund’s prospectus and the “How to Purchase Shares” section on page 80 of the Fund’s Statement of Additional Information
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the current duration of the arrangements only.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund intends to pursue its investment objective by constructing a broadly diversified global portfolio with exposure across multiple high-income asset classes that provide an opportunity for growth. The Fund seeks diversification by investing primarily in asset classes that Guggenheim Partners Investment Management, LLC (the “Investment Manager”) believes provide exposure to different geographic regions, different positions in issuers’ capital structures and different investment styles. To achieve its intended portfolio, the Investment Manager allocates the Fund’s assets among multiple underlying investment strategies, primarily high-income credit and equity strategies. The Fund may indirectly obtain exposure to these asset classes, and pursue its investment objective, by investing significantly in affiliated and unaffiliated investment vehicles, including other investment companies managed by the Investment Manager or its affiliates.
The Fund seeks to provide broad exposure to high-income asset classes while incorporating elements of both strategic and tactical allocation. The Investment Manager sets target weightings for the Fund’s allocations, which it reviews and changes regularly and rebalances as needed, to accomplish a mix that the Investment Manager believes will maximize the Fund’s risk-adjusted yield in a given market while satisfying the Fund’s investment objective. Although the Fund is not constrained by fixed allocation proportions, the Fund anticipates that over the long term the fixed-income component will represent a greater portion of the Fund's portfolio than the equity component. However, the Fund's allocations may vary significantly from time to time based on the Investment Manager’s view of income generation, risk/return analysis, relative value and market conditions, and, during certain periods, the Fund may invest up to 100% of its assets in either fixed-income instruments or equity securities.
Although the Fund will principally invest in securities listed, traded or dealt in developed markets countries globally, it may also invest without limitation in securities listed, traded or dealt in other countries, including emerging markets countries (such as sovereign debt securities and Eurodollar bonds and obligations). Such securities may be denominated in foreign currencies.
The Fund invests directly or through investment vehicles in a diverse portfolio of fixed-income instruments of any maturity and duration with a bias towards instruments that the Investment Manager believes offer higher yields. The Fund’s income-oriented fixed-income investments may be represented by a broad range of investment grade and high-yield bonds, bank loans, asset-backed and mortgage-backed securities, municipal bonds and risk-linked securities (often referred to as event-linked bonds or catastrophe or insurance-linked bonds). The Fund may hold fixed-income instruments of any quality, rated or unrated, including, those that are rated below investment grade, or if unrated, determined to be of comparable quality (also known as “high yield securities” or “junk bonds”). These may include instruments that are in default at the time of purchase. If nationally recognized statistical rating organizations assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality. The Investment Manager selects instruments for purchase and sale based on intensive credit research involving extensive due diligence and relative valuation based on each issuer, region and sector. The Investment Manager also considers macroeconomic outlook and geopolitical issues.
The Fund also invests directly or through investment vehicles in a diverse portfolio of high-income equity securities, which include common and preferred stocks, issued by issuers of any market capitalization. To reduce volatility and mitigate drawdown (or the decrease in value of investments from their peak), the Investment Manager seeks high dividend yields based on a well-diversified portfolio comprised of securities with demonstrated historically low volatility in their returns that are issued by companies that the Investment Manager believes exhibit stable earnings.
In addition, the Fund may invest directly or through investment vehicles in a diversified portfolio of real estate investment trusts (“REITs”), with an emphasis on REITs with higher yields. The Investment Manager uses a top-down approach to analyze relative value and risk and identify attractive geographic regions and property sectors combined with a bottom-up approach to individual security selection.
The Fund may invest in instruments issued by U.S. and non-U.S. issuers that are engaged in or related to the infrastructure group of industries.
The Fund may invest in closed-end funds to, among other things, obtain exposure on the basis of qualitative features and quantitative measures to high-income domestic and foreign master limited partnerships ("MLPs") that are generally in energy-related industries. The Fund may also invest in closed-end funds to seek to exploit perceived pricing dislocations that the Investment Manager believes have the potential to narrow in the near term.
The Fund may seek certain exposures through derivative transactions, principally swaps, options, forward contracts, futures and Eurodollar futures (some of these instruments may be traded in the over-the-counter market).  The Fund may engage in derivative transactions to seek to hedge against fluctuations in securities prices, interest rates or currency rates, to manage the Fund’s aggregate exposure to the equity markets and to manage other investment risks.
The Investment Manager may determine to sell a security for several reasons, including the following: (1) to adjust the portfolio’s average maturity, or to shift assets into or out of higher-yielding securities; (2) if a security’s credit rating has been changed or for other credit reasons; (3) to meet redemption requests; (4) to take gains; or (5) due to relative value. Under adverse or unstable market conditions or abnormal circumstances (for example, in the event of credit events, where it is deemed opportune to preserve gains, or to preserve the relative value of investments or in the case of large cash inflows or anticipated large redemptions), the Fund can make temporary investments and may not be able to pursue or achieve its investment objective.
The Fund will primarily invest in affiliated and unaffiliated investment vehicles to achieve its investment objective until it is sufficiently large to invest in securities directly in an efficient manner, at which time the Fund may continue to invest significantly in affiliated and unaffiliated investment vehicles.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any governmental agency. There is no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund are summarized below.
Allocation Risk—The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Investment Manager to allocate effectively the Fund’s assets among multiple investment strategies, underlying funds and asset classes. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or that an investment strategy or underlying fund will achieve its particular investment objective.
Asset-Backed Securities Risk—Investors in asset-backed securities, including residential mortgage-backed securities, commercial mortgage-backed securities and other structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, causing their prices to be volatile. These instruments are particularly subject to interest rate, credit and liquidity and valuation risks.
Capitalization Securities Risk—The Fund may have significant exposure to securities in a particular capitalization range, e.g., large-, mid- or small-cap securities. As a result, the Fund may be subject to the risk that the pre-dominate capitalization range may underperform other segments of the equity market or the equity market as a whole.
Counterparty Credit Risk—The Fund makes investments in financial instruments and over-the-counter ("OTC")-traded derivatives involving counterparties to gain exposure to a particular group of securities, index, asset class or other reference asset without actually purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease.
Credit Risk—The Fund could lose money if the issuer or guarantor of a fixed-income instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time or defaults. The issuer, guarantor or counterparty could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the instrument. Credit ratings may not be an accurate assessment of liquidity or credit risk.
Derivatives Risk—Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Some of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened credit, liquidity and valuation risks.
Emerging Markets Risk—Investments in or exposure to emerging markets are generally subject to a greater level of those risks associated with investing in or being exposed to developed foreign markets, as emerging markets are considered to be less developed than developing countries. Furthermore, investments in or exposure to emerging markets are generally subject to additional risks, including the risks associated with trading in smaller markets, lower volumes of trading, and being subject to lower levels of government regulation and less extensive accounting, financial and other reporting requirements.
Equity Securities Risk—Equity securities include common stocks and other equity and equity-related securities (and securities convertible into stocks). The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.
Extension Risk—Certain debt instruments, including mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur at a slower rate or later than expected.  In this event, the expected maturity could lengthen and the Fund’s investment may sharply decrease in value and the Fund’s income from the investment may quickly decline.  These types of instruments are particularly subject to extension risk, and offer less potential for gains, during periods of rising interest rates. In addition, the Fund may be delayed in its ability to reinvest income or proceeds from these instruments in potentially higher yielding investments, which would adversely affect the Fund.
Foreign Securities and Currency Risk—Foreign securities carry unique or additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity and more volatility, limited legal recourse and higher transactional costs.
High Yield and Unrated Securities Risk—High yield, below investment grade and unrated high risk debt securities (which also may be known as "junk bonds") may present additional risks because these securities may be less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, and present more credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. This exposure may be obtained through investments in other investment companies.
Income Risk—Income risk involves the potential for decline in the Fund’s yield (the rate of dividends the Fund pays) in the event of declining interest rates.
Infrastructure Companies Risk—Securities and instruments of infrastructure companies are particularly susceptible to adverse economic or regulatory occurrences in their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including general or local economic conditions and political developments, changes in regulations, environmental problems and changes in interest rates.
Interest Rate Risk—Investments in fixed-income instruments and other debt instruments are subject to the possibility that interest rates could rise sharply, which may cause the value of the Fund’s holdings and share price to decline. Changes in interest rates may also affect the liquidity of the Fund's investments in fixed-income instruments. The risks associated with rising interest rates are heightened given the recent near historically low interest rate environment and, as of the date of this prospectus, increasing interest rate environment. Interest rates may continue to rise in the future, possibly suddenly and significantly, with unpredictable effects on the financial markets and the Fund’s investments. Fixed-income instruments with longer durations are subject to more volatility than those with shorter durations. During periods of rising interest rates, because changes in interest rates on adjustable rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.
Investment in Investment Vehicles Risk—Investing in other investment vehicles, including ETFs, closed-end funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund's performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF's shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF's shares.
Investment in Loans Risk—The Fund may invest in loans through assignments, participations or directly. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The Fund’s investments in loans can also be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Fund is also subject to the risk that the value of any collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments, become insolvent, or otherwise default. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the issuer of the participation (or an agent acting on its behalf). Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations.
Liquidity and Valuation Risk—It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. These risks may be heightened for fixed-income instruments because of the near historically low interest rate environment as of the date of this prospectus. Based on its investment strategies, a significant portion of the Fund's investments can be difficult to value and potentially less liquid and thus particularly prone to the foregoing risks.
Management Risk—The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing the Fund to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active and frequent trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active and frequent trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active and frequent trading may also result in adverse tax consequences.
Market Risk—The value of, or income generated by, the securities held by the Fund may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world. The performance of these investments may underperform the general securities markets or other types of securities.
Master Limited Partnerships Risk—Master limited partnerships ("MLPs") are subject to certain risks inherent in the structure of MLPs, including tax risks, limited control and voting rights and potential conflicts of interest. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Securities issued by MLPs may experience limited trading volumes and, thus, may be relatively illiquid or volatile at times. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income an MLP pays to its investors. The Fund will invest no more than 25% of its total assets in securities of MLPs which are classified as partnerships that are treated as qualified publicly traded partnerships, for U.S. federal income tax purposes.
Preferred Securities Risk—A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.
Prepayment Risk—Certain debt instruments, including loans and mortgage- and other asset-backed securities, are subject to the risk that payments on principal may occur more quickly or earlier than expected.  In this event, the Fund might be forced to forego future interest income on the principal repaid early and to reinvest income or proceeds at generally lower interest rates, thus reducing the Fund’s yield.  These types of instruments are particularly subject to prepayment risk, and offer less potential for gains, during periods of declining interest rates.
Real Estate Securities Risk—The Fund may invest in securities of real estate companies and companies related to the real estate industry, including real estate investment trusts (“REITs”), which are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns.
Regulatory and Legal Risk—U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.
Risk-Linked Securities Risk—Risk-linked securities ("RLS"), often referred to as event-linked bonds or catastrophe or insurance-linked bonds, are debt obligations for which the return of principal and the payment of interest are contingent on the non-occurrence of a "trigger" event, such as a hurricane or an earthquake of a specific magnitude or other physical or weather-related phenomenon causing physical or economic loss. If the trigger event occurs, the Fund may lose a portion or all of its accrued interest and/or principal invested in the RLS. In addition to the risk of a triggering event, RLS are subject to other risks, including credit risk and adverse changes in regulatory or jurisdictional interpretations.
Sovereign Debt Risk—The debt securities issued by sovereign entities may decline as a result of default or other adverse credit event resulting from a sovereign debtor's unwillingness or inability to repay principal and pay interest in a timely manner, which may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.
Special Situations/Securities in Default Risk—Investments in the securities and debt of distressed issuers or issuers in default involve far greater risk than investing in issuers whose debt obligations are being met and whose debt trade at or close to its “par” or full value because the investments are highly speculative with respect to the issuer’s ability to make interest payments and/or to pay its principal obligations in full and/or on time.
Tax Risk—The Fund’s investments and investment strategies, including investments in MLPs and certain investment vehicles, may be subject to special and complex federal income tax provisions that may adversely affect the Fund and its distributions to shareholders.  Although the Fund intends to monitor its transactions and may make certain tax elections to mitigate the potential adverse effect of these provisions, there can be no assurance that the Fund will be eligible for any such tax elections or that any adverse effects of these provisions will be mitigated.  Moreover, the tax treatment of income, gains and losses attributable to certain investments and derivatives transactions engaged in by the Fund, such as transactions in MLP interests, as well as various other special tax rules applicable to certain financial transactions and financial instruments could affect the amount, timing and character of the Fund’s distributions.  In some cases, these tax rules could also result in a retroactive change in the tax character of prior distributions, and may possibly cause all, or a portion, of prior distributions to be reclassified as returns of capital for tax purposes.  See “Dividends and Taxes,” below.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund's Class A share calendar year performance from year to year and average annual returns for the one, five and ten year or since inception periods (if shorter), as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling 800.820.0888.

The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund's Class A share calendar year performance from year to year and average annual returns for the one, five and ten year or since inception periods (if shorter), as applicable, for the Fund’s Class A, Class C, Institutional Class, and Class P shares compared to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.820.0888
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guggenheiminvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return		Lowest Quarter Return
Q1 2017	2.37%	Q4 2018	-3.98%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class A only. After-tax returns for Class C, Institutional Class, and Class P will vary. The returns shown below reflect applicable sales charges, if any.

GUGGENHEIM FUNDS TRUST | Guggenheim Diversified Income Fund | Bloomberg Barclays U.S. Aggregate Bond Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.63%
GUGGENHEIM FUNDS TRUST | Guggenheim Diversified Income Fund | 70% Bloomberg Barclays U.S. Aggregate Bond Index / 30% MSCI World Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	70% Bloomberg Barclays U.S. Aggregate Bond Index / 30% MSCI World Index (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.50%)
5 Years	rr_AverageAnnualReturnYear05	3.87%
GUGGENHEIM FUNDS TRUST | Guggenheim Diversified Income Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GUDAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[56]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	3.83%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.83%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.41%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.99%)	[57],[58]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.42%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2019
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 539
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,610
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,673
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,292
Annual Return 2017	rr_AnnualReturn2017	6.87%
Annual Return 2018	rr_AnnualReturn2018	(3.83%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.98%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(7.69%)
5 Years	rr_AverageAnnualReturnYear05	3.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 2016
GUGGENHEIM FUNDS TRUST | Guggenheim Diversified Income Fund | Class A | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(9.07%)
5 Years	rr_AverageAnnualReturnYear05	1.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 2016
GUGGENHEIM FUNDS TRUST | Guggenheim Diversified Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(4.35%)
5 Years	rr_AverageAnnualReturnYear05	1.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 2016
GUGGENHEIM FUNDS TRUST | Guggenheim Diversified Income Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GUDCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[59]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	3.89%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.90%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	6.23%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.06%)	[57],[58]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.17%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2019
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 320
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,486
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,720
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,676
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	220
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,486
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,720
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,676
Label	rr_AverageAnnualReturnLabel	Class C
1 Year	rr_AverageAnnualReturnYear01	(5.49%)
5 Years	rr_AverageAnnualReturnYear05	4.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 2016
GUGGENHEIM FUNDS TRUST | Guggenheim Diversified Income Fund | Institutional
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GUDIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	3.66%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.00%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.82%)	[57],[58]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.18%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2019
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,158
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,197
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,792
Label	rr_AverageAnnualReturnLabel	Institutional Class
1 Year	rr_AverageAnnualReturnYear01	(3.59%)
5 Years	rr_AverageAnnualReturnYear05	5.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 2016
GUGGENHEIM FUNDS TRUST | Guggenheim Diversified Income Fund | Class P
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GUDPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	none
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	3.82%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.82%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.58%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.40%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.98%)	[57],[58]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.42%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2019
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 145
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,364
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,089
Label	rr_AverageAnnualReturnLabel	Class P
1 Year	rr_AverageAnnualReturnYear01	(3.82%)
5 Years	rr_AverageAnnualReturnYear05	4.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 2016
GUGGENHEIM FUNDS TRUST | Guggenheim Capital Stewardship Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Guggenheim Capital Stewardship Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Guggenheim Capital Stewardship Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay a commission to your financial intermediary for effecting transactions in a class of shares of the Fund without any initial sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution. These commissions are not reflected in the fee and expense table or expense example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Family of Funds, as defined on page 44 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges—Class A Shares” section on page 24 of the Fund’s prospectus and the “How to Purchase Shares” section on page 52 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 164% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	164.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Family of Funds, as defined on page 44 of the Fund’s prospectus. This amount may vary depending on the Guggenheim Fund in which you invest. More information about these and other discounts is available from your financial professional and in the “Sales Charges—Class A Shares” section on page 24 of the Fund’s prospectus and the “How to Purchase Shares” section on page 52 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund pursues its investment objective, under normal market conditions, by primarily investing in equity securities that the Fund believes will provide attractive long-term returns relative to the S&P 500 Index. The Fund may also invest in pooled investment vehicles to gain exposure to equity securities and, while the Fund generally does not intend to normally hold a significant portion of its assets in derivatives, the Fund may invest in derivatives, consisting of forwards, options, swaps and futures contracts (some of these instruments may be traded on the over-the-counter markets), in order to maintain exposure to the equity market at times when it is not able to purchase the corresponding securities directly, or when it believes that it is more appropriate to use derivatives to obtain the desired exposure to the underlying assets. Equity securities in which the Fund may invest include common stocks, preferred stocks, stock warrants and rights, and convertible securities. Pooled investment vehicles in which the Fund may invest include exchange-traded funds (“ETFs”) and other mutual funds.

The Fund may invest in any number of issuers of any size, including small-capitalization issuers. In addition, the Fund may invest in non-U.S. investments, including issuers in emerging markets and may purchase depositary receipts. The Fund is actively managed and may trade without regard to the length of time an investment has been owned by the Fund, which may result in higher portfolio turnover.

The Fund primarily invests in companies that have implemented “multi-stakeholder management systems.” Multi-stakeholder management systems seek to create durable long-term value for shareholders by aligning the interests of all of a company’s core stakeholders, including investors, customers, employees, business partners and communities in which a company does business. Guggenheim Partners Investment Management, LLC, the Fund’s Investment Manager (the “Investment Manager”), and Concinnity Advisors, LP, the Fund’s sub-adviser (the “Sub-Adviser”), believe that companies that successfully implement multi-stakeholder management systems are generally better positioned to create sustained long-term value for their shareholders than competing companies that do not implement such systems.

To identify an initial universe of companies that it believes have exemplary multi-stakeholder management systems, the Sub-Adviser uses its proprietary research methodology system, which seeks to identify the components of those management systems, including, but not limited to: (1) customer loyalty; (2) employee engagement, as demonstrated by high levels of loyalty; (3) efficient use of “intangible” assets; (4) high supplier loyalty, as demonstrated by the maturity of supply chain activities; and (5) community engagement. After the Sub-Adviser identifies the initial universe of companies, the Investment Manager then uses its proprietary quantitative models approved by the Sub-Adviser to create a list of securities, which are comprised of securities issued by the companies identified by the Sub-Adviser. The Sub-Adviser then reviews the list of securities provided by the Investment Manager and will create and provide the Investment Manager with securities to be purchased by the Fund. The Investment Manager retains the responsibility for executing the trades instructed by the Sub-Adviser based on the Fund’s investment policies and limitations.

The Sub-Adviser may instruct the Investment Manager to sell a security for several reasons including, but not limited to, the following: (1) the company no longer meets the Sub-Adviser’s standards for a strong multi-stakeholder management system; (2) to meet redemption requests; and (3) if the Sub-Adviser believes doing so is in the Fund’s interest.

Under adverse, unstable or abnormal market conditions, the Fund could invest some or all of its assets in cash, derivatives, fixed-income instruments, government bonds, money market instruments, repurchase agreements or securities of other investment companies. The Fund may be unable to pursue or achieve its investment objective during that time and temporary investments could reduce the benefit from any upswing in the market.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any governmental agency. There is no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund are summarized below.

Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Counterparty Credit Risk—The Fund makes investments in financial instruments and over-the-counter ("OTC")-traded derivatives involving counterparties to gain exposure to a particular group of securities, index, asset class or other reference asset without actually purchasing those securities or investments, to hedge a position, or for other investment purposes. Through these investments and related arrangements (e.g., prime brokerage or securities lending arrangements or derivatives transactions), the Fund is exposed to credit risks that the counterparty may be unwilling or unable to make timely payments or otherwise to meet its contractual obligations. If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your shares in the Fund will decrease.

Depositary Receipt Risk—The Fund may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk— Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the portfolio managers are incorrect about their expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Some of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. OTC derivatives are subject to heightened credit, liquidity and valuation risks. Certain risks also are specific to the derivatives in which the Fund invests.

Swap Agreements Risk—Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be exchange-traded through a futures commission merchant and/or cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory exchange-trading and central clearing. Exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity but exchange trading and central clearing do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps.
Futures Contracts Risk—Futures contracts are exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying assets. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Investment Manager or Sub-Adviser, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures are also subject to leverage risks and to liquidity risk.
Options Risk—Options or options on futures contracts give the holder of the option the right, but not the obligation, to buy (or to sell) a position in a security or in a contract to the writer of the option, at a certain price. They are subject to correlation risk because there may be an imperfect correlation between the options and the securities markets that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the portfolio managers' ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions that can be held or controlled by the Fund or its Investment Manager or Sub-Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Emerging Markets Risk—Investments in or exposure to emerging markets are generally subject to a greater level of those risks associated with investing in or being exposed to developed foreign markets, as emerging markets are considered to be less developed than developing countries. Furthermore, investments in or exposure to emerging markets are generally subject to additional risks, including the risks associated with trading in smaller markets, lower volumes of trading, and being subject to lower levels of government regulation and less extensive accounting, financial and other reporting requirements.

Equity Securities Risk—Equity securities include common stocks and other equity and equity-related securities (and securities convertible into stocks). The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. A decline in the value of equity securities held by the Fund will adversely affect the value of your investment in the Fund. Common stocks generally represent the riskiest investment in a company and dividend payments (if declared) to preferred stockholders generally rank junior to payments due to a company’s debtholders. The Fund may lose a substantial part, or even all, of its investment in a company’s stock.

Foreign Securities and Currency Risk—Foreign securities carry unique or additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity and more volatility, limited legal recourse and higher transactional costs. The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to risks common to foreign securities as well as fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading.

Growth Stocks Risk—Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Investment in Investment Vehicles Risk—Investing in other investment vehicles, including, ETFs, closed-end funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF's shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF's shares.

Large-Capitalization Securities Risk—The Fund is subject to the risk that large-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Leverage Risk—The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if it had not been leveraged.

Liquidity and Valuation Risk—It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity, and for investments that may, for example, trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time.

Management Risk—The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing the Fund to fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active and frequent trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active and frequent trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active and frequent trading may also result in adverse tax consequences.

Market Risk—The value of, or income generated by, the securities held by the Fund may fluctuate rapidly and unpredictably as a result of factors affecting individual companies or changing economic, political, social or financial market conditions throughout the world. The performance of these investments may underperform the general securities markets or other types of securities.

Mid-Capitalization Securities Risk—The Fund is subject to the risk that mid-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of mid-capitalization companies may be more speculative, volatile and less liquid than securities of large companies. Mid-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources, and may be more vulnerable to adverse developments than large capitalization companies.

OTC Trading Risk—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. OTC derivatives are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. In addition, such derivative instruments are often highly customized and tailored to meet the needs of the counterparties. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price. As a result and similar to other privately negotiated contracts, a Fund is subject to counterparty credit risk with respect to such derivative contracts.

Preferred Securities Risk—A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Regulatory and Legal Risk—U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.

Sector Emphasis Risk—If the Fund invests a significant amount of its assets in any one sector, the Fund’s performance will depend to a greater extent on the overall condition of the sector and there is increased risk that the Fund will lose value and may be subject to increased volatility if conditions adversely affect that sector.  Further, issuers in a sector can react similarly to market, economic, political, regulatory, geopolitical, and other conditions.

Small-Capitalization Securities Risk—The Fund is subject to the risk that small-capitalization securities may underperform other segments of the equity market or the equity market as a whole. Securities of small-capitalization companies may be more speculative, volatile and less liquid than securities of larger companies. Small-capitalization companies tend to have inexperienced management as well as limited product and market diversification and financial resources, and may be more vulnerable to adverse developments than mid- or large- capitalization companies.

Sub-Adviser’s Proprietary Research Methodology Risk–There can be no assurance that the Sub-Adviser’s research methodology will prove to be effective in identifying favorable investment opportunities for the Fund.

Value Stocks Risk—Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Institutional Class share calendar year performance from year to year and average annual returns for the one, five and ten year or since inception periods (if shorter), as applicable, for the Fund’s Institutional Class shares compared to those of a broad measure of market performance. As of the date of the Prospectus, the Fund’s Class A and Class C shares had not yet commenced operations. Accordingly, no performance is shown for such classes. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s Institutional Class share calendar year performance from year to year and average annual returns for the one, five and ten year or since inception periods (if shorter), as applicable, for the Fund’s Institutional Class shares compared to those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter Return Q4 2017 7.92%	Lowest Quarter Return Q4 2018 -13.72%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

GUGGENHEIM FUNDS TRUST | Guggenheim Capital Stewardship Fund | S&P 500 Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.85%
GUGGENHEIM FUNDS TRUST | Guggenheim Capital Stewardship Fund | Class A
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GFCAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[60]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%	[61]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 601
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	868
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,154
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,968
GUGGENHEIM FUNDS TRUST | Guggenheim Capital Stewardship Fund | Class C
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GFCCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[62]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%	[61]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 308
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	643
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,103
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,379
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	208
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	643
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,103
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,379
GUGGENHEIM FUNDS TRUST | Guggenheim Capital Stewardship Fund | Institutional
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	GFCIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%	[61]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,283
Annual Return 2015	rr_AnnualReturn2015	(0.63%)
Annual Return 2016	rr_AnnualReturn2016	11.62%
Annual Return 2017	rr_AnnualReturn2017	19.77%
Annual Return 2018	rr_AnnualReturn2018	(6.86%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.72%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(6.86%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 26, 2014
GUGGENHEIM FUNDS TRUST | Guggenheim Capital Stewardship Fund | Institutional | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(11.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 26, 2014
GUGGENHEIM FUNDS TRUST | Guggenheim Capital Stewardship Fund | Institutional | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(3.56%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 26, 2014

[1]	A 1.00% deferred sales charge will normally be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.
[2]	Guggenheim Partners Investment Management, LLC, also known as Guggenheim Investments (the "Investment Manager") has contractually agreed through February 1, 2020 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A-1.02%, Class C-1.77%, Institutional Class-0.78%, and Class P-1.02%. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund’s Board of Trustees, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Investment Manager.
[3]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.
[4]	A 1.00% deferred sales charge will normally be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.
[5]	Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”) has contractually agreed through February 1, 2020 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A-1.16%, Class C-1.91%, Institutional Class-0.91%, and Class P-1.16%. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund’s Board of Trustees, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Investment Manager.
[6]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.
[7]	A 1.00% deferred sales charge will normally be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.
[8]	Restated to reflect current management fees.
[9]	Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”) has contractually agreed through February 1, 2020 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A-0.79%, Class C-1.54%, Institutional Class-0.50%, and Class P-0.79%. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund’s Board of Trustees, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Investment Manager.
[10]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.
[11]	A 1.00% deferred sales charge will normally be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.
[12]	Restated to reflect current management fees.
[13]	Guggenheim Partners Investment Management, LLC, also known as Guggenheim Investments (the "Investment Manager"), has contractually agreed through February 1, 2020 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A-0.75%, Class C-1.50%, Institutional Class-0.50%, and Class P-0.75%. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund’s Board of Trustees, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Investment Manager.
[14]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.
[15]	A 1.00% deferred sales charge will normally be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.
[16]	Other Expenses of the Subsidiary were less than 0.01% for the most recently completed fiscal year.
[17]	Guggenheim Partners Investment Management, LLC, also known as Guggenheim Investments (the "Investment Manager") has contractually agreed through February 1, 2020 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A-1.36%, Class C-2.11%, Institutional Class-0.95%, and Class P-1.36%. The Investment Manager has also contractually agreed to waive the management fee it receives from the Fund in any amount equal to the management fee paid to the Investment Manager by the Subsidiary. This undertaking will continue for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund’s Board of Trustees. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund’s Board of Trustees, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Investment Manager.
[18]	The Investment Manager has contractually agreed through February 1, 2020, to waive the amount of the Fund’s management fee to the extent necessary to offset the proportionate share of any management fee paid by the Fund with respect to any Fund investment in an underlying fund for which the Investment Manager or any of its affiliates also serves as investment manager. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund’s Board of Trustees.
[19]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.
[20]	A 1.00% deferred sales charge will normally be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.
[21]	Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”) has contractually agreed through February 1, 2020 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A-0.80%, Class C-1.55%, Institutional Class-0.55%, and Class P-0.80%. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund’s Board of Trustees, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Investment Manager.
[22]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.
[23]	A 1.00% deferred sales charge will normally be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.
[24]	Restated to reflect current management fees.
[25]	Guggenheim Partners Investment Management, LLC, also known as Guggenheim Investments (the "Investment Manager") has contractually agreed through February 1, 2020 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A-0.79%, Class C-1.54%, Institutional Class-0.50%, and Class P-0.79%. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund’s Board of Trustees, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Investment Manager.
[26]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.
[27]	No contingent deferred sales charge is imposed on redemptions of Class A shares of the Fund unless you acquire Class A shares of the Fund by exchanging Class A shares of another fund in the Guggenheim family of funds that was subject to a contingent deferred sales charge.
[28]	Other expenses are based on estimated amounts for the current fiscal year.
[29]	Guggenheim Partners Investment Management, LLC, also known as Guggenheim Investments (the "Investment Manager") has contractually agreed through February 1, 2020 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A-0.58%, Institutional Class-0.33%, and Class P-0.58%. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund’s Board of Trustees, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Investment Manager.
[30]	A 1.00% deferred sales charge will normally be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.
[31]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.
[32]	A 1.00% deferred sales charge will normally be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.
[33]	Security Investors, LLC, also known as Guggenheim Investments (the "Investment Manager"), has contractually agreed through February 1, 2020 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A-1.15%, Class C-1.90%, Institutional Class-0.90%, and Class P-1.15%. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund’s Board of Trustees, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Investment Manager.
[34]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.
[35]	A 1.00% deferred sales charge will normally be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.
[36]	Guggenheim Partners Investment Management, LLC, also known as Guggenheim Investments (the "Investment Manager"), has contractually agreed through February 1, 2020 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A-1.65%, Class C-2.40%, Institutional Class-1.40% and Class P-1.65%. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund’s Board of Trustees, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Investment Manager.
[37]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.
[38]	A 1.00% deferred sales charge will normally be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.
[39]	Security Investors, LLC, also known as Guggenheim Investments (the "Investment Manager"), has contractually agreed through February 1, 2020 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A-1.42%, Class C-2.12% and Class P-1.32%. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund’s Board of Trustees, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Investment Manager.
[40]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.
[41]	A 1.00% deferred sales charge will normally be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.
[42]	Guggenheim Partners Investment Management, LLC, also known as Guggenheim Investments (the "Investment Manager") has contractually agreed through February 1, 2020 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A-1.30%, Class C-2.05%, Institutional Class-1.10%, and Class P-1.30%. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund’s Board of Trustees, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Investment Manager.
[43]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.
[44]	A 1.00% deferred sales charge will normally be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.
[45]	Security Investors, LLC, also known as Guggenheim Investments (the "Investment Manager") has contractually agreed through February 1, 2020 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A-1.30%, Class C-2.05%, Institutional Class-1.05%, and Class P-1.30%. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund’s Board of Trustees, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Investment Manager.
[46]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.
[47]	A 1.00% deferred sales charge will normally be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.
[48]	Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), has contractually agreed through February 1, 2020, to waive the amount of the Fund’s management fee to the extent necessary to offset the proportionate share of any management fee paid by the Fund with respect to any Fund investment in an underlying fund for which the Investment Manager or any of its affiliates also serves as investment manager. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund’s Board of Trustees.
[49]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.
[50]	A 1.00% deferred sales charge will normally be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.
[51]	Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), has contractually agreed through February 1, 2020, to waive the amount of the Fund’s management fee to the extent necessary to offset the proportionate share of any management fee paid by the Fund with respect to any Fund investment in an underlying fund for which the Investment Manager or any of its affiliates also serves as investment manager. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund’s Board of Trustees.
[52]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.
[53]	The MSCI World Index (Net) returns reflect reinvested dividends net of foreign withholding taxes, but reflect no deductions for fees, expenses or other taxes. The returns are calculated by applying withholding rates applicable to non-resident persons who do not benefit from double taxation treaties. Withholding rates applicable to the Fund may be lower.
[54]	A 1.00% deferred sales charge will normally be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.
[55]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.
[56]	A 1.00% deferred sales charge will normally be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.
[57]	Guggenheim Partners Investment Management, LLC, also known as Guggenheim Investments (the "Investment Manager") has contractually agreed through February 1, 2020 to waive fees and/or reimburse expenses to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees (if any), but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A-1.30%, Class C-2.05%, Institutional Class-1.05% and Class P-1.30%. The Investment Manager is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Operating Expenses do not exceed the then-applicable expense cap. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund’s Board of Trustees, with certain waived fees and reimbursed expenses subject to the recoupment rights of the Investment Manager.
[58]	The Investment Manager has contractually agreed through February 1, 2020, to waive the amount of the Fund’s management fee to the extent necessary to offset the proportionate share of any management fee paid by the Fund with respect to any Fund investment in an underlying fund for which the Investment Manager or any of its affiliates also serves as investment manager. The agreement will expire when it reaches its termination or when the Investment Manager ceases to serve as such and it can be terminated by the Fund’s Board of Trustees.
[59]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.
[60]	A 1.00% deferred sales charge will normally be imposed on purchases of $1,000,000 or more on Fund shares purchased without an initial sales charge that are redeemed within 12 months of purchase.
[61]	Amounts are based on estimated amounts for a full fiscal year for Class A and Class C shares.
[62]	A 1.00% deferred sales charge will be imposed if Fund shares are redeemed within 12 months of purchase.